UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (844) 457-6383

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 through October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

JPMorgan Exchange-Traded Funds

October 31, 2016

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not NAV) through a brokerage account, and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

OCTOBER 31, 2016 (Unaudited)

Dear Shareholders,

I am pleased to report that all of our J.P. Morgan Exchange-Traded Funds met their objectives this past year, with returns closely corresponding to those of their diversified factor benchmarks, after fees and expenses. Three of the four funds with track records of one year or more — JPMorgan Diversified Return Global Equity (JPGE), JPMorgan Diversified Return International Equity (JPIN) and JPMorgan Diversified Return U.S. Equity (JPUS) — outperformed their corresponding capitalization-weighted indexes. The fourth, Diversified Return Emerging Markets Equity (JPEM), lagged behind its market capitalization-weighted index by less than 0.25% but still had double-digit returns. The potential benefits of our approach have gained industrywide recognition. Fund Action named our Diversified Return Global Equity ETF (JPGE) as the “Most Innovative Equity ETF.”1 Perhaps even more gratifying is the confidence ETF investors have placed in us. Cogent Reports’ 2016 Advisor Brandscape ranked us among the most trusted ETF providers.2 We believe the honor acknowledges an integrity that has endured since our firm’s founding, and it underscores our foremost commitment to our clients. In another confirmation of the appeal of our investment approach, our suite of ETFs reached a milestone of $1 billion in assets under management in early December.

“The potential benefits of our approach have gained industrywide recognition.” - Robert F. Deutsch

Investment implications of an unprecedented election

Over the past year coming into the fall’s U.S. presidential election, many professional economists looked on the economy as a healthy tortoise — fundamentally sound despite its gradual pace — not the sickly hare that worried markets even as stock valuations climbed. The unexpected election result has upset the economists’ relatively confident calculations. Consensus has given way to uncertainty.

Will the fiscal stimulus and tax reform that the incoming administration has talked about become the law of the land? If so, will they revive the hare or induce inflationary fever in the tortoise? Questions so basic about the direction of policy and the economic shifts it might imply almost inevitably invite periods of market volatility.

A steady course for the road ahead

We have built our “smart beta” ETFs to provide a smoother ride during volatile periods and to diversify unrewarded risks. The multi-factor stock selection process for J.P. Morgan ETFs’ underlying indexes seeks to identify stocks that exhibit the factors that drive returns, such as momentum or mispriced valuation. We have combined these factors into our suite of ETFs which are geared to avoid cyclical movement in asset prices. To continue our example, if mispriced stocks underperform, we might expect the market to favor momentum exposures of the ETF’s underlying index.

The same kind of systematic diversification informs our technique for handling risk. By maintaining a neutral risk weighting across economic sectors. The ETF underlying indexes seek to avoid a concentration in overvalued segments of the market, which we believe is the primary flaw in traditional equity index funds.

We are grateful for your belief in our firm and its process. We have extended our range of factor-based ETF investments in recent months with the JPMorgan Diversified Return U.S. Mid Cap Equity ETF (JPME) and an active ETF, the JPMorgan Diversified Alternatives ETF (JPHF). We believe JPHF bears especially close watching.3 We feel this new ETF can take portfolio diversification, one of the most valued features of our ETFs, to the next level.

If you have any questions, please visit www.jpmorganetfs.com or call J.P. Morgan Exchange Traded Funds at 1-844-457-6383.

Sincerely yours,

Robert F. Deutsch

President, J.P. Morgan Exchange Traded Funds

J.P. Morgan Asset Management

[1]

Fund Action ETF US Performance Awards 2016: The ETF awards are judged based on performance and/or asset flows over a 12 month period ending in September 2015. Data from earlier periods can be used to provide context, but will not be central to the judging decision. As well as performance data, judges will also consider the management firm’s and fund’s reputation in the market place — will give credit to managers who have shown innovation in new products and fee offerings, etc. Only Funds with their management/advisory company or team based in the U.S. or Canada are eligible for the awards. The awards will only be given to those firms who can demonstrate solid performance, positive asset flows and real credibility among advisors and investors. There is no minimum asset size required for any category. Past performance is not a guarantee of future performance.

[2]	Cogent Reports conducted an online survey with 1,460 financial advisors from January to March of 2016. In order to qualify, respondents were required to have an active book of business of at least $5 million and offer investment advice or planning services to individual investors on a fee or transactional basis. Cogent Reports set quota targets and weighted the data to be representative of the overall advisor universe using the Discovery Data Financial Services Industry database as a sample source. The survey results were published in June 2016. Past performance is not a guarantee of future performance.
[3]

Diversification does not guarantee returns or eliminate the risk of loss. There is no guarantee the Fund will meet its investment objective. JPMorgan Diversified Alternatives ETF is actively managed and will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs and the possibility of increased capital gains. Alternative investments and strategies involve higher risks than traditional investments and are not suitable for all investors.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	1

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

FOR THE YEAR ENDED OCTOBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Emerging Markets Equity ETF *	11.02%
Market Price**	11.63%
FTSE Emerging Diversified Factor Index (net of foreign withholding taxes)	11.92%
FTSE Emerging Index (net of foreign withholding taxes)	11.25%
Morgan Stanley Capital International (MSCI) Emerging Markets Index (net of foreign withholding taxes)	9.27%

Net Assets as of 10/31/2016	$43,809,461

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Emerging Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides emerging markets equity exposure, diversified across emerging market regions and super-sectors. The Underlying Index uses a proprietary multi-factor stock selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE MARKET PERFORM?

During the reporting period, the recovery in emerging market equity prices this year was supported on many fronts: an improving growth outlook, a strong rebound in many emerging market currencies and the first signs of upgrades to corporate earnings estimates in years. For the twelve months ended October 31, 2016, the MSCI Emerging Markets Index returned 9.27%.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the twelve months ended October 31, 2016, and had a performance deviation of -0.90% from the Underlying Index. Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviations from the Underlying Index were related to issues around local market access in certain countries, differences in the net asset value calculations and foreign exchange pricing between the Underlying Index and the Fund, and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s and the Underlying Index’s largest allocations of assets were to China/India and North Asia (Taiwan) and the smallest allocations were to the Europe/Middle East and Africa and Latin America. In terms of sectors, the Fund’s and Underlying Index’s largest weightings were in the financials and industrials sectors, while the smallest weightings were in the defensives and commodities sectors.

2	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	iShares MSCI India ETF	8.6%
2.	Taiwan Semiconductor Manufacturing Co., Ltd.	3.2
3.	Tencent Holdings Ltd.	3.0
4.	China Mobile Ltd.	2.8
5.	Hon Hai Precision Industry Co., Ltd.	2.0
6.	Ambev S.A.	1.5
7.	China Construction Bank Corp.	1.3
8.	Telekomunikasi Indonesia Persero Tbk PT	1.3
9.	Itau Unibanco Holding S.A.	1.1
10.	Banco Bradesco S.A.	1.0

PORTFOLIO COMPOSITION BY COUNTRY****
Taiwan	19.9%
China	19.0
Brazil	12.2
India	8.6
South Africa	7.2
Indonesia	5.8
Thailand	5.7
Russia	5.4
Malaysia	4.5
Philippines	2.2
Mexico	2.2
Turkey	1.5
United Arab Emirates	1.5
Poland	1.3
Chile	1.2
Other (each less than 1%)	1.8

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $48.68 as of October 31, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $48.98 as of October 31, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2016. The Fund’s composition is subject to change.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan Diversified Return Emerging Markets Equity ETF

FUND COMMENTARY

FOR THE YEAR ENDED OCTOBER 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2016

	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value	1/07/2015	11.02%	0.23%
Market Price		11.63%	0.59%

LIFE OF FUND PERFORMANCE (1/07/15 TO 10/31/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on January 7, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the FTSE Emerging Diversified Factor Index, the FTSE Emerging Index, and the MSCI Emerging Markets Index from January 7, 2015 to October 31, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Emerging Diversified Factor Index, the FTSE Emerging Index and the MSCI Emerging Markets Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Emerging Diversified Factor Index is an index comprised of equity securities from emerging markets selected to represent a diversified set of factor characteristics, originally developed by the adviser and its holdings are selected by the index provider primarily from the constituents of the FTSE Emerging Index. The FTSE Emerging Index is a market-capitalization weighted index and is part of the FTSE Global Equity

Index Series. The series includes large and mid cap securities from advanced and secondary emerging markets, classified in accordance with FTSE’s transparent Country Classification Review Process. The FTSE Emerging Index provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. FTSE International Limited is the index provider for the two FTSE indexes. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

JPMorgan Diversified Return Europe Currency Hedged ETF

FUND COMMENTARY

FOR THE PERIOD APRIL 1, 2016 (FUND INCEPTION DATE) THROUGH OCTOBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Europe Currency Hedged ETF*	5.96%
Market Price**	6.08%
FTSE Developed Europe Diversified Factor 100% Hedged to USD Index (net of foreign withholding taxes)	6.89%
FTSE Developed Europe Diversified Factor Index (net of foreign withholding taxes)	-0.73%
FTSE Developed Europe Index (net of foreign withholding taxes)	0.75%

Net Assets as of 10/31/2016	$26,483,268

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Europe Currency Hedged ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large and mid-cap equity securities in Europe, diversified across industries and international regions. The Underlying Index uses a proprietary multifactor selection process that measures the following characteristics: valuation, momentum and quality. The Underlying Index methodology includes quarterly rebalancing. In addition to reflecting European stock performance, the Underlying Index attempts to minimize the impact of exchange rate fluctuations by hedging out European currency exposure on a monthly basis.

HOW DID THE MARKET PERFORM?

Global financial markets generally weathered a sharp sell-off and rebounded to provide positive returns over the reporting period amid continued economic stimulus from leading central banks. Markets appeared to absorb the Federal Reserve’s December 2015 interest rate increase — the first in a decade — with little disruption. Investor concerns about the health of China’s economy sparked a sell-off in global financial markets and led to the worst start of any year on record for U.S. equity prices.

By the end of March 2016, global prices for both equities and crude oil had rebounded from mid-February lows and emerging market equities in particular experienced a brief but significant rise in prices. However, British voters confounded the expectations of some at the end of June 2016 and voted to exit the European Union. The unexpected result of the so-called Brexit referendum led to a sell-off in financial markets. Within days, financial markets recovered and volatility subsided. Notably, crude oil prices reached 15-month highs in October 2016 amid expectations that the Organization of Petroleum Exporting Countries would agree to production caps that would reduce global inventories.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance for the period from the Fund’s inception, April 1, 2016 to October 31, 2016.

During the period, the Fund’s performance deviated by -0.93% from the Underlying Index. The Fund and the Underlying Index outperformed the FTSE Developed Europe Diversified Factor Index, which is composed of large and mid-cap equity securities in Europe, diversified across industries and international regions and contains no currency hedge. The Fund also outperformed the FTSE Developed Europe Index, which is a more traditional market capitalization weighted index.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in performance relative to the Underlying Index were not significant. The majority of the Fund’s deviation against the Underlying Index was due to differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation, and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

By seeking to track the Underlying Index, the Fund seeks to deliver risk-adjusted returns by avoiding undue concentrations of risk that tend to characterize more traditional market-capitalization weighted indexes. The Underlying Index’s weightings are structured to distribute risk evenly across 10 economic sectors. A multi-factor stock screen is then used to identify the most attractive stocks in each sector of the Underlying Index, while avoiding the least attractive stocks. During the reporting period, the Fund’s largest country weightings were in the U.K., France and Germany, while its smallest positions were in Ireland, Portugal and Austria. The Fund’s largest average sector weightings were in the consumer goods, health care and consumer services sectors, while its smallest average positions were in the oil & gas, financials and basic materials sectors.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $26.48 as of October 31, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price is used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $26.52 as of October 31, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Diversified Return Europe Currency Hedged ETF

FUND COMMENTARY

FOR THE PERIOD APRIL 1, 2016 (FUND INCEPTION DATE) THROUGH OCTOBER 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2016
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Diversified Return Europe Currency Hedged ETF
Net Asset Value	4/01/2016	5.96%
Market Price		6.08%

LIFE OF FUND PERFORMANCE (4/01/16 TO 10/31/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 1, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Europe Currency Hedged ETF, the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index, the FTSE Developed Europe Diversified Factor Index, and the FTSE Developed Europe Index from April 1, 2016 to October 31, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index, the FTSE Developed Europe Diversified Factor Index, and the FTSE Developed Europe Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed Europe Diversified Factor 100% Hedged to USD Index and the FTSE Developed Europe Diversified Factor Index are indexes comprised of equity securities from developed Europe markets selected to represent a diversified set of factor characteristics, originally developed by the adviser, and the equity holdings of both indexes are selected by the index provider primarily from the constituents of the FTSE Developed Europe Index. The FTSE Developed Europe Diversified Factor 100% Hedged to USD Index represents European stock performance with the foreign currency risk of the index securities hedged against the U.S. dollar on a monthly basis. These two indexes include large and mid cap stocks providing coverage of developed European markets. FTSE Developed Europe Index is a market-capitalization weighted index representing the performance of large and mid cap companies in developed European markets. FTSE International Limited is the index provider for the three indexes. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

JPMorgan Diversified Return Europe Equity ETF

FUND COMMENTARY

FOR THE PERIOD DECEMBER 18, 2015 (FUND INCEPTION DATE) THROUGH OCTOBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Europe Equity ETF *	-0.23%
Market Price**	-0.09%
FTSE Developed Europe Diversified Factor Index (net of foreign withholding taxes)	-0.38%
FTSE Developed Europe Index (net of foreign withholding taxes)	-1.93%
Morgan Stanley Capital International (MSCI) Europe Index (net of foreign withholding taxes)	-1.81%

Net Assets as of 10/31/2016	$59,859,633

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Europe Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large-cap and mid-cap equity securities in Europe, diversified across industries. The Underlying Index uses a proprietary multifactor security selection process that measures the following characteristics: valuation, momentum and quality. The Underlying Index methodology includes quarterly rebalancing.

HOW DID THE MARKET PERFORM?

Global financial markets generally weathered two distinct sell-offs and rebounded to provide positive returns over the reporting period amid continued economic stimulus from leading central banks. Markets appeared to absorb the Federal Reserve’s December 2015 interest rate increase – the first in a decade – with little disruption. But investor concerns about the health of China’s economy sparked a sell-off in global financial markets.

By the end of March 2016, global prices for both equities and crude oil had rebounded from mid-February lows and emerging market equities in particular experienced a brief but significant rise in prices. However, British voters confounded the expectations of some at the end of June 2016 and voted to exit the European Union. The unexpected result of the so-called Brexit referendum led to a sell-off in financial markets. Within days, financial markets recovered and volatility subsided. Notably, crude oil prices reached 15-month highs in October 2016 amid expectations that the Organization of Petroleum Exporting Countries would agree to production caps that would reduce global inventories.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the period from the Fund’s inception, December 18, 2015 to

October 31, 2016. During the period, the Fund outperformed the Underlying Index. The Fund and the Underlying Index outperformed the FTSE Developed Europe Index and the MSCI Europe Index, which are more traditional market capitalization weighted indexes.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in performance relative to the Underlying Index were not significant and mostly attributable to differences in the end of the trading day for the Fund (New York City) and the Underlying Index (London). The majority of the Fund’s deviation against the Underlying Index was due to differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation, and fees and operating expenses incurred by the Fund.

Relative to market-cap weighted indexes, the Fund’s and Underlying Index’s sector allocations contributed to performance, most notably from an underweight position in the financials sector. The Fund and its Underlying Index also saw positive returns from the combination of the multi-factor screening and equal stock weighting approach, again most prominently in the financials sector.

HOW WAS THE FUND POSITIONED?

By seeking to track the Underlying Index, the Fund seeks to deliver superior risk-adjusted returns by avoiding undue concentrations of risk that tend to characterize more traditional market-cap weighted indexes. The Underlying Index’s weightings are structured to distribute risk evenly across 10 economic sectors. A multi-factor stock screen was then used to identify the most attractive stocks in each sector based on these factors, while avoiding the least attractive stocks. During the reporting period, the Fund’s largest country weightings were in the U.K., France and Germany, while its smallest positions were in Ireland, Portugal and Austria. The Fund’s largest average sector weightings were in the consumer goods, health care and consumer services sectors, while its smallest average positions were in the oil & gas, financials and basic materials sectors.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Diversified Return Europe Equity ETF

FUND COMMENTARY

FOR THE PERIOD DECEMBER 18, 2015 (FUND INCEPTION DATE) THROUGH OCTOBER 31, 2016 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	SAP SE	2.6%
2.	Vodafone Group plc	2.1
3.	Iberdrola S.A.	2.1
4.	Novartis AG	1.9
5.	GlaxoSmithKline plc	1.9
6.	Swisscom AG	1.7
7.	Roche Holding AG	1.6
8.	TOTAL S.A.	1.3
9.	British American Tobacco plc	1.3
10.	Royal Dutch Shell plc	1.3

PORTFOLIO COMPOSITION BY COUNTRY****
United Kingdom	25.5%
France	14.0
Germany	13.7
Switzerland	11.4
Spain	7.1
Sweden	6.0
Finland	5.0
Netherlands	4.9
Denmark	2.9
Norway	2.7
Italy	2.1
Belgium	2.1
Other (each less than 1%)	2.6

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $49.88 as of October 31, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price is used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $49.95 as of October 31, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2016. The Fund’s composition is subject to change.

8	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2016

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Diversified Return Europe Equity ETF
Net Asset Value	12/18/2015	-0.23%
Market Price		-0.09%

LIFE OF FUND PERFORMANCE (12/18/15 TO 10/31/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on December 18, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Europe Equity ETF, the FTSE Developed Europe Diversified Factor Index, the FTSE Developed Europe Index, and the MSCI Europe Index from December 18, 2015 to October 31, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed Europe Diversified Factor Index, the FTSE Developed Europe Index, and the MSCI Europe Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed Europe Diversified Factor Index is an index comprised of equity securities from the developed Europe market selected to represent a diversified set of factor characteristics, originally developed by the adviser, and its equity holdings are selected by the index provider primarily from the constituents of the FTSE Developed Europe Index. The FTSE Developed Europe Diversified Factor Index includes large and mid-cap stocks providing coverage of developed European markets. The FTSE Developed Europe Index is a market-capitalization weighted index representing the performance of large and mid-cap companies in developed European markets. FTSE International Limited is the index provider for these two indexes. The MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. The MSCI Europe Index consists of the following 15 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

FOR THE YEAR ENDED OCTOBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return Global Equity ETF*	4.31%
Market Price**	4.44%
FTSE Developed Diversified Factor Index (net of foreign withholding taxes)	4.16%
FTSE Developed Index (net of foreign withholding taxes)	1.29%
Morgan Stanley Capital International (MSCI) World Index (net of foreign withholding taxes)	1.18%

Net Assets as of 10/31/2016	$77,556,933

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return Global Equity ETF (the “Fund”) seeks to achieve investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which provides exposure to large and mid-cap equity securities in developed global markets, diversified across global regions and industries. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: valuation, momentum, volatility and market capitalization. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE MARKET PERFORM?

Global financial markets generally weathered two distinct sell-offs and rebounded to provide positive returns over the twelve month reporting period amid continued economic stimulus from leading central banks. Markets appeared to absorb the Federal Reserve’s December 2015 interest rate increase — the first in a decade — with little disruption. But investor concerns about the health of China’s economy sparked a sell-off in global financial markets and led to the worst start of any year on record for U.S. equity prices.

By the end of March 2016, global prices for both equities and crude oil had rebounded from mid-February lows and emerging market equities in particular experienced a brief but significant rise in prices. However, British voters confounded the expectations of some at the end of June 2016 and voted to exit the European Union. The unexpected result of the so-called Brexit referendum led to a sell-off in financial markets. Within days, financial markets recovered and volatility subsided and the S&P 500 Index reached three new closing highs in August 2016.

Notably, crude oil prices reached 15-month highs in October 2016 amid expectations that the Organization of Petroleum Exporting Countries would agree to production caps that would reduce global inventories.

HOW DID THE FUND PERFORM?

For the twelve months ended October 31, 2016, the Fund posted a positive absolute performance and experienced a performance deviation of 0.15% relative to the Underlying Index.

On an absolute basis, the Fund’s and the Underlying Index’s positions in the technology and industrials sectors were leading contributors to performance for the twelve month reporting period, while their positions in the consumer services and the financials sectors were the sole detractors from performance.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to specific trading limits, differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation, and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s and the Underlying Index’s largest allocation of assets was to North American markets — particularly the U.S. — with smaller allocations to Asia, Europe and Japan. In terms of sectors, the Fund’s and the Underlying Index’s largest average weighting were in the consumer goods, consumer services and health care sectors, while the smallest weightings were in the oil & gas, basic materials and telecommunications sectors.

10	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	Samsung Electronics Co., Ltd.	0.5%
2.	Toyota Motor Corp.	0.5
3.	CK Hutchison Holdings Ltd.	0.5
4.	CSL Ltd.	0.5
5.	Wesfarmers Ltd.	0.4
6.	SK Hynix, Inc.	0.4
7.	NAVER Corp.	0.4
8.	Hyundai Mobis Co., Ltd.	0.4
9.	Singapore Telecommunications Ltd.	0.4
10.	KDDI Corp.	0.4

PORTFOLIO COMPOSITION BY COUNTRY****
United States	25.6%
Japan	24.5
South Korea	9.1
Australia	8.4
France	4.2
Hong Kong	3.9
United Kingdom	3.1
Germany	3.0
Canada	2.9
Sweden	2.6
Singapore	2.2
Switzerland	2.0
Spain	1.9
Netherlands	1.4
Other (each less than 1.0%)	5.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.70 as of October 31, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $51.91 as of October 31, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2016. The Fund’s composition is subject to change.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Diversified Return Global Equity ETF

FUND COMMENTARY

FOR THE YEAR ENDED OCTOBER 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2016

	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Global Equity ETF
Net Asset Value	6/16/2014	4.31%	2.53%
Market Price		4.44%	2.70%

LIFE OF FUND PERFORMANCE (6/16/14 TO 10/31/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on June 16, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Global Equity ETF, the FTSE Developed Diversified Factor Index, the FTSE Developed Index, and the MSCI World Index from June 16, 2014 to October 31, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed Diversified Factor Index, the FTSE Developed Index and the MSCI World Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed Diversified Factor Index is an index comprised of equity securities from developed global markets selected to represent a diversified set of factor characteristics, originally developed by the adviser and its holdings are selected by the index provider primarily from the constituents of the FTSE Developed Index. The FTSE Developed Index is a market-capitalization weighted index representing the performance of large and mid cap companies in developed markets. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. FTSE International Limited is the index provider for the two indexes. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

JPMorgan Diversified Return International Currency Hedged ETF

FUND COMMENTARY

FOR THE PERIOD APRIL 1, 2016 (FUND INCEPTION DATE) THROUGH OCTOBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return International Currency Hedged ETF *	5.28%
Market Price**	5.36%
FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index (net of foreign withholding taxes)	6.21%
FTSE Developed ex North America Diversified Factor Index (net of foreign withholding taxes)	3.18%
FTSE Developed ex North America Index (net of foreign withholding taxes)	5.33%

Net Assets as of 10/31/2016	$26,316,114

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Currency Hedged ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large- and mid-cap equity securities in developed markets outside North America. The Underlying Index uses a proprietary multi-factor selection process that measures the following characteristics: valuation, momentum, volatility and market capitalization. In addition to reflecting international stock performance, the Underlying Index attempts to minimize the impact of exchange rate fluctuations by hedging currency exposure against the U.S. dollar on a monthly basis.

HOW DID THE MARKET PERFORM?

By the end of March 2016, global prices for both equities and crude oil had rebounded from mid-February lows and emerging market equities in particular experienced a brief but significant rise in prices. However, British voters confounded the expectations of some at the end of June 2016 and voted to exit the European Union. The unexpected result of the so-called Brexit referendum led to a sell-off in financial markets. Within days, financial markets recovered and volatility subsided. Notably, crude oil prices reached 15-month highs in October 2016 amid expectations that the Organization of Petroleum Exporting Countries would agree to production caps that would reduce global inventories.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute return for the period from Fund’s inception, April 1, 2016 to October 31, 2016. In terms of relative performance, the Fund’s performance deviated from the Underlying Index by -0.93%. While the Fund and the Underlying Index outperformed the FTSE Developed ex North America Diversified Factor Index. Relative to the FTSE Developed ex North America Index, the Fund underperformed and the Underlying Index outperformed.

Because the Fund’s holdings closely aligned with those of the Underlying Index, variances in relative performance to the Underlying Index were not significant. The majority of the Fund’s deviation against the Underlying Index was due to differences in valuations because of the timing of the local market closings and the net asset value calculations, the Fund’s small cash allocation, and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

By seeking to track the Underlying Index, the Fund seeks to deliver superior risk-adjusted returns by avoiding undue concentrations of risk that tend to characterize more traditional market-capitalization weighted indexes. The Underlying Index’s weightings are structured to distribute risk evenly across ten economic sectors and four regional sectors. A multi-factor stock screen is then used to identify the most attractive stocks in each sector of the Underlying Index, while avoiding the least attractive stocks. The Fund’s largest average weighted positions were in the health care, consumer goods and consumer services sectors, while the smallest averaged weighted positions were in the oil & gas, basic materials and technology sectors.

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $26.32 as of October 31, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $26.34 as of October 31, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan Diversified Return International Currency Hedged ETF

FUND COMMENTARY

FOR THE PERIOD APRIL 1, 2016 (FUND INCEPTION DATE) THROUGH OCTOBER 31, 2016 (unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2016

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Diversified Return International Currency Hedged ETF
Net Asset Value	4/01/2016	5.28%
Market Price		5.36%

LIFE OF FUND PERFORMANCE (4/01/16 TO 10/31/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on April 1, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Currency Hedged ETF, the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index, the FTSE Developed ex North America Diversified Factor Index, and the FTSE Developed ex North America Index from April 1, 2016 to October 31, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index, the FTSE Developed ex North America Diversified Factor Index, and the FTSE Developed ex North America Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index and the FTSE Developed ex North America Diversified Factor Index are indexes comprised of equity securities from developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, originally developed by the adviser, and the equity holdings of both indexes are selected by the index provider primarily from the constituents of the FTSE Developed ex North America

Index. The FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index represents international stock performance with the foreign currency risk of the index securities hedged against the U.S. dollar on a monthly basis. These two indexes include large and mid-cap stocks providing coverage of developed markets outside of North America. The FTSE Developed ex North America Index a market-capitalization weighted index representing the performance of large and mid-cap companies in developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. FTSE International Limited is the index provider for the three indexes. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

FOR THE YEAR ENDED OCTOBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return International Equity ETF *	-0.15%
Market Price**	0.41%
FTSE Developed ex North America Diversified Factor Index (net of foreign withholding taxes)	-0.15%
FTSE Developed ex North America Index (net of foreign withholding taxes)	-2.55%
Morgan Stanley Capital International (MSCI) EAFE Index (net of foreign withholding taxes)	-3.23%

Net Assets as of 10/31/2016	$470,042,716

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities in developed markets outside North America, diversified across sectors and international regions. The Underlying Index uses a proprietary multi-factor selection process that measures the following characteristics: valuation, momentum, volatility and specific market capitalization. The Underlying Index methodology includes quarterly rebalancing and liquidity screens.

HOW DID THE MARKET PERFORM?

Global financial markets generally weathered two distinct sell-offs and rebounded to provide positive returns over the twelve month reporting period amid continued economic stimulus from leading central banks. Markets appeared to absorb the Federal Reserve’s December 2015 interest rate increase — the first in a decade — with little disruption. However, investor concerns about the health of China’s economy sparked a sell-off in global financial markets and led to the worst start of any year on record for U.S. equity prices.

By the end of March 2016, global prices for both equities and crude oil had rebounded from mid-February lows and emerging market equities in particular experienced a brief but significant rise in prices. However, British voters confounded the expectations of some at the end of June 2016 and voted to exit the European Union. The unexpected result of the so-called Brexit referendum led to a sell-off in financial markets. Within days, financial markets recovered and volatility subsided. Notably, crude oil prices reached 15-month highs in October 2016 amid expectations that the Organization of Petroleum Exporting Countries would agree to production caps that would reduce global inventories.

HOW DID THE FUND PERFORM?

The Fund posted a negative absolute performance for the twelve months ended October 31, 2016. During the period, the Fund experienced no significant performance deviation from the performance of the Underlying Index. The Fund and the Underlying Index outperformed the MSCI EAFE Index and the FTSE Developed ex-North America Index, which are more traditional market capitalization weighted indexes.

The Fund’s and the Underlying Index’s positions in the financials and utilities sectors were leading detractors from absolute performance, while the Fund’s and the Underlying Index’s positions in the technology sector and the oil & gas sector were leading contributors to absolute performance.

Relative to FTSE Developed ex-North America (the “market-cap weighted index”), the Underlying Index’s multi-factor filter contributed to performance across most regions, especially continental Europe and Japan, as did the health care, telecommunications, and consumer services sectors. The Fund’s and Underlying Index’s risk weighting also contributed to performance relative to the market-cap weighted index, particularly driven by a structural underweight to the financials sector and an overweight to the oil & gas sector. Regionally, a significant underweight to continental Europe contributed to performance. Detractors during the same period include the multi-factor filter in the U.K. From a sector standpoint, the Fund’s and the Underlying Index’s overweight to the utilities sector and the multi-factor filter in the industrials sector detracted from performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the largest average sector weightings for the Fund and the Underlying Index were in the health care, consumer goods and consumer services sectors, while the smallest sector weightings were in the oil & gas, basic materials and technology sectors. The largest average regional weighting was in the Asia Pacific, excluding Japan, while the smallest weighting was in the U.K.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Diversified Return International Equity ETF

FUND COMMENTARY

FOR THE YEAR ENDED OCTOBER 31, 2016 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	BP plc	0.8%
2.	Royal Dutch Shell plc, Class A	0.8
3.	GlaxoSmithKline plc	0.7
4.	Vodafone Group plc	0.6
5.	Samsung Electronics Co., Ltd.	0.6
6.	AstraZeneca plc	0.6
7.	Reckitt Benckiser Group plc	0.5
8.	Hitachi High-Technologies Corp.	0.5
9.	Imperial Brands plc	0.5
10.	National Grid plc	0.5

PORTFOLIO COMPOSITION BY COUNTRY****
Japan	26.9%
United Kingdom	19.3
South Korea	9.4
Australia	8.6
Hong Kong	5.4
France	5.0
Germany	4.1
Singapore	2.8
Sweden	2.8
Netherlands	2.4
Spain	2.4
Switzerland	2.0
Finland	1.8
Denmark	1.4
Italy	1.1
Belgium	1.1
Other (each less than 1%)	3.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $50.00 as of October 31, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price is used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $50.17 as of October 31, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2016. The Fund’s composition is subject to change.

16	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2016

	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF
Net Asset Value	11/05/2014	-0.15%	1.24%
Market Price		0.41%	1.41%

LIFE OF FUND PERFORMANCE (11/05/14 TO 10/31/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on November 5, 2014.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the FTSE Developed ex North America Diversified Factor Index, the FTSE Developed ex North America Index, and the MSCI EAFE Index from November 5, 2014 to October 31, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the FTSE Developed ex North America Diversified Factor Index, the FTSE Developed ex North America Index and the MSCI EAFE Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The FTSE Developed ex North America Diversified Factor Index is an index comprised of equity securities from developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, originally developed by the adviser and its holdings are selected by the index provider primarily from the constituents of the FTSE Developed ex North American Index. The

FTSE Developed ex North America Index is a market-capitalization weighted index representing the performance of large and mid cap stocks in developed markets, excluding the U.S. and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. FTSE International Limited is the index provider for the two indexes. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

FOR THE YEAR ENDED OCTOBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Equity ETF*	5.92%
Market Price**	5.90%
Russell 1000 Diversified Factor Index	6.32%
Russell 1000 Index	4.26%

Net Assets as of 10/31/2016	$125,538,258

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Equity ETF (the “Fund”) seeks to achieve investment results that closely correspond, before fees and expenses, to the performance of the Russell 1000 Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which is composed of large cap and mid cap equity securities in the U.S. The Underlying Index uses a rules-based proprietary multi-factor selection process that utilizes the following characteristics: valuation, momentum and quality. The Underlying Index security selection process then seeks to exclude the least attractive stocks based on these characteristics. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE MARKET PERFORM?

U.S. financial markets generally weathered two distinct sell-offs and rebounded to provide positive returns over the twelve month reporting period amid continued economic stimulus from leading central banks. Markets appeared to absorb the Federal Reserve’s December 2015 interest rate increase — the first in a decade — with little disruption. However, investor concerns about the health of China’s economy sparked a sell-off in global financial markets and led to the worst start of any year on record for U.S. equity prices.

By the end of March 2016, global prices for both equities and crude oil had rebounded from mid-February lows and emerging market equities, in particular, experienced a brief but significant rise in prices. However, British voters confounded the expectations of some at the end of June 2016 and voted to exit the European Union. The unexpected result of the so-called Brexit referendum led to a sell-off in financial markets. Within days, financial markets recovered and volatility subsided and the S&P 500 Index reached three new closing highs in August 2016. Notably, crude oil prices reached 15-month highs in October 2016 amid expectations that the Organization of Petroleum Exporting Countries would agree to production caps that would reduce global inventories. For the twelve months ended October 31, 2016, the Russell 1000 Index returned 4.26%.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance but experienced a performance deviation of -0.40% relative to the Underlying Index for the twelve months ended October 31, 2016.

On an absolute basis, the Fund’s and the Underlying Index’s positions in the telecommunications and utilities sector and in the oil and gas and basic materials sector were leading contributors to performance for the twelve month period, while the Fund’s and Underlying Index’s position in the consumer goods and financials sectors were leading detractors from absolute performance.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to the Fund’s small cash allocation, and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s and the Underlying Index’s largest weightings were in the consumer goods sector and the telecommunications and utilities sector and the smallest weightings were in the oil, gas and basic materials sector and the financials sector.

18	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	DTE Energy Co.	0.7%
2.	C.R. Bard, Inc.	0.6
3.	NextEra Energy, Inc.	0.6
4.	Exelon Corp.	0.6
5.	SCANA Corp.	0.6
6.	PPL Corp.	0.6
7.	Southern Co. (The)	0.6
8.	Duke Energy Corp.	0.6
9.	Edison International, Inc.	0.6
10.	WEC Energy Group, Inc.	0.6

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Discretionary	16.1%
Information Technology	14.2
Health Care	14.1
Utilities	13.5
Consumer Staples	12.1
Industrials	8.5
Financials	6.7
Materials	5.3
Energy	4.2
Real Estate	2.7
Short-Term Investment	1.3
Telecommunication Services	1.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $57.06 as of October 31, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $57.08 as of October 31, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2016. The Fund’s composition is subject to change.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Diversified Return U.S. Equity ETF

FUND COMMENTARY

FOR THE YEAR ENDED OCTOBER 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2016

	INCEPTION DATE	1 Year	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value	9/29/2015	5.92%	13.44%
Market Price		5.90%	13.47%

LIFE OF FUND PERFORMANCE (9/29/15 TO 10/31/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 29, 2015.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the Russell 1000 Diversified Factor Index, and the Russell 1000 Index from September 29, 2015 to October 31, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Diversified Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the

Index, if applicable. The Russell 1000 Diversified Factor Index is an index comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, originally developed by the adviser and its holdings are selected by the index provider primarily from the constituents of the Russell 1000 Index. The Russell 1000 Index is a market-capitalization weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

FOR THE PERIOD MAY 11, 2016 (FUND INCEPTION DATE) THROUGH OCTOBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Return U.S. Mid Cap Equity ETF *	3.30%
Market Price**	3.28%
Russell Midcap Diversified Factor Index	3.50%
Russell Midcap Index	3.69%

Net Assets as of 10/31/2016	$36,153,888

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “Fund”) seeks to achieve investment results that closely correspond, before fees and expenses, to the performance of the Russell MidCap Diversified Factor Index (the “Underlying Index”).

INVESTMENT APPROACH

The Fund is passively managed to the Underlying Index, which tracks mid cap equity securities in the U.S. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: relative valuation, momentum and quality. The Underlying Index security selection process then seeks to exclude the least attractive stocks based on these characteristics. The Underlying Index’s methodology includes quarterly rebalancing.

HOW DID THE MARKET PERFORM?

By the end of March 2016, global prices for both equities and crude oil had rebounded from mid-February lows and emerging market equities in particular experienced a brief but significant rise in prices. However, British voters confounded the expectations of some at the end of June 2016 and voted to exit the European Union. The unexpected result of the so-called Brexit referendum led to a sell-off in financial markets. Within days, financial markets recovered and volatility subsided and the S&P 500 Index reached three new closing highs in August 2016. Notably, crude oil prices reached 15-month highs in October

2016 amid expectations that the Organization of Petroleum Exporting Countries would agree to production caps that would reduce global inventories.

HOW DID THE FUND PERFORM?

The Fund posted a positive absolute performance and experienced a performance deviation of -0.20% relative to the Underlying Index for the period from the Fund’s inception, May 11, 2016 to October 31, 2016.

The Fund’s and the Underlying Index’s positions in the consumer goods and financials sectors were leading detractors from absolute performance. The Fund’s and the Underlying Index’s positions oil & gas & basic materials sector and in the technology sector were leading contributors to absolute performance during the reporting period.

Because the Fund’s holdings were closely aligned with those of the Underlying Index, variances in relative performance due to security selection and/or sector allocation were not significant. The majority of the Fund’s deviation against the Underlying Index was due to the Fund’s small cash allocation, and fees and operating expenses incurred by the Fund.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s and the Underlying Index’s largest weightings were in the consumer discretionary and information technologies sectors and the smallest weightings were in the energy and real estate sectors.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

FUND COMMENTARY

FOR THE PERIOD MAY 11, 2016 (FUND INCEPTION DATE) THROUGH OCTOBER 31, 2016 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO****
1.	UGI Corp.	0.6%
2.	Great Plains Energy, Inc.	0.6
3.	Westar Energy, Inc.	0.6
4.	Alliant Energy Corp.	0.6
5.	ONEOK, Inc.	0.6
6.	PPL Corp.	0.6
7.	American Water Works Co., Inc.	0.6
8.	NiSource, Inc.	0.6
9.	Sempra Energy	0.5
10.	Ameren Corp.	0.5

PORTFOLIO COMPOSITION BY SECTOR****
Consumer Discretionary	16.1%
Information Technology	14.5
Utilities	12.9
Industrials	11.6
Health Care	11.6
Financials	8.7
Consumer Staples	7.2
Materials	6.4
Real Estate	5.5
Energy	3.6
Short-Term Investment	1.7
Telecommunication Services	0.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.65 as of October 31, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $51.64 as of October 31, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Percentages indicated are based on total investments as of October 31, 2016. The Fund’s composition is subject to change.

22	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2016
	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value	5/11/2016	3.30%
Market Price		3.28%

LIFE OF FUND PERFORMANCE (5/11/16 TO 10/31/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on May 11, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Mid Cap Equity ETF, the Russell Midcap Diversified Factor Index, and the Russell Midcap Index from May 11, 2016 to October 31, 2016. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell Midcap Diversified Factor Index and Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Russell Midcap Diversified Factor Index is an index comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, originally developed by the adviser and its holdings are selected by the index provider primarily from the constituents of the Russell Midcap Index. The Russell Midcap Index is a market-capitalization weighted index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.

Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 86.1%
	Brazil — 7.7%
4,009	AES Tiete Energia S.A.	20,836
107,824	Ambev S.A.	636,067
10,680	Banco do Brasil S.A.	98,168
6,490	Banco Santander Brasil S.A.	53,575
7,471	BB Seguridade Participacoes S.A.	74,897
21,502	BM&F Bovespa S.A. — Bolsa de Valores Mercadorias e Futuros	126,304
7,454	BR Malls Participacoes S.A.	29,797
15,434	CCR S.A.	84,036
3,133	CETIP S.A. — Mercados Organizados	44,041
8,499	Cia de Saneamento Basico do Estado de Sao Paulo	89,729
10,835	Cia Siderurgica Nacional S.A. (a)	36,456
13,684	Cielo S.A.	139,112
2,428	Cosan S.A. Industria e Comercio	32,488
7,778	CPFL Energia S.A.	59,017
7,541	EDP — Energias do Brasil S.A.	36,122
5,194	Engie Brasil Energia S.A.	66,536
4,843	Equatorial Energia S.A.	86,103
6,598	Estacio Participacoes S.A.	38,488
4,451	Grupo BTG Pactual	22,757
8,387	Hypermarcas S.A.	70,233
15,695	JBS S.A.	47,793
9,786	Klabin S.A.	50,402
35,372	Kroton Educacional S.A.	176,084
5,840	Localiza Rent a Car S.A.	72,799
1,208	M Dias Branco S.A.	51,537
900	Multiplan Empreendimentos Imobiliarios S.A.	18,104
1,071	Multiplus S.A.	14,575
3,778	Natura Cosmeticos S.A.	36,597
6,700	Odontoprev S.A.	25,188
58,855	Petroleo Brasileiro S.A. (a)	344,058
1,377	Porto Seguro S.A.	13,132
9,943	Raia Drogasil S.A.	221,319
1,037	Sao Martinho S.A.	20,730
1,162	Smiles S.A.	21,260
3,438	Sul America S.A.	20,981
2,355	TOTVS S.A.	21,396
2,358	Transmissora Alianca de Energia Eletrica S.A.	15,218
9,641	Ultrapar Participacoes S.A.	219,218
20,863	Vale S.A.	144,577

		3,379,730

	Chile — 1.1%
72,264	Aguas Andinas S.A., Class A	47,646
352,704	Banco de Chile	41,981

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chile — continued
634	Banco de Credito e Inversiones	32,586
880,398	Banco Santander Chile	49,262
26,296	Cencosud S.A.	85,725
177,930	Colbun S.A.	38,764
506,063	Enersis Americas S.A.	85,715
2,264,697	Itau CorpBanca	20,587
11,315	SACI Falabella	88,847

		491,113

	China — 18.9%
6,000	Agile Property Holdings Ltd.	3,326
219,000	Agricultural Bank of China Ltd., Class H	92,127
32,000	Air China Ltd., Class H	21,025
50,000	Aluminum Corp of China Ltd., Class H (a)	18,571
14,500	Anhui Conch Cement Co., Ltd., Class H	40,077
16,000	ANTA Sports Products Ltd.	46,141
38,000	AviChina Industry & Technology Co., Ltd., Class H	25,788
23,000	BAIC Motor Corp., Ltd., Class H (f)	24,120
641,000	Bank of China Ltd., Class H	287,245
65,000	Bank of Communications Co., Ltd., Class H	49,405
36,000	BBMG Corp., Class H	13,140
20,000	Beijing Capital International Airport Co., Ltd., Class H	20,932
6,000	Beijing Enterprises Holdings Ltd.	29,987
78,000	Beijing Enterprises Water Group Ltd.	56,421
36,000	Beijing Jingneng Clean Energy Co., Ltd., Class H	10,919
116,000	Belle International Holdings Ltd.	70,050
1,500	Biostime International Holdings Ltd.	3,680
50,000	Brilliance China Automotive Holdings Ltd.	59,475
12,500	BYD Co., Ltd., Class H (a)	82,292
201,000	CGN Power Co., Ltd., Class H (f)	58,682
70,000	China Cinda Asset Management Co., Ltd., Class H	25,148
63,000	China CITIC Bank Corp., Ltd., Class H	40,631
25,000	China Coal Energy Co., Ltd., Class H (a)	14,153
57,000	China Communications Construction Co., Ltd., Class H	62,589
36,000	China Communications Services Corp., Ltd., Class H	21,360
17,000	China Conch Venture Holdings Ltd.	31,736
776,000	China Construction Bank Corp., Class H	566,672
48,000	China Dongxiang Group Co., Ltd.	9,333
32,000	China Eastern Airlines Corp., Ltd., Class H (a)	14,367
27,000	China Everbright Bank Co., Ltd., Class H	12,310
12,000	China Everbright Ltd.	23,467
30,000	China Evergrande Group	19,747

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
28,500	China Galaxy Securities Co., Ltd., Class H	27,057
18,000	China Gas Holdings Ltd.	27,398
13,500	China Hongqiao Group Ltd.	12,063
53,000	China Huarong Asset Management Co., Ltd. (a) (f)	20,262
36,000	China Jinmao Holdings Group Ltd.	9,927
44,000	China Longyuan Power Group Corp., Ltd., Class H	33,548
9,000	China Machinery Engineering Corp., Class H	5,370
25,000	China Medical System Holdings Ltd.	39,040
32,500	China Merchants Bank Co., Ltd., Class H	79,032
55,000	China Minsheng Banking Corp., Ltd., Class H	62,580
105,000	China Mobile Ltd.	1,202,921
54,000	China Molybdenum Co., Ltd., Class H	11,978
36,000	China National Building Material Co., Ltd., Class H	16,428
34,000	China Overseas Land & Investment Ltd.	104,376
304,000	China Petroleum & Chemical Corp., Class H	219,853
61,000	China Power International Development Ltd.	22,182
22,500	China Railway Construction Corp., Ltd., Class H	28,126
46,000	China Railway Group Ltd., Class H	35,459
22,000	China Railway Signal & Communication Corp. Ltd., Class H (f)	17,838
56,000	China Reinsurance Group Corp., Class H	13,330
18,000	China Resources Gas Group Ltd.	56,440
22,000	China Resources Land Ltd.	54,638
38,000	China Resources Power Holdings Co., Ltd.	64,386
44,500	China Shenhua Energy Co., Ltd., Class H	92,258
16,000	China Shipping Development Co., Ltd., Class H	8,828
36,000	China South City Holdings Ltd.	7,966
34,000	China Southern Airlines Co., Ltd., Class H	19,080
20,000	China State Construction International Holdings Ltd.	29,177
326,000	China Telecom Corp., Ltd., Class H	168,073
10,800	China Vanke Co., Ltd., Class H	28,189
18,000	China Zhongwang Holdings Ltd.	8,310
14,700	Chongqing Changan Automobile Co., Ltd., Class B	22,413
27,000	Chongqing Rural Commercial Bank Co., Ltd., Class H	16,159
65,000	CITIC Ltd.	93,273
20,000	COSCO Shipping Ports Ltd.	19,828
62,000	Country Garden Holdings Co., Ltd.	32,176
86,000	CSPC Pharmaceutical Group Ltd.	89,046
23,500	Dali Foods Group Co., Ltd. (f)	12,230
54,000	Dongfeng Motor Group Co., Ltd., Class H	56,283
16,000	ENN Energy Holdings Ltd.	75,221

SHARES	SECURITY DESCRIPTION	VALUE($)

	China — continued
21,000	Far East Horizon Ltd.	19,127
28,576	Fosun International Ltd.	41,380
90,000	Fullshare Holdings Ltd.	50,193
8,000	Fuyao Glass Industry Group Co., Ltd., Class H (f)	23,201
169,000	GCL-Poly Energy Holdings Ltd.	22,778
90,000	Geely Automobile Holdings Ltd.	92,606
12,400	GF Securities Co., Ltd., Class H	27,550
57,500	Great Wall Motor Co., Ltd., Class H	56,117
9,000	Greentown China Holdings Ltd. (a)	7,337
56,000	Guangdong Investment Ltd.	84,433
32,000	Guangshen Railway Co., Ltd., Class H	17,662
38,000	Guangzhou Automobile Group Co., Ltd., Class H	45,889
2,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	4,725
7,200	Guangzhou R&F Properties Co., Ltd.	10,147
21,000	Haier Electronics Group Co., Ltd.	33,846
9,000	Haitian International Holdings Ltd.	18,553
28,000	Haitong Securities Co., Ltd., Class H	49,539
50,000	Huadian Fuxin Energy Corp., Ltd., Class H	11,578
34,000	Huadian Power International Corp., Ltd., Class H	14,572
78,000	Huaneng Power International, Inc., Class H	47,945
54,000	Huaneng Renewables Corp., Ltd., Class H	18,094
614,000	Industrial & Commercial Bank of China Ltd., Class H	368,547
18,000	Jiangsu Expressway Co., Ltd., Class H	24,473
9,000	Kingboard Chemical Holdings Ltd.	26,604
38,000	Kunlun Energy Co., Ltd.	28,632
10,236	KWG Property Holding Ltd.	5,923
18,000	Lee & Man Paper Manufacturing Ltd.	13,525
5,400	Legend Holdings Corp., Class H (f)	13,446
13,500	Longfor Properties Co., Ltd.	17,918
22,000	Maanshan Iron & Steel Co., Ltd., Class H (a)	5,012
35,000	Metallurgical Corp of China Ltd., Class H	11,380
18,000	Nine Dragons Paper Holdings Ltd.	14,634
52,000	People’s Insurance Co., Group of China Ltd. (The), Class H	20,661
38,000	PICC Property & Casualty Co., Ltd., Class H	61,336
42,000	Ping An Insurance Group Company of China Ltd., Class H	221,068
4,200	Red Star Macalline Group Corp. Ltd., Class H (f)	4,520
10,000	Shandong Chenming Paper Holdings Ltd., Class H	8,623
36,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	23,438
6,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	18,424

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	China — continued
3,000	Shanghai Industrial Holdings Ltd.	9,171
14,300	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	36,798
6,000	Shenzhen Expressway Co., Ltd., Class H	6,013
14,044	Shenzhen International Holdings Ltd.	21,687
18,519	Shenzhen Investment Ltd.	8,072
10,000	Shenzhou International Group Holdings Ltd.	66,236
9,000	Shimao Property Holdings Ltd.	12,005
84,000	Sino Biopharmaceutical Ltd.	58,712
31,500	Sino-Ocean Land Holdings Ltd.	13,083
13,500	Sinopec Engineering Group Co., Ltd., Class H	11,918
42,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,410
21,200	Sinopharm Group Co., Ltd., Class H	102,947
27,000	Sinotrans Ltd., Class H	12,714
14,500	SOHO China Ltd. (a)	7,477
16,000	Sunac China Holdings Ltd.	10,920
9,000	Sunny Optical Technology Group Co., Ltd.	43,892
49,800	Tencent Holdings Ltd.	1,319,816
20,000	Tianhe Chemicals Group Ltd. (a) (f)	—
12,000	TravelSky Technology Ltd., Class H	25,603
12,000	Weichai Power Co., Ltd., Class H	18,103
5,400	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	7,445
22,000	Yanzhou Coal Mining Co., Ltd., Class H	16,293
54,000	Yuexiu Property Co., Ltd.	7,911
13,500	Zhaojin Mining Industry Co., Ltd.	13,860
18,000	Zhejiang Expressway Co., Ltd., Class H	18,845
12,500	Zhongsheng Group Holdings Ltd.	12,480
6,000	Zhuzhou CSR Times Electric Co., Ltd., Class H	29,012

		8,295,517

	Colombia — 0.2%
4,948	Almacenes Exito S.A.	24,684
7,428	Cementos Argos S.A.	29,398
2,861	Cemex Latam Holdings S.A. (a)	10,638
78,040	Ecopetrol S.A. (a)	34,001

		98,721

	Czech Republic — 0.3%
4,133	CEZ A/S	77,953
990	Komercni banka A/S	36,224
3,400	Moneta Money Bank AS (a) (f)	11,857

		126,034

	Egypt — 0.3%
13,230	Commercial International Bank Egypt SAE GDR	76,970

SHARES	SECURITY DESCRIPTION	VALUE($)

	Egypt — continued
6,913	Egyptian Financial Group-Hermes Holding Co. (a)	12,192
13,501	Talaat Moustafa Group	8,621
8,566	Telecom Egypt Co.	8,450

		106,233

	Greece — 0.3%
17,845	Alpha Bank AE (a)	30,513
21,690	Eurobank Ergasias S.A. (a)	12,810
2,154	JUMBO S.A.	30,621
73,501	National Bank of Greece S.A. (a)	15,033
4,590	OPAP S.A.	39,148
76,022	Piraeus Bank S.A. (a)	12,572

		140,697

	Hungary — 0.3%
9,853	Magyar Telekom Telecommunications plc	16,290
793	MOL Hungarian Oil & Gas plc	50,863
2,394	OTP Bank plc	67,090

		134,243

	Indonesia — 5.8%
376,200	Adaro Energy Tbk PT	45,671
657,800	Astra International Tbk PT	415,011
271,900	Bank Central Asia Tbk PT	323,274
206,800	Bank Mandiri Persero Tbk PT	182,160
165,400	Bank Negara Indonesia Persero Tbk PT	70,611
238,500	Bank Rakyat Indonesia Persero Tbk PT	222,704
230,200	Charoen Pokphand Indonesia Tbk PT	65,148
13,700	Gudang Garam Tbk PT	71,281
67,400	Indofood CBP Sukses Makmur Tbk PT	48,550
136,200	Indofood Sukses Makmur Tbk PT	88,554
673,900	Kalbe Farma Tbk PT	89,798
144,300	Media Nusantara Citra Tbk PT	23,210
361,200	Perusahaan Gas Negara Persero Tbk PT	70,751
74,800	Semen Indonesia Persero Tbk PT	56,381
165,900	Surya Citra Media Tbk PT	33,693
23,400	Tambang Batubara Bukit Asam Persero Tbk PT	21,352
1,749,500	Telekomunikasi Indonesia Persero Tbk PT	564,868
35,800	Unilever Indonesia Tbk PT	121,998

		2,515,015

	Malaysia — 4.5%
36,700	AirAsia Bhd	24,230
43,000	AMMB Holdings Bhd	43,053
126,055	CIMB Group Holdings Bhd	151,010
57,600	Gamuda Bhd	67,418
69,100	Genting Bhd	129,126

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Malaysia — continued
88,300	Genting Malaysia Bhd	100,211
15,100	HAP Seng Consolidated Bhd	28,040
12,768	Hong Leong Bank Bhd	40,507
84,400	IJM Corp. Bhd	66,416
40,300	IOI Properties Group Bhd	23,536
9,400	KLCCP Stapled Group	17,886
16,500	Kuala Lumpur Kepong Bhd	94,206
121,308	Malayan Banking Bhd	228,402
39,600	MISC Bhd	70,987
69,100	Public Bank Bhd	327,134
23,561	RHB Bank Bhd	27,130
123,100	Tenaga Nasional Bhd	420,800
31,800	Westports Holdings Bhd	33,434
173,800	YTL Corp. Bhd	65,874

		1,959,400

	Mexico — 2.2%
6,643	Alpek SAB de CV, Class A	9,890
2,859	Banregio Grupo Financiero SAB de CV	18,740
2,248	Concentradora Fibra Danhos S.A. de CV REIT	4,115
7,761	Controladora Vuela Cia de Aviacion SAB de CV, Class A (a)	14,831
36,693	Fibra Uno Administracion S.A. de CV REIT	69,830
16,029	Gentera SAB de CV	31,615
3,869	Gruma SAB de CV, Class B	53,782
3,837	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	22,392
6,525	Grupo Aeroportuario del Pacifico SAB de CV, Class B	63,037
3,850	Grupo Aeroportuario del Sureste SAB de CV, Class B	61,291
29,996	Grupo Financiero Banorte SAB de CV, Class O	176,951
1,029	Grupo Financiero Interacciones S.A. de CV, Class O	5,036
21,195	Grupo Financiero Santander Mexico SAB de CV, Class B	38,385
11,897	Grupo Lala SAB de CV, Class B	22,125
61,720	Grupo Mexico SAB de CV	151,516
3,861	Industrias Bachoco SAB de CV	17,061
2,011	Industrias Penoles SAB de CV	48,650
20,899	Kimberly-Clark de Mexico SAB de CV, Class A	45,036
7,481	Megacable Holdings SAB de CV	27,381
12,355	Nemak SAB de CV (f)	12,864
14,481	OHL Mexico SAB de CV (a)	16,993
4,177	Promotora y Operadora de Infraestructura SAB de CV	46,597

		958,118

SHARES	SECURITY DESCRIPTION	VALUE($)

	Pakistan — 0.1%
8,800	Oil & Gas Development Co., Ltd.	11,766
5,300	Pakistan Petroleum Ltd.	7,491

		19,257

	Philippines — 2.2%
59,340	Aboitiz Equity Ventures, Inc.	95,528
54,900	Aboitiz Power Corp.	52,001
101,900	Alliance Global Group, Inc.	29,997
6,510	Ayala Corp.	112,234
35,100	Bank of the Philippine Islands	73,284
32,340	BDO Unibank, Inc.	75,319
117,000	DMCI Holdings, Inc.	30,169
240,300	Energy Development Corp.	29,265
500	Globe Telecom, Inc.	18,390
1,185	GT Capital Holdings, Inc.	32,027
95,920	JG Summit Holdings, Inc.	150,271
10,330	Manila Electric Co.	58,923
290,600	Megaworld Corp.	24,088
28,236	Metropolitan Bank & Trust Co.	47,419
67,600	Petron Corp.	14,447
8,010	Semirara Mining and Power Corp., Class A	20,826
205,100	SM Prime Holdings, Inc.	113,887

		978,075

	Poland — 1.3%
1,287	Asseco Poland S.A.	17,202
7,392	Bank Millennium S.A. (a)	10,872
342	Bank Zachodni WBK S.A.	27,634
607	CCC S.A.	30,802
5,067	Cyfrowy Polsat S.A. (a)	31,315
5,166	Enea S.A.	13,233
6,769	Energa S.A.	13,881
1,611	Grupa Lotos S.A. (a)	13,968
2,263	KGHM Polska Miedz S.A.	41,074
152	mBank S.A. (a)	13,726
17,773	PGE Polska Grupa Energetyczna S.A.	46,567
5,885	Polski Koncern Naftowy Orlen S.A.	116,596
29,041	Polskie Gornictwo Naftowe i Gazownictwo S.A.	37,179
11,549	Powszechna Kasa Oszczednosci Bank Polski S.A.	80,903
7,516	Powszechny Zaklad Ubezpieczen S.A.	52,186
25,119	Tauron Polska Energia S.A.	16,974

		564,112

	Russia — 5.1%
10,089	Aeroflot PJSC (a)	20,669
41,086	Alrosa PAO	57,470

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Russia — continued
390	Bashneft PJSC	20,448
6,307,455	Federal Grid Co., Unified Energy System PJSC	17,024
180,624	Gazprom OAO	395,803
402,318	Inter RAO UES PJSC	21,584
7,487	Lukoil PJSC	365,349
26,182	Magnitogorsk Iron & Steel Works OJSC	13,155
2,277	MegaFon PJSC GDR	21,700
780	MMC Norilsk Nickel PJSC	115,011
24,948	Mobile TeleSystems PJSC	88,018
16,705	Moscow Exchange MICEX-RTS PJSC	30,771
18,433	Novatek OJSC	192,193
15,940	Novolipetsk Steel PJSC	25,799
1,305	PhosAgro PJSC GDR	16,182
19,128	Rosneft PJSC	104,932
605,729	Rosseti PJSC	9,329
23,853	Rostelecom PJSC	29,761
2,267,020	RusHydro PJSC	28,456
144,548	Sberbank of Russia PJSC	336,457
2,968	Severstal PJSC	41,485
68,149	Sistema PJSC FC	20,744
126,556	Surgutneftegas OJSC	53,938
23,340	Tatneft PJSC, Class S	130,747
6,203	Uralkali PJSC (a)	16,228
68,574,446	VTB Bank PJSC	73,306

		2,246,559

	South Africa — 7.1%
1,800	African Rainbow Minerals Ltd.	13,042
6,690	AngloGold Ashanti Ltd. (a)	91,089
8,577	Aspen Pharmacare Holdings Ltd.	186,847
6,714	AVI Ltd.	47,184
5,677	Barclays Africa Group Ltd.	65,878
3,942	Barloworld Ltd.	25,462
5,776	Bidvest Group Ltd. (The)	71,762
4,214	Brait S.E. (a)	27,968
657	Capitec Bank Holdings Ltd.	33,352
5,070	Clicks Group Ltd.	47,189
3,558	Coronation Fund Managers Ltd.	19,150
2,313	Exxaro Resources Ltd.	17,049
40,597	FirstRand Ltd.	145,571
4,875	Foschini Group Ltd. (The)	50,113
13,480	Gold Fields Ltd.	55,595
34,075	Growthpoint Properties Ltd. REIT	63,541
6,142	Harmony Gold Mining Co., Ltd.	19,068
3,126	Hyprop Investments Ltd. REIT	27,737
9,886	Impala Platinum Holdings Ltd. (a)	39,946

SHARES	SECURITY DESCRIPTION	VALUE($)

	South Africa — continued
3,024	Imperial Holdings Ltd.	38,195
1,285	JSE Ltd.	14,970
24,064	KAP Industrial Holdings Ltd.	13,831
1,035	Kumba Iron Ore Ltd. (a)	10,540
1,314	Liberty Holdings Ltd.	11,299
25,689	Life Healthcare Group Holdings Ltd.	68,631
2,532	Massmart Holdings Ltd.	21,944
13,050	MMI Holdings Ltd.	21,861
2,040	Mondi Ltd.	39,848
5,539	Mr Price Group Ltd.	63,103
10,440	Nampak Ltd.	14,560
2,874	Nedbank Group Ltd.	47,045
1,069	Omnia Holdings Ltd.	12,954
8,180	Pick n Pay Stores Ltd.	40,079
3,445	Pioneer Foods Group Ltd.	41,587
58,463	Redefine Properties Ltd. REIT	50,026
3,639	Resilient Ltd. REIT	30,105
8,487	RMB Holdings Ltd.	37,386
22,977	Sanlam Ltd.	111,294
9,027	Sappi Ltd. (a)	50,210
9,071	Sasol Ltd.	250,496
10,042	Shoprite Holdings Ltd.	148,194
13,104	Sibanye Gold Ltd.	36,452
4,138	SPAR Group Ltd. (The)	58,616
15,766	Standard Bank Group Ltd.	167,361
60,762	Steinhoff International Holdings NV	327,791
5,956	Super Group Ltd. (a)	17,580
7,416	Telkom S.A. SOC Ltd.	34,184
3,791	Tiger Brands Ltd.	107,954
2,574	Tongaat Hulett Ltd.	23,270
9,596	Truworths International Ltd.	50,913
12,094	Tsogo Sun Holdings Ltd.	27,498
7,878	Vodacom Group Ltd.	84,995

		3,122,315

	Taiwan — 19.9%
64,000	Acer, Inc.	29,327
145,000	Advanced Semiconductor Engineering, Inc.	170,372
8,000	Advantech Co., Ltd.	65,017
52,000	Asia Cement Corp.	45,336
17,000	Asustek Computer, Inc.	148,823
17,000	Catcher Technology Co., Ltd.	133,075
139,000	Cathay Financial Holding Co., Ltd.	179,891
101,513	Chang Hwa Commercial Bank Ltd.	51,869
48,000	Cheng Shin Rubber Industry Co., Ltd.	97,659
11,110	Chicony Electronics Co., Ltd.	28,386

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Taiwan — continued
71,000	China Airlines Ltd.	21,480
259,000	China Steel Corp.	187,067
116,000	Chunghwa Telecom Co., Ltd.	397,203
99,000	Compal Electronics, Inc.	58,867
318,395	CTBC Financial Holding Co., Ltd.	171,231
48,000	Delta Electronics, Inc.	252,700
154,326	E.Sun Financial Holding Co., Ltd.	87,642
18,000	Eternal Materials Co., Ltd.	18,971
57,450	Eva Airways Corp.	27,657
47,000	Far EasTone Telecommunications Co., Ltd.	111,066
10,720	Feng TAY Enterprise Co., Ltd.	44,714
176,863	First Financial Holding Co., Ltd.	92,646
92,000	Formosa Chemicals & Fibre Corp.	273,149
30,000	Formosa Petrochemical Corp.	100,166
103,000	Formosa Plastics Corp.	278,343
26,533	Foxconn Technology Co., Ltd.	76,914
127,000	Fubon Financial Holding Co., Ltd.	179,693
331,490	Hon Hai Precision Industry Co., Ltd.	895,409
11,000	Hotai Motor Co., Ltd.	127,777
144,153	Hua Nan Financial Holdings Co., Ltd.	73,202
191,000	Innolux Corp.	64,296
72,000	Inventec Corp.	56,213
3,000	Largan Precision Co., Ltd.	353,926
47,496	Lite-On Technology Corp.	68,090
33,000	MediaTek, Inc.	250,137
200,233	Mega Financial Holding Co., Ltd.	136,896
119,000	Nan Ya Plastics Corp.	247,130
8,737	Nanya Technology Corp.	11,326
12,000	Novatek Microelectronics Corp.	44,930
45,000	Pegatron Corp.	121,175
73,000	Pou Chen Corp.	98,497
16,000	President Chain Store Corp.	119,546
61,000	Quanta Computer, Inc.	123,401
10,000	Realtek Semiconductor Corp.	33,871
129,287	Shin Kong Financial Holding Co., Ltd.	28,021
53,165	Siliconware Precision Industries Co., Ltd.	80,414
186,450	SinoPac Financial Holdings Co., Ltd.	53,739
28,200	Synnex Technology International Corp.	30,046
163,841	Taishin Financial Holding Co., Ltd.	59,896
72,702	Taiwan Business Bank	18,364
71,000	Taiwan Cement Corp.	85,042
151,820	Taiwan Cooperative Financial Holding Co., Ltd.	66,539
52,000	Taiwan Mobile Co., Ltd.	181,940
235,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,410,319
48,000	Teco Electric and Machinery Co., Ltd.	42,555

SHARES	SECURITY DESCRIPTION	VALUE($)

	Taiwan — continued
7,000	Transcend Information, Inc.	19,332
134,000	Uni-President Enterprises Corp.	258,894
19,000	Vanguard International Semiconductor Corp.	38,682
73,000	Walsin Lihwa Corp.	25,538
57,495	Wistron Corp.	43,322
214,665	Yuanta Financial Holding Co., Ltd.	80,125
25,000	Yulon Motor Co., Ltd.	21,875

		8,699,729

	Thailand — 5.7%
41,600	Advanced Info Service PCL NVDR	182,320
11,600	Airports of Thailand PCL NVDR	126,200
9,900	Bangkok Bank PCL NVDR	45,109
55,000	Central Pattana PCL NVDR	87,398
139,500	Charoen Pokphand Foods PCL NVDR	125,456
170,700	CP ALL PCL NVDR	295,891
12,600	Delta Electronics Thailand PCL NVDR	28,220
9,400	Electricity Generating PCL NVDR	52,317
13,300	Glow Energy PCL NVDR	29,210
185,100	Home Product Center PCL NVDR	53,301
39,400	Indorama Ventures PCL NVDR	32,867
51,000	Intouch Holdings PCL NVDR	77,254
251,300	IRPC PCL NVDR	34,301
26,100	Kasikornbank PCL NVDR	128,115
140,200	Krung Thai Bank PCL NVDR	68,855
138,100	Land & Houses PCL NVDR	36,198
111,000	Minor International PCL NVDR	121,948
35,700	PTT Exploration & Production PCL NVDR	84,464
51,500	PTT Global Chemical PCL NVDR	87,957
36,400	PTT PCL NVDR	358,405
27,400	Ratchaburi Electricity Generating Holding PCL NVDR	39,150
1,900	Siam City Cement PCL NVDR	15,684
53,700	Siam Commercial Bank PCL (The) NVDR	219,867
37,800	Thai Airways International PCL NVDR	30,201
21,600	Thai Oil PCL NVDR	43,152
92,100	Thai Union Group PCL NVDR	57,073
442,900	TMB Bank PCL NVDR	26,543

		2,487,456

	Turkey — 1.5%
26,710	Akbank TAS	71,480
3,763	Arcelik A/S	24,861
2,808	Aselsan Elektronik Sanayi Ve Ticaret A/S	8,539
1,709	Aygaz A/S	6,039
24,750	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	25,289

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Turkey — continued
9,595	Enka Insaat ve Sanayi A/S	14,655
22,896	Eregli Demir ve Celik Fabrikalari TAS	31,132
1,520	Ford Otomotiv Sanayi A/S	15,529
10,422	Haci Omer Sabanci Holding A/S	31,513
10,629	KOC Holding A/S	44,334
765	Koza Altin Isletmeleri A/S (a)	4,358
9,081	Petkim Petrokimya Holding A/S	12,339
2,619	TAV Havalimanlari Holding A/S	10,767
2,600	Tofas Turk Otomobil Fabrikasi A/S	19,592
2,061	Tupras Turkiye Petrol Rafinerileri A/S	42,032
11,640	Turk Hava Yollari AO (a)	20,477
12,546	Turk Telekomunikasyon A/S	23,212
237	Turk Traktor ve Ziraat Makineleri A/S	6,155
18,874	Turkcell Iletisim Hizmetleri A/S (a)	60,859
27,495	Turkiye Garanti Bankasi A/S	74,818
7,983	Turkiye Halk Bankasi A/S	24,279
17,235	Turkiye Is Bankasi, Class C	27,986
11,557	Turkiye Sinai Kalkinma Bankasi A/S	5,123
12,706	Turkiye Sise ve Cam Fabrikalari A/S	13,366
13,410	Turkiye Vakiflar Bankasi Tao, Class D	19,876
3,401	Ulker Biskuvi Sanayi A/S	21,118
11,106	Yapi ve Kredi Bankasi A/S	13,296

		673,024

	United Arab Emirates — 1.5%
51,319	Abu Dhabi Commercial Bank PJSC	85,646
48,618	Air Arabia PJSC	17,183
37,425	Aldar Properties PJSC	26,791
18,981	Dubai Investments PJSC	10,360
43,347	Dubai Islamic Bank PJSC	61,752
24,784	Emaar Malls PJSC	17,313
46,983	Emaar Properties PJSC	88,966
51,838	Emirates Telecommunications Group Co., PJSC	265,955
28,131	First Gulf Bank PJSC	87,964

		661,930

	United States — 0.1%
3,261	Cia de Minas Buenaventura SAA ADR	43,339

	Total Common Stocks (Cost $37,859,060)	37,700,617

Exchange Traded Fund — 8.5%
	India— 8.5%
128,934	iShares MSCI India ETF	3,744,243

	Total Exchange Traded Fund (Cost $3,885,546)	3,744,243

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — 5.2%
	Brazil — 4.6%
42,969	Banco Bradesco S.A.	450,555
2,718	Braskem S.A.	24,132
882	Cia de Transmissao de Energia Eletrica Paulista	19,146
18,747	Cia Energetica de Minas Gerais	57,263
2,565	Cia Paranaense de Energia	29,451
15,228	Gerdau S.A.	52,668
40,301	Itau Unibanco Holding S.A.	485,834
47,843	Itausa — Investimentos Itau S.A.	141,191
68,273	Petroleo Brasileiro S.A. (a)	378,367
5,741	Suzano Papel e Celulose S.A., Class A	20,234
9,757	Telefonica Brasil S.A.	140,639
30,781	Vale S.A. (a)	199,421

		1,998,901

	Chile — 0.1%
1,684	Sociedad Quimica y Minera de Chile S.A., Class B	49,954

	Colombia — 0.2%
5,957	Bancolombia S.A.	56,543
54,055	Grupo Aval Acciones y Valores S.A.	22,292

		78,835

	Russia — 0.3%
141,294	Surgutneftegas OJSC	64,066
27	Transneft PJSC	64,658

		128,724

	Total Preferred Stocks (Cost $1,824,463)	2,256,414

	Total Investments — 99.8% (Cost $43,569,069)	43,701,274
	Other Assets in Excess of Liabilities — 0.2%	108,187

	NET ASSETS — 100.0%	$43,809,461

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

Summary of Investments by Industry, October 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	18.2%
Oil, Gas & Consumable Fuels	8.7
Exchange Traded Fund	8.6
Semiconductors & Semiconductor Equipment	5.3
Wireless Telecommunication Services	4.7
Electronic Equipment, Instruments & Components	3.9
Diversified Telecommunication Services	3.8
Metals & Mining	3.5
Internet Software & Services	3.0
Food Products	2.8
Electric Utilities	2.5
Chemicals	2.5
Food & Staples Retailing	2.4
Technology Hardware, Storage & Peripherals	2.3
Automobiles	2.1
Real Estate Management & Development	2.0
Insurance	1.9
Industrial Conglomerates	1.5
Beverages	1.5
Transportation Infrastructure	1.3
Independent Power and Renewable Electricity Producers	1.3
Capital Markets	1.3
Diversified Financial Services	1.3
Pharmaceuticals	1.1
Others (each less than 1.0%)	12.5

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	31

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 100.2%
	Exchange Traded Fund — 100.2%
531,225	JPMorgan Diversified Return Europe Equity ETF (b)	26,524,064

	Total Exchange Traded Fund (Cost $27,642,151)	26,524,064

	Total Investments — 100.2% (Cost $27,642,151)	26,524,064
	Liabilities in Excess of Other Assets — (0.2)%	(40,796)

	NET ASSETS — 100.0%	$26,483,268

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY (c)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT OCTOBER 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,001,588	CHF	Goldman Sachs	11/03/2016	3,035,889	3,033,747	(2,142)
98,324	CHF	Goldman Sachs	12/05/2016	99,597	99,550	(47)
5,205,395	DKK	Goldman Sachs	11/03/2016	767,128	768,331	1,203
291,963	DKK	Goldman Sachs	12/05/2016	43,084	43,156	72
12,003,893	EUR	Goldman Sachs	11/03/2016	13,162,968	13,178,913	15,945
5,501,758	GBP	Goldman Sachs	11/03/2016	6,719,223	6,734,568	15,345
71,672	GBP	Goldman Sachs	12/05/2016	87,563	87,792	229
5,626,034	NOK	Goldman Sachs	11/03/2016	681,860	680,927	(933)
16,224,745	SEK	Goldman Sachs	11/03/2016	1,808,692	1,796,573	(12,119)
438,979	SEK	Goldman Sachs	12/05/2016	48,733	48,682	(51)
				26,454,737	26,472,239	17,502

CONTRACTS TO SELL (c)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT OCTOBER 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,001,588	CHF	Goldman Sachs	11/03/2016	3,101,711	3,033,747	67,964
3,092,590	CHF	Goldman Sachs	12/05/2016	3,132,479	3,131,157	1,322
5,205,395	DKK	Goldman Sachs	11/03/2016	786,718	768,331	18,387
5,386,299	DKK	Goldman Sachs	12/05/2016	794,846	796,172	(1,326)
12,003,893	EUR	Goldman Sachs	11/03/2016	13,509,152	13,178,913	330,239
12,349,680	EUR	Goldman Sachs	12/05/2016	13,556,236	13,577,099	(20,863)
5,501,758	GBP	Goldman Sachs	11/03/2016	7,151,185	6,734,568	416,617
5,680,981	GBP	Goldman Sachs	12/05/2016	6,940,785	6,958,718	(17,933)
5,626,034	NOK	Goldman Sachs	11/03/2016	703,999	680,927	23,072
5,972,982	NOK	Goldman Sachs	12/05/2016	723,888	722,957	931
16,224,745	SEK	Goldman Sachs	11/03/2016	1,896,630	1,796,573	100,057
15,080,571	SEK	Goldman Sachs	12/05/2016	1,674,113	1,672,422	1,691
				53,971,742	53,051,584	920,158

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Austria — 0.9%
1,641	ANDRITZ AG	85,801
8,045	OMV AG	251,083
5,782	voestalpine AG	204,834

		541,718

	Belgium — 2.1%
1,972	Ageas	72,044
3,668	bpost S.A.	97,586
3,460	Colruyt S.A.	185,969
985	Groupe Bruxelles Lambert S.A.	84,678
10,317	Proximus SADP	295,299
1,875	Solvay S.A.	215,089
4,756	Umicore S.A.	289,081

		1,239,746

	Denmark — 2.9%
2,334	Chr. Hansen Holding A/S	139,778
2,955	DSV A/S	143,081
2,899	ISS A/S	113,802
14,469	Novo Nordisk A/S, Class B	515,465
695	Pandora A	90,389
3,814	Tryg A/S	74,377
7,162	Vestas Wind Systems A/S	573,790
3,265	William Demant Holding A/S (a)	60,752

		1,711,434

	Finland — 4.9%
3,356	Elisa OYJ	113,068
19,322	Fortum OYJ	322,078
887	Kesko OYJ, Class B	44,075
4,781	Kone OYJ, Class B	219,983
4,111	Metso OYJ	107,790
13,781	Neste OYJ	594,544
84,107	Nokia OYJ	375,503
2,917	Orion OYJ, Class B	124,159
7,079	Sampo OYJ, Class A	324,319
20,976	Stora Enso OYJ, Class R	198,227
14,595	UPM-Kymmene OYJ	339,504
4,475	Wartsila OYJ Abp	193,385

		2,956,635

	France — 13.9%
760	Aeroports de Paris	76,766
1,717	Air Liquide S.A.	174,470
1,808	Arkema S.A.	171,440
4,840	Atos SE	502,266
3,358	AXA S.A.	75,765

SHARES	SECURITY DESCRIPTION	VALUE($)

	France — continued
1,496	BNP Paribas S.A.	86,743
2,603	Bouygues S.A.	84,852
2,331	Bureau Veritas S.A.	44,026
6,344	Capital Gemini S.A.	525,393
6,136	Carrefour S.A.	160,819
705	Christian Dior SE	135,971
1,716	Cie Generale des Etablissements Michelin	185,857
4,716	CNP Assurances	81,673
4,367	Credit Agricole S.A.	47,116
2,506	Danone S.A.	173,813
3,854	Dassault Systemes	305,056
1,623	Eiffage S.A.	120,159
17,824	Engie S.A.	257,054
1,750	Essilor International S.A.	196,654
951	Fonciere Des Regions REIT	83,114
532	Gecina S.A. REIT	77,566
140	Hermes International	56,715
1,205	Imerys S.A.	83,898
4,391	Lagardere SCA	111,825
2,590	Legrand S.A.	146,327
783	L’Oreal S.A.	140,282
1,001	LVMH Moet Hennessy Louis Vuitton SE	182,244
6,633	Natixis S.A.	33,560
33,981	Orange S.A.	534,648
3,873	Publicis Groupe S.A.	265,688
2,071	Renault S.A.	180,099
3,486	Sanofi	271,278
1,305	Schneider Electric SE	87,762
2,247	SCOR SE	72,766
890	Societe BIC S.A.	123,365
1,826	Societe Generale S.A.	71,228
2,423	Sodexo S.A.	281,362
7,387	Technip S.A.	490,277
1,598	Thales S.A.	150,348
16,688	TOTAL S.A.	799,441
309	Unibail-Rodamco SE REIT	73,346
5,833	Valeo S.A.	336,594
1,612	Vinci S.A.	116,741
7,981	Vivendi S.A.	161,540

		8,337,907

	Germany — 12.7%
1,019	adidas AG	167,416
497	Allianz SE	77,584
1,536	Axel Springer SE	76,952
6,695	BASF SE	591,024

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	33

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
1,743	Bayer AG	173,063
2,176	Bayerische Motoren Werke AG	189,847
751	Beiersdorf AG	66,208
808	Continental AG	155,210
911	Covestro AG (f)	53,947
2,848	Daimler AG	203,183
948	Deutsche Boerse AG (a)	74,028
13,709	Deutsche Lufthansa AG	175,464
3,555	Deutsche Post AG	110,244
29,458	Deutsche Telekom AG	480,616
3,118	Deutsche Wohnen AG	101,871
5,744	Evonik Industries AG	179,883
967	Fielmann AG	67,113
1,669	Fraport AG Frankfurt Airport Services Worldwide	99,073
4,384	Fresenius Medical Care AG & Co., KGaA	357,097
7,057	Fresenius SE & Co., KGaA	521,424
939	Hannover Rueck SE	104,757
1,048	HOCHTIEF AG	143,102
1,378	HUGO BOSS AG	86,650
37,954	Infineon Technologies AG	682,617
8,250	K+S AG	167,061
578	MAN SE	59,162
1,059	MTU Aero Engines AG	110,586
411	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	79,800
820	OSRAM Licht AG	46,574
3,713	ProSiebenSat.1 Media SE	160,024
17,590	SAP SE	1,549,676
1,034	Siemens AG	117,481
3,346	Symrise AG	229,789
2,314	Talanx AG	71,824
14,787	Telefonica Deutschland Holding AG	57,349
84	Vonovia SE	2,961
283	Wacker Chemie AG	25,248

		7,615,908

	Ireland — 0.4%
1,272	DCC plc	103,490
404	Kerry Group plc, Class A	29,332
1,200	Ryanair Holdings plc ADR	90,108

		222,930

	Italy — 2.1%
4,414	Atlantia SpA	108,073
26,538	Enel SpA	114,096
8,403	Mediobanca SpA	61,555

SHARES	SECURITY DESCRIPTION	VALUE($)

	Italy — continued
1,029	Recordati SpA	29,099
79,675	Snam SpA	419,795
93,052	Terna Rete Elettrica Nazionale SpA	455,484
37,573	UnipolSai SpA	71,803

		1,259,905

	Luxembourg — 0.4%
1,232	RTL Group S.A.	96,553
6,734	SES S.A.	154,924

		251,477

	Netherlands — 4.8%
2,946	Akzo Nobel NV	190,345
5,852	ASML Holding NV	619,109
2,213	Boskalis Westminster	71,373
1,659	Heineken Holding NV	127,647
1,505	Heineken NV	123,965
3,961	ING Groep NV	51,996
13,918	Koninklijke Ahold Delhaize NV	317,505
3,508	Koninklijke DSM NV	225,476
52,102	Koninklijke KPN NV	169,892
3,244	Koninklijke Philips NV	97,749
2,603	NN Group NV	78,410
206	Randstad Holding NV	10,595
18,961	RELX NV	319,732
5,352	Unilever NV	223,854
6,959	Wolters Kluwer NV	269,108

		2,896,756

	Norway — 2.7%
9,953	DNB ASA	143,887
5,099	Gjensidige Forsikring ASA	91,359
12,543	Marine Harvest ASA	227,609
18,976	Norsk Hydro ASA	84,837
13,894	Orkla ASA	131,193
16,131	Statoil ASA	263,355
28,723	Telenor ASA	456,835
6,085	Yara International ASA	214,948

		1,614,023

	Portugal — 1.0%
108,770	EDP — Energias de Portugal S.A.	359,515
15,174	Galp Energia SGPS S.A.	205,734

		565,249

	Spain — 7.1%
7,474	Abertis Infraestructuras S.A.	110,785
1,226	Acciona S.A.	93,168

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — continued
1,110	Acerinox S.A.	13,660
3,130	ACS Actividades de Construccion y Servicios S.A.	95,743
573	Aena S.A. (f)	83,965
3,245	Amadeus IT Group S.A., Class A	152,723
7,619	Banco Santander S.A.	37,333
7,728	Distribuidora Internacional de Alimentacion S.A.	41,276
14,428	Enagas S.A.	413,580
21,105	Endesa S.A.	447,969
6,745	Ferrovial S.A.	131,041
12,421	Gamesa Corp. Tecnologica S.A.	286,783
18,420	Gas Natural SDG S.A.	362,587
10,069	Grifols S.A.	198,685
185,267	Iberdrola S.A.	1,260,832
14,160	International Consolidated Airlines Group S.A.	75,089
16,163	Mapfre S.A.	47,947
19,104	Red Electrica Corp. S.A.	397,985

		4,251,151

	Sweden — 6.0%
4,494	Alfa Laval AB	64,474
9,602	Assa Abloy AB, Class B	174,501
6,012	Atlas Copco AB, Class A	176,122
11,696	Boliden AB	271,072
5,665	Hennes & Mauritz AB, Class B	159,315
4,723	Hexagon AB, Class B	165,268
2,599	Husqvarna AB, Class B	19,540
2,515	Investor AB, Class B	89,314
18,032	Nordea Bank AB	189,500
8,900	Securitas AB, Class B	137,361
7,961	Skandinaviska Enskilda Banken AB, Class A	80,298
6,915	Skanska AB, Class B	150,170
5,096	SKF AB, Class B	86,316
16,219	Svenska Handelsbanken AB, Class A	221,116
14,043	Swedbank AB, Class A	328,595
22,337	Tele2 AB, Class B	184,448
86,699	Telefonaktiebolaget LM Ericsson, Class B	420,565
141,787	TeliaSonera AB	566,418
5,952	Trelleborg AB, Class B	103,892

		3,588,285

	Switzerland — 11.4%
5,254	ABB Ltd.	108,392
13	Actelion Ltd.	1,879
776	Baloise Holding AG	95,471
91	Banque Cantonale Vaudoise	57,170

SHARES	SECURITY DESCRIPTION	VALUE($)

	Switzerland — continued
7	Chocoladefabriken Lindt & Spruengli AG	36,350
10,682	Clariant AG	176,888
377	EMS-Chemie Holding AG	189,233
664	Geberit AG	280,719
119	Givaudan S.A.	230,154
132	Helvetia Holding AG	68,675
754	Kuehne & Nagel International AG	102,199
1,297	Lonza Group AG	244,746
6,273	Nestle S.A.	454,880
16,196	Novartis AG	1,149,391
857	Pargesa Holding S.A.	57,528
192	Partners Group Holding AG	97,198
811	PSP Swiss Property AG	72,567
4,182	Roche Holding AG	960,529
933	Schindler Holding AG	173,330
84	SGS S.A.	170,024
23	Sika AG	110,549
1,828	Sonova Holding AG	245,158
643	Swiss Life Holding AG	170,159
1,076	Swiss Prime Site AG	89,243
909	Swiss Re AG	84,366
2,211	Swisscom AG	1,010,699
564	Syngenta AG	224,505
4,468	UBS Group AG	63,167
290	Zurich Insurance Group AG	75,909

		6,801,078

	United Kingdom — 25.4%
11,451	3i Group plc	93,867
3,405	Admiral Group plc	79,777
5,220	AstraZeneca plc	292,295
13,952	BAE Systems plc	92,443
1,199	Bellway plc	34,697
4,830	Berkeley Group Holdings plc	139,305
85,832	BP plc	507,416
13,908	British American Tobacco plc	797,112
8,028	British Land Co., plc (The) REIT	57,476
73,088	BT Group plc, Class A	335,478
8,673	Bunzl plc	232,848
3,937	Burberry Group plc	71,004
26,720	Compass Group plc	483,481
3,240	Croda International plc	138,558
3,088	Daily Mail & General Trust plc, Class A	28,344
1,653	Derwent London plc REIT	48,885
6,121	Diageo plc	162,920
14,361	Direct Line Insurance Group plc	60,755

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	35

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
16,340	DS Smith plc	79,677
7,254	easyJet plc	83,186
5,824	Experian plc	111,964
56,975	GlaxoSmithKline plc	1,125,507
10,098	Hammerson plc REIT	67,935
8,724	Howden Joinery Group plc	39,949
10,914	HSBC Holdings plc	82,195
6,166	IMI plc	74,896
3,653	Imperial Brands plc	176,703
6,742	Inchcape plc	53,604
8,023	Informa plc	66,006
7,280	Inmarsat plc	62,448
17,236	Intu Properties plc REIT	58,089
60,846	ITV plc	126,849
41,156	J Sainsbury plc	126,187
18,276	John Wood Group plc	171,780
4,898	Johnson Matthey plc	204,165
49,725	Kingfisher plc	219,657
6,884	Land Securities Group plc REIT	84,058
36,529	Legal & General Group plc	93,451
2,555	London Stock Exchange Group plc	87,761
49,154	Marks & Spencer Group plc	204,520
10,138	Meggitt plc	53,934
4,672	Micro Focus International plc	122,339
9,646	Mondi plc	188,248
60,160	National Grid plc	782,551
6,097	Next plc	358,711
57,251	Old Mutual plc	140,835
2,302	Pennon Group plc	23,494
1,548	Polymetal International plc	16,878
1,773	Provident Financial plc	63,918
6,387	Reckitt Benckiser Group plc	571,387
17,882	RELX plc	319,198
6,817	Rentokil Initial plc	19,015
392	Rightmove plc	17,894
30,388	Royal Dutch Shell plc, Class B	783,786
13,951	Royal Mail plc	83,699
48,154	Sage Group plc (The)	424,863
15,992	Segro plc REIT	85,654
5,298	Severn Trent plc	150,814
15,310	Sky plc	153,059
25,009	Smith & Nephew plc	361,541
6,453	Smiths Group plc	111,819
11,965	SSE plc	232,637
4,164	Tate & Lyle plc	39,712

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
17,189	Unilever plc	717,630
19,956	United Utilities Group plc	229,393
463,888	Vodafone Group plc	1,273,993
5,133	Whitbread plc	226,752
48,758	William Hill plc	176,381
21,092	Wm Morrison Supermarkets plc	58,388
16,766	WPP plc	364,043

		15,209,814

	Total Common Stocks (Cost $60,474,919)	59,064,016

Preferred Stocks — 0.9%
	Germany — 0.9%
2,790	FUCHS PETROLUB SE	124,878
3,285	Henkel AG & Co., KGaA	422,225

	Total Preferred Stocks (Cost $491,249)	547,103

NUMBER OF RIGHTS
Rights — 0.0% (e)
	Spain — 0.0% (e)
6,745	Ferrovial S.A. (a)	2,888

	Sweden — 0.0% (e)
22,337	Tele2 AB (a)	6,693

	Total Rights (Cost $—)	9,581

	Total Investments — 99.6% (Cost $60,966,168)	59,620,700
	Other Assets in Excess of Liabilities — 0.4%	238,933

	NET ASSETS — 100.0%	$59,859,633

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

Summary of Investments by Industry, October 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	7.8%
Diversified Telecommunication Services	6.8
Oil, Gas & Consumable Fuels	6.2
Electric Utilities	6.2
Chemicals	6.2
Software	4.0
Insurance	3.7
Media	2.8
Wireless Telecommunication Services	2.5
Banks	2.3
Capital Markets	2.3
Semiconductors & Semiconductor Equipment	2.3
Machinery	2.1
Energy Equipment & Services	2.1
Electrical Equipment	2.1
Gas Utilities	2.0
IT Services	2.0
Hotels, Restaurants & Leisure	2.0
Food Products	1.8
Multi-Utilities	1.7
Personal Products	1.7
Household Products	1.7
Food & Staples Retailing	1.6
Professional Services	1.6
Construction & Engineering	1.5
Health Care Providers & Services	1.5
Health Care Equipment & Supplies	1.4
Metals & Mining	1.3
Communications Equipment	1.3
Auto Components	1.3
Paper & Forest Products	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	12.9

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	37

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
	Australia — 8.3%
19,472	AGL Energy Ltd.	283,659
21,204	Amcor Ltd.	236,672
9,732	Ansell Ltd.	160,335
32,700	APA Group	197,627
4,510	ASX Ltd.	161,328
55,342	Aurizon Holdings Ltd.	205,037
33,038	Boral Ltd.	157,848
31,208	Brambles Ltd.	273,235
9,370	Caltex Australia Ltd.	218,108
3,188	CIMIC Group Ltd.	71,542
2,214	Cochlear Ltd.	215,115
4,592	CSL Ltd.	350,395
38,479	CSR Ltd.	106,845
32,094	Dexus Property Group REIT	218,019
4,100	Flight Centre Travel Group Ltd.	105,343
58,527	GPT Group (The) REIT	206,915
32,906	Harvey Norman Holdings Ltd.	126,015
53,061	Healthscope Ltd.	89,009
61,426	Incitec Pivot Ltd.	137,383
98,929	Mirvac Group REIT	156,934
5,516	Orica Ltd.	68,147
57,261	Origin Energy Ltd.	230,795
40,527	Qantas Airways Ltd.	94,178
4,014	Ramsay Health Care Ltd.	223,519
80,664	Scentre Group REIT	258,168
13,563	Sonic Healthcare Ltd.	210,938
35,316	Star Entertainment Grp Ltd. (The)	133,634
42,851	Sydney Airport	203,704
56,181	Tabcorp Holdings Ltd.	206,408
59,186	Tatts Group Ltd.	182,444
75,372	Telstra Corp., Ltd.	285,052
34,836	Transurban Group	274,874
10,785	Wesfarmers Ltd.	335,833
12,190	WorleyParsons Ltd.	77,906

		6,462,964

	Austria — 0.2%
5,400	OMV AG	168,533

	Belgium — 0.8%
836	Ageas	30,542
2,670	Colruyt S.A.	143,508
1,421	Groupe Bruxelles Lambert S.A.	122,159
4,872	Proximus SADP	139,449
791	Solvay S.A.	90,739
1,269	UCB S.A.	85,876

		612,273

SHARES	SECURITY DESCRIPTION	VALUE($)

	Canada — 2.9%
1,923	Agrium, Inc.	176,529
4,714	BCE, Inc.	214,174
1,728	Canadian Tire Corp., Ltd., Class A	167,969
5,633	Fortis, Inc.	185,415
7,954	Husky Energy, Inc.	85,571
4,666	Imperial Oil Ltd.	151,324
1,970	Inter Pipeline Ltd.	40,845
2,320	Loblaw Cos., Ltd.	114,469
6,775	Metro, Inc., Class A	209,417
5,445	RioCan REIT	105,872
4,908	Rogers Communications, Inc., Class B	197,447
7,975	Shaw Communications, Inc., Class B	158,037
5,970	TELUS Corp.	193,303
5,052	TransCanada Corp.	228,702

		2,229,074

	Denmark — 0.9%
942	Carlsberg A/S, Class B	84,869
2,438	Chr. Hansen Holding A/S	146,007
2,325	DSV A/S	112,576
2,115	H Lundbeck A/S (a)	68,163
15,948	TDC A/S (a)	87,929
2,143	Vestas Wind Systems A/S	171,689

		671,233

	Finland — 0.9%
6,934	Fortum OYJ	115,583
5,652	Neste OYJ	243,840
3,030	Sampo OYJ, Class A	138,817
8,262	Stora Enso OYJ, Class R	78,077
4,696	UPM-Kymmene OYJ	109,237

		685,554

	France — 4.2%
1,293	Arkema S.A.	122,606
2,073	Atos SE	215,124
2,300	Capital Gemini S.A.	190,480
1,801	Casino Guichard Perrachon S.A.	89,656
705	Christian Dior SE	135,971
2,066	Danone S.A.	143,295
2,773	Dassault Systemes	219,491
1,048	Essilor International S.A.	117,768
4,677	Eutelsat Communications S.A.	98,006
1,002	Faurecia	36,935
261	Iliad S.A.	54,715
292	Ingenico Group S.A.	23,097
3,172	Lagardere SCA	80,781

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	France — continued
10,277	Orange S.A.	161,696
1,002	Pernod Ricard S.A.	119,162
1,763	Publicis Groupe S.A.	120,942
2,327	SCOR SE	75,357
1,524	Sodexo S.A.	176,969
5,809	STMicroelectronics NV	55,133
5,991	Suez	94,896
1,585	Technip S.A.	105,197
2,557	Thales S.A.	240,576
3,235	TOTAL S.A.	154,973
3,247	Valeo S.A.	187,368
247	Veolia Environnement S.A.	5,396
1,061	Vinci S.A.	76,837
6,254	Vivendi S.A.	126,585

		3,229,012

	Germany — 2.9%
818	BASF SE	72,212
1,687	Beiersdorf AG	148,726
1,100	Covestro AG (f)	65,139
3,342	Deutsche Lufthansa AG	42,775
8,423	Deutsche Telekom AG	137,424
5,143	Evonik Industries AG	161,062
2,044	Fraport AG Frankfurt Airport Services Worldwide	121,333
2,315	Fresenius Medical Care AG & Co., KGaA	188,567
3,094	Fresenius SE & Co., KGaA	228,608
1,953	Hannover Rueck SE	217,880
13,980	Infineon Technologies AG	251,435
1,864	Merck KGaA	191,863
2,117	SAP SE	186,507
1,483	Symrise AG	101,846
2,479	United Internet AG	101,924

		2,217,301

	Hong Kong — 3.9%
49,000	Cathay Pacific Airways Ltd.	64,496
22,000	Cheung Kong Infrastructure Holdings Ltd.	180,044
29,260	CK Hutchison Holdings Ltd.	361,303
24,500	CLP Holdings Ltd.	249,042
13,000	Hang Seng Bank Ltd.	234,446
123,770	Hong Kong & China Gas Co., Ltd.	241,780
10,500	Johnson Electric Holdings Ltd.	25,379
40,500	Link REIT	288,115
43,000	MTR Corp., Ltd.	237,965
95,000	New World Development Co., Ltd.	118,109
210,000	PCCW Ltd.	125,002

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hong Kong — continued
25,000	Power Assets Holdings Ltd.	234,643
2,241,000	Semiconductor Manufacturing International Corp. (a)	271,402
17,500	Swire Pacific Ltd., Class A	181,893
14,000	Xinyi Automobile Glass Hong Kong Enterprises Ltd. (a)	2,730
142,000	Xinyi Glass Holdings Ltd.	122,097
250,000	Xinyi Solar Holdings Ltd.	92,614

		3,031,060

	Israel — 0.3%
2,490	Check Point Software Technologies Ltd. (a)	210,554

	Italy — 0.5%
37,386	Parmalat SpA	98,744
28,307	Snam SpA	149,145
34,371	Terna Rete Elettrica Nazionale SpA	168,244

		416,133

	Japan — 24.3%
4,700	Advantest Corp.	67,173
2,000	Aisin Seiki Co., Ltd.	87,855
5,000	Ajinomoto Co., Inc.	111,187
78,000	ANA Holdings, Inc.	219,085
63,000	Aozora Bank Ltd.	208,156
13,400	Brother Industries Ltd.	245,880
9,100	Canon, Inc.	261,425
7,000	Capcom Co., Ltd.	180,832
900	Central Japan Railway Co.	153,042
13,100	Chubu Electric Power Co., Inc.	192,850
11,300	Chugoku Electric Power Co., Inc. (The)	132,226
2,100	COMSYS Holdings Corp.	36,969
21,000	Concordia Financial Group Ltd.	97,371
8,100	Cosmo Energy Holdings Co., Ltd.	105,857
5,000	Credit Saison Co., Ltd.	86,435
6,000	Dai Nippon Printing Co., Ltd.	60,182
10,500	Daicel Corp.	138,066
10,800	Daiichi Sankyo Co., Ltd.	259,516
1,200	Daito Trust Construction Co., Ltd.	201,094
4,400	DIC Corp.	133,284
16,000	Dowa Holdings Co., Ltd.	118,829
4,600	Ebara Corp.	136,560
6,400	Electric Power Development Co., Ltd.	149,036
3,400	FamilyMart UNY Holdings Co., Ltd.	213,250
32,000	Fuji Electric Co., Ltd.	159,795
6,300	FUJIFILM Holdings Corp.	238,209
28,000	Fujikura Ltd.	164,514
19,000	Fukuoka Financial Group, Inc.	82,222

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	39

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
4,000	Hankyu Hanshin Holdings, Inc.	132,433
2,200	Hikari Tsushin, Inc.	201,950
1,400	Hitachi High-Technologies Corp.	58,388
10,300	Hokkaido Electric Power Co., Inc.	78,333
9,000	Hokuriku Electric Power Co.	102,227
4,100	Ibiden Co., Ltd.	59,520
9,600	Idemitsu Kosan Co., Ltd.	220,607
23,100	Inpex Corp.	215,495
20,500	ITOCHU Corp.	258,888
6,200	Japan Airlines Co., Ltd.	182,973
4,500	Japan Petroleum Exploration Co., Ltd.	98,460
60,900	JX Holdings, Inc.	240,626
24,000	Kaneka Corp.	198,568
13,000	Kansai Electric Power Co., Inc. (The) (a)	124,283
81,000	Kawasaki Kisen Kaisha Ltd.	200,386
9,600	KDDI Corp.	291,774
6,500	Keisei Electric Railway Co., Ltd.	156,715
4,000	Konami Holdings Corp.	157,970
12,900	Konica Minolta, Inc.	115,546
15,400	Kuraray Co., Ltd.	233,472
9,400	Kyowa Hakko Kirin Co., Ltd.	143,426
1,100	Lawson, Inc.	83,583
45,800	Marubeni Corp.	240,669
1,800	Mitsubishi Corp.	39,177
12,200	Mitsubishi Tanabe Pharma Corp.	237,467
135,400	Mizuho Financial Group, Inc.	227,980
2,500	Mochida Pharmaceutical Co., Ltd.	195,880
11,000	NH Foods Ltd.	263,600
2,200	Nihon M&A Center, Inc.	71,398
7,100	Nikon Corp.	107,302
12,000	Nippon Kayaku Co., Ltd.	138,276
8,700	Nippon Paper Industries Co., Ltd.	162,835
2,500	Nippon Shokubai Co., Ltd.	172,525
5,500	Nippon Telegraph & Telephone Corp.	243,853
13,500	Nipro Corp.	166,711
15,700	Nissan Motor Co., Ltd.	159,708
4,700	Nisshin Steel Co., Ltd.	62,520
2,100	Nissin Foods Holdings Co., Ltd.	121,546
8,000	Nomura Real Estate Holdings, Inc.	135,093
1,800	Nomura Research Institute Ltd.	62,432
4,600	NTT Data Corp.	237,384
10,500	NTT DOCOMO, Inc.	263,697
20,000	Oji Holdings Corp.	84,564
59,000	Osaka Gas Co., Ltd.	245,393
2,900	Otsuka Corp.	137,977

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
5,800	Otsuka Holdings Co., Ltd.	253,842
3,800	Park24 Co., Ltd.	117,415
50,700	Resona Holdings, Inc.	224,727
18,200	Ricoh Co., Ltd.	148,334
3,000	Sankyo Co., Ltd.	105,687
2,300	Sawai Pharmaceutical Co., Ltd.	148,631
3,200	SCREEN Holdings Co., Ltd.	218,910
2,800	SCSK Corp.	104,448
3,700	Sega Sammy Holdings, Inc.	54,634
11,500	Sekisui Chemical Co., Ltd.	181,110
13,700	Sekisui House Ltd.	226,375
42,600	Seven Bank Ltd.	130,960
1,700	Shimamura Co., Ltd.	217,625
5,000	Shimizu Corp.	44,438
7,500	Showa Denko K.K.	99,100
21,000	Showa Shell Sekiyu K.K.	195,663
4,400	SoftBank Group Corp.	277,117
76,600	Sojitz Corp.	201,020
6,200	Square Enix Holdings Co., Ltd.	205,092
6,000	Sumitomo Dainippon Pharma Co., Ltd.	103,918
40,000	Sumitomo Osaka Cement Co., Ltd.	165,669
600	Sundrug Co., Ltd.	47,197
4,100	Suzuken Co., Ltd.	131,686
19,000	Taisei Corp.	142,406
1,400	Taisho Pharmaceutical Holdings Co., Ltd.	136,569
10,000	Takashimaya Co., Ltd.	81,560
3,000	Takeda Pharmaceutical Co., Ltd.	134,175
6,600	Teijin Ltd.	127,521
2,600	Terumo Corp.	100,547
16,500	Tohoku Electric Power Co., Inc.	202,156
9,300	Tokyo Broadcasting System Holdings, Inc.	146,137
40,100	Tokyo Electric Power Holdings Co., Inc. (a)	155,371
38,000	Tokyo Gas Co., Ltd.	172,424
5,000	Tokyo Tatemono Co., Ltd.	63,514
12,000	Tokyu Corp.	89,837
11,200	Tokyu Fudosan Holdings Corp.	63,127
20,000	TonenGeneral Sekiyu K.K.	196,931
21,000	Toppan Printing Co., Ltd.	197,484
13,000	Tosoh Corp.	84,897
5,800	Toyo Suisan Kaisha Ltd.	234,980
4,600	Toyota Industries Corp.	211,063
6,300	Toyota Motor Corp.	365,443
6,000	Tsumura & Co.	170,514
85,000	Ube Industries Ltd.	175,405
1,400	West Japan Railway Co.	86,207

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
18,200	Yahoo Japan Corp.	69,815
26,100	Yamada Denki Co., Ltd.	134,910
7,200	Yokohama Rubber Co., Ltd. (The)	125,011

		18,846,112

	Netherlands — 1.3%
748	Boskalis Westminster	24,124
915	Gemalto NV	49,714
1,563	Heineken Holding NV	120,260
9,832	Koninklijke Ahold Delhaize NV	224,293
48,065	Koninklijke KPN NV	156,729
3,635	NN Group NV	109,496
8,175	RELX NV	137,852
5,551	Wolters Kluwer NV	214,660

		1,037,128

	New Zealand — 0.4%
20,294	Contact Energy Ltd.	69,005
84,928	Spark New Zealand Ltd.	222,119

		291,124

	Norway — 0.9%
12,388	Marine Harvest ASA	224,796
17,492	Orkla ASA	165,167
1,291	Statoil ASA	21,077
9,214	Telenor ASA	146,547
4,205	Yara International ASA	148,539

		706,126

	Portugal — 0.3%
46,877	EDP — Energias de Portugal S.A.	154,941
5,048	Galp Energia SGPS S.A.	68,443

		223,384

	Singapore — 2.2%
35,500	Ascendas Real Estate Investment Trust REIT	60,497
104,700	CapitaLand Mall Trust REIT	156,018
57,700	ComfortDelGro Corp., Ltd.	105,200
346,500	Golden Agri-Resources Ltd.	95,679
201,500	Hutchison Port Holdings Trust, Class U	89,509
51,900	Keppel Corp., Ltd.	196,267
60,500	Sembcorp Industries Ltd.	109,554
17,900	Singapore Airlines Ltd.	130,257
63,600	Singapore Press Holdings Ltd.	169,964
106,800	Singapore Telecommunications Ltd.	297,644
11,100	Venture Corp., Ltd.	75,826
92,900	Wilmar International Ltd.	220,556

		1,706,971

SHARES	SECURITY DESCRIPTION	VALUE($)

	South Korea — 9.0%
2,726	Celltrion, Inc. (a)	252,551
465	CJ CheilJedang Corp.	141,860
200	CJ Corp.	30,449
2,974	GS Holdings Corp.	132,309
3,867	Hankook Tire Co., Ltd.	185,698
433	Hanmi Pharm Co., Ltd.	136,716
1,297	Hanmi Science Co., Ltd.	86,034
14,780	Hanon Systems	138,197
8,041	Hanwha Chemical Corp.	189,322
908	Hanwha Techwin Co., Ltd.	50,436
1,177	Hyundai Engineering & Construction Co., Ltd.	42,514
1,250	Hyundai Mobis Co., Ltd.	298,136
3,987	Hyundai Steel Co.	171,799
10,350	Industrial Bank of Korea	119,140
2,402	Kakao Corp.	160,166
5,898	Kia Motors Corp.	209,430
5,475	Korea Electric Power Corp.	236,852
3,405	Korea Gas Corp.	137,626
343	Korea Zinc Co., Ltd.	136,195
2,013	Korean Air Lines Co., Ltd. (a)	56,270
8,294	KT Corp.	233,971
2,654	KT&G Corp.	261,765
9,564	LG Display Co., Ltd.	228,672
1,980	LG Electronics, Inc.	82,541
20,831	LG Uplus Corp.	214,689
894	Lotte Chemical Corp.	224,620
498	Lotte Shopping Co., Ltd.	99,363
410	NAVER Corp.	306,748
1,389	POSCO	289,013
270	Samsung Electronics Co., Ltd.	386,189
1,303	Samsung Fine Chemicals Co., Ltd.	32,993
530	Samsung SDI Co., Ltd.	43,622
1,213	Samsung SDS Co., Ltd.	163,572
306	Shinsegae, Inc.	49,702
1,182	SK Holdings Co., Ltd.	230,585
9,171	SK Hynix, Inc.	328,016
2,029	SK Innovation Co., Ltd.	267,086
1,200	SK Telecom Co., Ltd.	235,238
2,745	SKC Co., Ltd.	64,759
2,820	S-Oil Corp.	192,712
14,143	Woori Bank	154,132

		7,001,688

	Spain — 1.8%
552	Acciona S.A.	41,948
1,842	Acerinox S.A.	22,667

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	41

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — continued
1,410	ACS Actividades de Construccion y Servicios S.A.	43,130
381	Aena S.A. (f)	55,830
5,357	Enagas S.A.	153,559
7,907	Endesa S.A.	167,832
7,728	Ferrovial S.A.	150,139
7,611	Gamesa Corp. Tecnologica S.A.	175,727
8,129	Gas Natural SDG S.A.	160,015
6,775	Grifols S.A.	133,687
23,403	Iberdrola S.A.	159,269
7,623	Red Electrica Corp. S.A.	158,807

		1,422,610

	Sweden — 2.6%
1,699	Autoliv, Inc.	164,429
9,800	Boliden AB	227,129
3,978	Getinge AB, Class B	65,142
4,236	Hexagon AB, Class B	148,226
2,697	Investor AB, Class B	95,777
2,480	Lundin Petroleum AB (a)	44,579
13,537	Securitas AB, Class B	208,928
9,380	Skanska AB, Class B	203,702
7,200	Svenska Cellulosa AB SCA, Class B	203,924
3,835	Svenska Handelsbanken AB, Class A	52,283
4,453	Swedish Match AB	154,965
17,313	Tele2 AB, Class B	142,963
3,062	Telefonaktiebolaget LM Ericsson, Class B	14,853
32,820	TeliaSonera AB	131,111
7,878	Trelleborg AB, Class B	137,510

		1,995,521

	Switzerland — 2.0%
1,281	Baloise Holding AG	157,601
8,556	Clariant AG	141,683
3,843	Garmin Ltd.	185,848
105	Givaudan S.A.	203,077
317	Kuehne & Nagel International AG	42,967
1,239	Lonza Group AG	233,801
1,911	Novartis AG	135,619
1,137	Sonova Holding AG	152,486
411	Swiss Life Holding AG	108,764
522	Swiss Prime Site AG	43,294
359	Swisscom AG	164,107

		1,569,247

	United Kingdom — 3.1%
5,677	Barratt Developments plc	31,482

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
994	Berkeley Group Holdings plc	28,668
18,187	BP plc	107,517
10,067	British Land Co., plc (The) REIT	72,074
30,966	BT Group plc, Class A	142,136
7,597	Bunzl plc	203,960
8,802	Direct Line Insurance Group plc	37,238
5,937	easyJet plc	68,083
7,072	GlaxoSmithKline plc	139,703
6,045	Hammerson plc REIT	40,668
7,925	Inmarsat plc	67,981
412	Johnson Matthey plc	17,174
8,611	Land Securities Group plc REIT	105,146
2,666	Mondi plc	52,029
11,432	National Grid plc	148,706
738	Next plc	43,420
1,617	Persimmon plc	33,472
13,798	Royal Mail plc	82,781
24,753	Sage Group plc (The)	218,396
3,026	Severn Trent plc	86,139
10,018	Smith & Nephew plc	144,824
770	Travis Perkins plc	12,527
11,801	United Utilities Group plc	135,651
52,050	Vodafone Group plc	142,947
11,955	William Hill plc	43,247
7,047	WPP plc	153,012

		2,358,981

	United States — 25.4%
1,091	Albemarle Corp.	91,153
340	Alleghany Corp. (a)	175,511
6,119	Alliant Energy Corp.	232,828
1,913	Allstate Corp. (The)	129,893
3,841	Amdocs Ltd. (Guernsey)	224,506
3,518	Ameren Corp.	175,724
3,159	American Water Works Co., Inc.	233,892
12,830	Annaly Capital Management, Inc. REIT	132,919
1,617	Anthem, Inc.	197,048
1,634	Ashland Global Holdings Inc.	182,567
1,751	Assurant, Inc.	140,991
6,417	AT&T, Inc.	236,081
3,175	AutoNation, Inc. (a)	139,287
234	AutoZone, Inc. (a)	173,665
3,074	Avery Dennison Corp.	214,534
3,559	Avnet, Inc.	149,300
3,606	Axis Capital Holdings Ltd. (Bermuda)	205,434
1,350	Becton, Dickinson & Co.	226,679

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
4,090	Bemis Co., Inc.	199,265
3,405	Broadridge Financial Solutions, Inc.	220,167
795	C.R. Bard, Inc.	172,261
5,997	CA Technologies, Inc.	184,348
2,432	Celanese Corp., Class A	177,341
5,983	CenturyLink, Inc.	159,028
2,534	Chevron Corp.	265,437
4,751	Church & Dwight Co., Inc.	229,283
604	Cigna Corp.	71,773
3,064	Cincinnati Financial Corp.	216,870
2,010	Cintas Corp.	214,407
2,686	CMS Energy Corp.	113,215
2,205	CNA Financial Corp.	80,637
3,345	Commerce Bancshares, Inc.	166,648
2,752	Computer Sciences Corp.	149,846
2,177	Consolidated Edison, Inc.	164,472
1,451	Constellation Brands, Inc., Class A	242,491
2,773	Darden Restaurants, Inc.	179,663
731	DaVita HealthCare Partners, Inc. (a)	42,851
3,455	DENTSPLY SIRONA, Inc.	198,904
2,401	Dr. Pepper Snapple Group, Inc.	210,784
1,856	DST Systems, Inc.	178,473
2,537	DTE Energy Co.	243,577
2,290	Eastman Chemical Co.	164,674
1,454	Edgewell Personal Care Co. (a)	109,632
1,180	Everest Re Group Ltd. (Bermuda)	240,154
4,112	Eversource Energy	226,407
2,763	Fidelity National Information Services, Inc.	204,241
3,056	First Solar, Inc. (a)	123,737
3,227	Foot Locker, Inc.	215,467
34,189	Frontier Communications Corp.	137,440
1,540	Genuine Parts Co.	139,509
2,376	Harris Corp.	211,963
2,624	Hasbro, Inc.	218,868
1,729	Helmerich & Payne, Inc.	109,117
1,341	Henry Schein, Inc. (a)	200,077
1,483	Hertz Global Holdings, Inc. (a)	49,161
2,245	Hess Corp.	107,693
4,255	HollyFrontier Corp.	106,162
5,165	Hormel Foods Corp.	198,853
1,112	IAC/Interactive Corp.	71,657
2,740	Ingevity Corp. (a)	113,436
6,631	Intel Corp.	231,223
1,705	International Flavors & Fragrances, Inc.	222,980
2,510	International Game Technology plc	72,087

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
3,519	Jabil Circuit, Inc.	75,095
1,670	JM Smucker Co. (The)	219,288
2,141	Johnson & Johnson	248,335
1,588	L-3 Communications Holdings, Inc., Class 3	217,461
1,696	Laboratory Corp. of America Holdings (a)	212,577
4,548	Leggett & Platt, Inc.	208,662
3,748	Level 3 Communications, Inc. (a)	210,450
6,480	Liberty Interactive Corp. QVC Group, Class A (a)	119,815
1,681	McCormick & Co., Inc. (Non-Voting)	161,157
2,315	Molson Coors Brewing Co., Class B	240,320
2,053	Motorola Solutions, Inc.	149,007
2,351	Murphy Oil Corp.	60,820
3,360	Newfield Exploration Co. (a)	136,382
6,580	NiSource, Inc.	153,051
1,128	Northrop Grumman Corp.	258,312
1,790	NVIDIA Corp.	127,376
120	NVR, Inc. (a)	182,760
4,258	Old Republic International Corp.	71,790
3,853	Patterson Cos., Inc.	164,562
3,022	Pinnacle West Capital Corp.	230,065
2,211	PPG Industries, Inc.	205,910
4,431	PulteGroup, Inc.	82,417
510	Quest Diagnostics, Inc.	41,534
1,710	Raytheon Co.	233,603
1,922	RenaissanceRe Holdings Ltd. (Bermuda)	238,885
4,260	Republic Services, Inc., Class A	224,204
3,184	Reynolds American, Inc.	175,375
1,944	SBA Communications Corp., Class A (a)	220,216
3,333	SCANA Corp.	244,509
1,406	Scripps Networks Interactive, Inc., Class A	90,490
4,336	Southwest Airlines Co.	173,657
38,122	Sprint Corp. (a)	234,832
3,981	Synopsys, Inc. (a)	236,113
3,656	TEGNA, Inc.	71,731
1,451	Tesoro Corp.	123,291
4,016	Thomson Reuters Corp.	158,269
5,101	T-Mobile US, Inc. (a)	253,673
3,231	Torchmark Corp.	204,878
2,893	Total System Services, Inc.	144,303
2,488	Tyson Foods, Inc., Class A	176,275
1,680	Universal Health Services, Inc., Class B	202,793
4,932	Verizon Communications, Inc.	237,229
3,717	W.R. Berkley Corp.	212,241
2,657	Walt Disney Co. (The)	246,277
1,237	Waters Corp. (a)	172,116

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	43

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
3,444	Westlake Chemical Corp.	178,365
2,672	Wyndham Worldwide Corp.	175,924
5,612	Xcel Energy, Inc.	233,179
3,905	Xylem, Inc.	188,729
655	Zimmer Biomet Holdings, Inc.	69,037

		19,715,631

	Total Common Stocks (Cost $73,473,170)	76,808,214

Preferred Stock — 0.1%
	Germany — 0.1%
780	Henkel AG & Co., KGaA	100,254

	Total Preferred Stock (Cost $103,360)	100,254

NUMBER OF RIGHTS
Rights — 0.0% (e)
	Spain — 0.0% (e)
7,728	Ferrovial S.A. (a)	3,309

	Sweden — 0.0% (e)
17,313	Tele2 AB (a)	5,187

	Total Rights (Cost $—)	8,496

	Total Investments — 99.2% (Cost $73,576,530)	76,916,964
	Other Assets in Excess of Liabilities — 0.8%	639,969

	NET ASSETS — 100.0%	$77,556,933

Percentages indicated are based on net assets.

Summary of Investments by Industry, October 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Chemicals	6.4%
Oil, Gas & Consumable Fuels	6.4
Diversified Telecommunication Services	5.9
Electric Utilities	5.2
Insurance	3.8
Pharmaceuticals	3.7
Food Products	3.4
IT Services	3.0
Health Care Providers & Services	3.0
Wireless Telecommunication Services	2.7
Software	2.4
Health Care Equipment & Supplies	2.3
Semiconductors & Semiconductor Equipment	2.3
Real Estate Investment Trusts (REITs)	2.3
Media	2.2
Banks	2.2
Multi-Utilities	2.1
Auto Components	2.0
Gas Utilities	1.9
Technology Hardware, Storage & Peripherals	1.8
Household Durables	1.8
Road & Rail	1.7
Commercial Services & Supplies	1.7
Hotels, Restaurants & Leisure	1.7
Specialty Retail	1.4
Airlines	1.3
Metals & Mining	1.3
Beverages	1.3
Aerospace & Defense	1.3
Trading Companies & Distributors	1.2
Industrial Conglomerates	1.2
Food & Staples Retailing	1.2
Electronic Equipment, Instruments & Components	1.1
Real Estate Management & Development	1.0
Others (each less than 1.0%)	15.8

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Company — 100.1%
	Exchange Traded Fund — 100.1%
525,353	JPMorgan Diversified Return International Equity ETF (b)	26,351,706

	Total Exchange Traded Fund (Cost $26,697,158)	26,351,706

	Total Investments — 100.1% (Cost $26,697,158)	26,351,706
	Liabilities in Excess of Other Assets — (0.1)%	(35,592)

	NET ASSETS — 100.0%	$26,316,114

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY (c)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT OCTOBER 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,092,546	AUD	Goldman Sachs	11/03/2016	2,353,632	2,352,311	(1,321)
192,077	AUD	Goldman Sachs	12/05/2016	146,043	145,979	(64)
442,676	CHF	Goldman Sachs	11/03/2016	447,446	447,418	(28)
2,593,002	DKK	Goldman Sachs	11/03/2016	382,334	382,734	400
119,735	DKK	Goldman Sachs	12/05/2016	17,669	17,699	30
4,502,622	EUR	Goldman Sachs	11/03/2016	4,936,595	4,943,369	6,774
104,300	EUR	Goldman Sachs	12/05/2016	114,490	114,666	176
4,421,582	GBP	Goldman Sachs	11/03/2016	5,405,035	5,412,351	7,316
10,919,454	HKD	Goldman Sachs	11/03/2016	1,408,162	1,407,975	(187)
153,322	HKD	Goldman Sachs	12/05/2016	19,775	19,773	(2)
703,461,821	JPY	Goldman Sachs	11/03/2016	6,699,640	6,708,598	8,958
2,879,504,003	KRW	Goldman Sachs	11/03/2016	2,515,040	2,516,465	1,425
59,321,756	KRW	Goldman Sachs	12/05/2016	51,742	51,836	94
3,010,236	NOK	Goldman Sachs	11/03/2016	364,873	364,333	(540)
385,839	NOK	Goldman Sachs	12/05/2016	46,765	46,701	(64)
261,050	NZD	Goldman Sachs	11/03/2016	186,757	186,654	(103)
13,158	NZD	Goldman Sachs	12/05/2016	9,402	9,396	(6)
6,408,471	SEK	Goldman Sachs	11/03/2016	710,424	709,613	(811)
947,360	SGD	Goldman Sachs	11/03/2016	680,627	680,958	331
				26,496,451	26,518,829	22,378

CONTRACTS TO SELL (c)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT OCTOBER 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,092,546	AUD	Goldman Sachs	11/03/2016	2,365,037	2,352,311	12,726
3,129,739	AUD	Goldman Sachs	12/05/2016	2,379,614	2,378,607	1,007
442,676	CHF	Goldman Sachs	11/03/2016	456,595	447,419	9,176
440,935	CHF	Goldman Sachs	12/05/2016	446,645	446,434	211

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	45

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

CONTRACTS TO SELL (c)	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT OCTOBER 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,593,002	DKK	Goldman Sachs	11/03/2016	391,894	382,734	9,160
2,540,347	DKK	Goldman Sachs	12/05/2016	374,872	375,500	(628)
4,502,622	EUR	Goldman Sachs	11/03/2016	5,063,635	4,943,368	120,267
4,553,774	EUR	Goldman Sachs	12/05/2016	4,998,673	5,006,368	(7,695)
4,421,582	GBP	Goldman Sachs	11/03/2016	5,734,127	5,412,351	321,776
4,387,734	GBP	Goldman Sachs	12/05/2016	5,360,744	5,374,599	(13,855)
10,919,454	HKD	Goldman Sachs	11/03/2016	1,408,230	1,407,975	255
11,098,363	HKD	Goldman Sachs	12/05/2016	1,431,424	1,431,310	114
703,461,821	JPY	Goldman Sachs	11/03/2016	6,954,983	6,708,597	246,386
746,885,663	JPY	Goldman Sachs	12/05/2016	7,114,425	7,131,092	(16,667)
2,879,504,002	KRW	Goldman Sachs	11/03/2016	2,620,973	2,516,465	104,508
2,912,859,277	KRW	Goldman Sachs	12/05/2016	2,540,657	2,545,277	(4,620)
3,010,236	NOK	Goldman Sachs	11/03/2016	374,544	364,333	10,211
2,551,913	NOK	Goldman Sachs	12/05/2016	309,300	308,878	422
261,050	NZD	Goldman Sachs	11/03/2016	189,599	186,654	2,945
261,050	NZD	Goldman Sachs	12/05/2016	186,526	186,416	110
6,408,471	SEK	Goldman Sachs	11/03/2016	749,134	709,613	39,521
6,408,471	SEK	Goldman Sachs	12/05/2016	711,430	710,694	736
947,360	SGD	Goldman Sachs	11/03/2016	694,914	680,958	13,956
947,360	SGD	Goldman Sachs	12/05/2016	680,692	681,117	(425)
				53,538,667	52,689,070	849,597

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.5%
	Australia — 8.6%
138,028	AGL Energy Ltd.	2,010,725
96,262	Ansell Ltd.	1,585,919
243,602	APA Group	1,472,241
67,957	Bendigo & Adelaide Bank Ltd.	573,888
66,548	BlueScope Steel Ltd.	394,804
148,872	Boral Ltd.	711,278
75,211	Brambles Ltd.	658,495
48,080	Caltex Australia Ltd.	1,119,169
18,359	Cochlear Ltd.	1,783,784
26,355	CSL Ltd.	2,011,033
290,895	CSR Ltd.	807,730
282,696	Dexus Property Group REIT	1,920,391
81,887	Downer EDI Ltd.	361,931
523,875	DUET Group	948,437
460,903	GPT Group (The) REIT	1,629,465
224,281	Harvey Norman Holdings Ltd.	858,897
704,101	Healthscope Ltd.	1,181,116
430,005	Incitec Pivot Ltd.	961,736
458,311	Origin Energy Ltd.	1,847,257
33,229	Ramsay Health Care Ltd.	1,850,352
116,637	Sonic Healthcare Ltd.	1,813,989
366,695	Sydney Airport	1,743,190
517,827	Tabcorp Holdings Ltd.	1,902,488
474,196	Tatts Group Ltd.	1,461,735
496,865	Telstra Corp., Ltd.	1,879,114
174,824	TPG Telecom Ltd.	1,002,451
230,717	Transurban Group	1,820,477
707,216	Vicinity Centres REIT	1,542,268
113,087	Vocus Communications Ltd.	490,295
63,991	Wesfarmers Ltd.	1,992,611

		40,337,266

	Austria — 0.6%
45,055	OMV AG	1,406,156
33,551	voestalpine AG	1,188,586

		2,594,742

	Belgium — 1.1%
27,641	Colruyt S.A.	1,485,654
9,501	Groupe Bruxelles Lambert S.A.	816,775
48,852	Proximus SADP	1,398,272
20,954	Umicore S.A.	1,273,634

		4,974,335

	Denmark — 1.4%
21,717	Chr. Hansen Holding A/S	1,300,585
2,395	DSV A/S	115,965

SHARES	SECURITY DESCRIPTION	VALUE($)

	Denmark — continued
29,697	H Lundbeck A/S (a)	957,090
6,875	ISS A/S	269,883
249,165	TDC A/S (a)	1,373,771
20,040	Vestas Wind Systems A/S	1,605,523
54,391	William Demant Holding A/S (a)	1,012,056

		6,634,873

	Finland — 1.8%
33,553	Elisa OYJ	1,130,446
42,288	Fortum OYJ	704,898
28,893	Kesko OYJ, Class B	1,435,698
46,283	Neste OYJ	1,996,755
10,051	Nokian Renkaat OYJ	337,128
22,594	Orion OYJ, Class B	961,693
23,957	Sampo OYJ, Class A	1,097,572
43,423	UPM-Kymmene OYJ	1,010,090

		8,674,280

	France — 5.0%
4,322	Arkema S.A.	409,824
18,309	Atos SE	1,899,999
20,215	Capital Gemini S.A.	1,674,151
7,689	Christian Dior SE	1,482,953
22,738	Dassault Systemes	1,799,781
11,346	Eiffage S.A.	840,000
13,036	Essilor International S.A.	1,464,907
28,103	Eutelsat Communications S.A.	588,896
346	Iliad S.A.	72,534
11,364	Ingenico Group S.A.	898,872
42,702	Lagardere SCA	1,087,484
94,546	Orange S.A.	1,487,562
18,525	Publicis Groupe S.A.	1,270,816
42,544	SCOR SE	1,377,735
5,352	Sodexo S.A.	621,482
21,540	Thales S.A.	2,026,600
30,664	TOTAL S.A.	1,468,963
11,059	Valeo S.A.	638,161
14,675	Vinci S.A.	1,062,761
61,819	Vivendi S.A.	1,251,256

		23,424,737

	Germany — 4.1%
14,267	Axel Springer SE	714,766
16,861	Beiersdorf AG	1,486,467
18,072	Brenntag AG	966,137
42,354	Evonik Industries AG	1,326,385

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	47

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
22,406	Fraport AG Frankfurt Airport Services Worldwide	1,330,037
21,242	Fresenius Medical Care AG & Co., KGaA	1,730,257
25,188	Fresenius SE & Co., KGaA	1,861,080
16,259	Hannover Rueck SE	1,813,884
110,579	Infineon Technologies AG	1,988,804
15,062	Merck KGaA	1,550,339
35,846	QIAGEN NV (a)	876,707
10,774	SAP SE	949,188
18,065	Suedzucker AG	463,415
5,269	Symrise AG	361,852
183,015	Telefonica Deutschland Holding AG	709,793
24,230	United Internet AG	996,213

		19,125,324

	Hong Kong — 5.4%
520,000	Cathay Pacific Airways Ltd.	684,442
198,000	Cheung Kong Infrastructure Holdings Ltd.	1,620,396
170,042	CK Hutchison Holdings Ltd.	2,099,684
198,000	CLP Holdings Ltd.	2,012,669
1,301,000	FIH Mobile Ltd.	429,335
340,000	First Pacific Co., Ltd.	257,568
1,041,510	Hong Kong & China Gas Co., Ltd.	2,034,550
280,000	Link REIT	1,991,903
365,000	MTR Corp., Ltd.	2,019,939
227,000	New World Development Co., Ltd.	282,218
2,906,000	PCCW Ltd.	1,729,789
196,000	Power Assets Holdings Ltd.	1,839,597
17,802,000	Semiconductor Manufacturing International Corp. (a)	2,155,960
148,000	Swire Pacific Ltd., Class A	1,538,291
356,000	Techtronic Industries Co., Ltd.	1,337,545
143,000	Wheelock & Co., Ltd.	880,037
282,000	Xinyi Glass Holdings Ltd.	242,474
1,302,000	Xinyi Solar Holdings Ltd.	482,334
464,500	Yue Yuen Industrial Holdings Ltd.	1,768,925

		25,407,656

	Ireland — 0.3%
17,301	Kerry Group plc, Class A	1,256,148

	Italy — 1.1%
126,891	Davide Campari-Milano SpA	1,277,994
400,622	Parmalat SpA	1,058,123
266,815	Snam SpA	1,405,807
333,145	Terna Rete Elettrica Nazionale SpA	1,630,725

		5,372,649

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — 26.8%
87,800	Alfresa Holdings Corp.	1,855,564
294,000	ANA Holdings, Inc.	825,780
415,000	Aozora Bank Ltd.	1,371,185
65,400	Brother Industries Ltd.	1,200,042
27,000	Calsonic Kansei Corp.	338,380
50,600	Canon Marketing Japan, Inc.	873,901
59,900	Canon, Inc.	1,720,810
70,100	Capcom Co., Ltd.	1,810,904
7,500	Central Japan Railway Co.	1,275,346
100,300	Chubu Electric Power Co., Inc.	1,476,553
105,400	Chugoku Electric Power Co., Inc. (The)	1,233,330
82,200	COMSYS Holdings Corp.	1,447,090
194,900	Concordia Financial Group Ltd.	903,694
19,000	Credit Saison Co., Ltd.	328,455
98,500	Daicel Corp.	1,295,196
4,000	Daito Trust Construction Co., Ltd.	670,315
105,000	Denka Co., Ltd.	476,342
43,000	DIC Corp.	1,302,549
48,000	Electric Power Development Co., Ltd.	1,117,773
29,700	FamilyMart UNY Holdings Co., Ltd.	1,862,799
121,000	Fuji Electric Co., Ltd.	604,224
48,300	FUJIFILM Holdings Corp.	1,826,267
288,400	Fujikura Ltd.	1,694,496
29,000	Fukuoka Financial Group, Inc.	125,497
52,800	Gree, Inc. (a)	292,781
122,300	Gunma Bank Ltd. (The)	583,966
101,300	Hachijuni Bank Ltd. (The)	552,248
50,100	Hankyu Hanshin Holdings, Inc.	1,658,719
21,300	Hikari Tsushin, Inc.	1,955,245
12,300	Hitachi Capital Corp.	274,381
70,000	Hitachi Chemical Co., Ltd.	1,636,381
55,900	Hitachi High-Technologies Corp.	2,331,367
91,200	Hokuriku Electric Power Co.	1,035,896
81,100	Idemitsu Kosan Co., Ltd.	1,863,671
18,500	Iida Group Holdings Co., Ltd.	357,596
192,900	Inpex Corp.	1,799,519
43,900	Itochu Techno-Solutions Corp.	1,082,631
52,800	Japan Airlines Co., Ltd.	1,558,223
44,400	Japan Petroleum Exploration Co., Ltd.	971,471
473,900	JX Holdings, Inc.	1,872,456
16,000	Kagome Co., Ltd.	419,545
204,000	Kaneka Corp.	1,687,833
78,100	Kansai Electric Power Co., Inc. (The) (a)	746,657
729,000	Kawasaki Kisen Kaisha Ltd.	1,803,471
63,800	KDDI Corp.	1,939,085

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
28,000	Keio Corp.	231,748
11,200	Keisei Electric Railway Co., Ltd.	270,032
120,800	Konica Minolta, Inc.	1,082,011
63,300	Kuraray Co., Ltd.	959,661
40,500	Kyushu Electric Power Co., Inc. (a)	368,006
50,300	Leopalace21 Corp.	327,040
35,800	Lintec Corp.	779,758
55,000	Lion Corp.	899,525
51,300	Matsui Securities Co., Ltd.	410,442
66,300	Medipal Holdings Corp.	1,132,816
25,600	Miraca Holdings, Inc.	1,235,870
76,700	Mitsubishi Gas Chemical Co., Inc.	1,180,469
93,100	Mitsubishi Tanabe Pharma Corp.	1,812,144
67,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	328,716
677,800	Mizuho Financial Group, Inc.	1,141,248
25,200	Mochida Pharmaceutical Co., Ltd.	1,974,472
122,000	Nagoya Railroad Co., Ltd.	643,771
78,000	NH Foods Ltd.	1,869,162
4,600	Nifco, Inc.	264,922
71,000	Nippo Corp.	1,369,609
159,000	Nippon Express Co., Ltd.	785,372
68,800	Nippon Paper Industries Co., Ltd.	1,287,709
20,100	Nippon Shokubai Co., Ltd.	1,387,101
40,300	Nippon Telegraph & Telephone Corp.	1,786,775
149,000	Nipro Corp.	1,839,992
117,000	Nisshin Seifun Group, Inc.	1,723,438
22,400	Nissin Foods Holdings Co., Ltd.	1,296,489
39,800	Nomura Real Estate Holdings, Inc.	672,089
21,400	Nomura Research Institute Ltd.	742,247
70,600	NTT DOCOMO, Inc.	1,773,049
38,700	NTT Urban Development Corp.	355,776
8,200	Oracle Corp. Japan	446,267
491,000	Osaka Gas Co., Ltd.	2,042,168
7,100	Otsuka Corp.	337,805
387,800	Resona Holdings, Inc.	1,718,917
117,500	Ricoh Co., Ltd.	957,652
16,400	Sankyo Co., Ltd.	577,756
8,300	Sapporo Holdings Ltd.	234,481
9,900	Sawai Pharmaceutical Co., Ltd.	639,760
8,900	SCSK Corp.	331,996
108,300	Sekisui House Ltd.	1,789,519
18,300	Seven Bank Ltd.	56,258
17,900	Shikoku Electric Power Co., Inc.	168,324
43,400	Shimachu Co., Ltd.	1,164,547
12,500	Shimamura Co., Ltd.	1,600,181

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
28,900	Showa Denko K.K.	381,864
179,500	Showa Shell Sekiyu K.K.	1,672,454
84,300	SKY Perfect JSAT Holdings, Inc.	417,752
31,500	SoftBank Group Corp.	1,983,905
705,600	Sojitz Corp.	1,851,689
16,700	Square Enix Holdings Co., Ltd.	552,425
366,000	Sumitomo Osaka Cement Co., Ltd.	1,515,868
22,200	Suzuken Co., Ltd.	713,032
219,000	Taisei Corp.	1,641,416
7,100	Taisho Pharmaceutical Holdings Co., Ltd.	692,600
36,000	Takashimaya Co., Ltd.	293,616
150,000	Tobu Railway Co., Ltd.	736,431
14,800	Toho Co., Ltd.	444,035
101,000	Toho Gas Co., Ltd.	936,608
114,400	Tohoku Electric Power Co., Inc.	1,401,613
252,600	Tokyo Electric Power Holdings Co., Inc. (a)	978,720
194,000	TonenGeneral Sekiyu K.K.	1,910,227
46,400	Toyo Suisan Kaisha Ltd.	1,879,841
36,800	Toyota Industries Corp.	1,688,508
54,600	Tsumura & Co.	1,551,677
784,000	Ube Industries Ltd.	1,617,854
83,700	Yamada Denki Co., Ltd.	432,644
47,000	Yamaguchi Financial Group, Inc.	518,143
29,300	Yamaha Corp.	1,046,872
68,300	Yokohama Rubber Co., Ltd. (The)	1,185,865

		126,102,383

	Luxembourg — 0.1%
3,424	RTL Group S.A.	268,344

	Netherlands — 2.4%
20,452	Boskalis Westminster	659,612
20,294	Heineken Holding NV	1,561,464
60,062	Koninklijke Ahold Delhaize NV	1,370,166
30,379	NN Group NV	915,100
91,071	RELX NV	1,535,695
145,111	Royal Dutch Shell plc, Class A	3,614,300
42,026	Wolters Kluwer NV	1,625,164

		11,281,501

	New Zealand — 0.7%
191,215	Fletcher Building Ltd.	1,416,530
740,245	Spark New Zealand Ltd.	1,936,021

		3,352,551

	Norway — 1.0%
90,372	Marine Harvest ASA	1,639,916
111,147	Norsk Hydro ASA	496,909

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	49

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Norway — continued
65,972	Orkla ASA	622,936
53,015	Telenor ASA	843,196
34,601	Yara International ASA	1,222,255

		4,825,212

	Portugal — 0.6%
417,379	EDP — Energias de Portugal S.A.	1,379,553
94,800	Galp Energia SGPS S.A.	1,285,331

		2,664,884

	Singapore — 2.8%
233,900	Ascendas Real Estate Investment Trust REIT	398,600
878,600	CapitaLand Mall Trust REIT	1,309,239
290,100	ComfortDelGro Corp., Ltd.	528,915
4,332,600	Golden Agri-Resources Ltd.	1,196,361
1,584,800	Hutchison Port Holdings Trust, Class U	703,985
348,100	Keppel Corp., Ltd.	1,316,391
419,800	Sembcorp Industries Ltd.	760,181
470,000	Singapore Press Holdings Ltd.	1,256,023
684,200	Singapore Telecommunications Ltd.	1,906,816
317,900	StarHub Ltd.	771,678
465,000	Suntec REIT	561,628
108,100	Venture Corp., Ltd.	738,452
722,700	Wilmar International Ltd.	1,715,774

		13,164,043

	South Korea — 9.4%
4,085	Celltrion, Inc. (a)	378,456
3,189	CJ CheilJedang Corp.	972,887
5,655	CJ Corp.	860,942
29,505	GS Holdings Corp.	1,312,635
4,740	Hankook Tire Co., Ltd.	227,620
13,141	Hanmi Science Co., Ltd.	871,680
36,275	Hanwha Chemical Corp.	854,081
4,816	Hanwha Techwin Co., Ltd.	267,512
5,160	Hyosung Corp.	602,765
5,303	Hyundai Department Store Co., Ltd.	544,030
32,827	Hyundai Steel Co.	1,414,512
94,765	Industrial Bank of Korea	1,090,849
12,262	Kakao Corp.	817,636
34,131	Kangwon Land, Inc.	1,131,162
38,458	Korea Electric Power Corp.	1,663,719
32,001	Korea Gas Corp.	1,293,442
3,097	Korea Zinc Co., Ltd.	1,229,723
4,123	Korean Air Lines Co., Ltd. (a)	115,251
69,392	KT Corp.	1,957,528
16,996	KT&G Corp.	1,676,319

SHARES	SECURITY DESCRIPTION	VALUE($)

	South Korea — continued
20,922	LG Corp.	1,118,829
68,241	LG Display Co., Ltd.	1,631,617
174,306	LG Uplus Corp.	1,796,434
2,969	Lotte Chemical Corp.	745,969
3,051	Lotte Shopping Co., Ltd.	608,750
2,380	Mando Corp.	556,462
2,594	NAVER Corp.	1,940,741
9,908	POSCO	2,061,583
1,860	Samsung Electronics Co., Ltd.	2,660,411
1,815	Samsung SDS Co., Ltd.	244,751
3,525	Shinsegae, Inc.	572,552
9,447	SK Holdings Co., Ltd.	1,842,922
56,677	SK Hynix, Inc.	2,027,145
11,703	SK Innovation Co., Ltd.	1,540,517
57,722	SK Networks Co., Ltd.	328,053
8,656	SK Telecom Co., Ltd.	1,696,852
28,661	SKC Co., Ltd.	676,155
21,264	S-Oil Corp.	1,453,133
75,974	Woori Bank	827,975
3,380	Yuhan Corp.	619,724

		44,233,324

	Spain — 2.3%
5,550	Acciona S.A.	421,765
74,070	Acerinox S.A.	911,494
3,854	Corp. Financiera Alba S.A.	168,929
53,194	Enagas S.A.	1,524,811
79,942	Endesa S.A.	1,696,828
67,231	Ferrovial S.A.	1,306,160
61,786	Gamesa Corp. Tecnologica S.A.	1,426,548
71,988	Gas Natural SDG S.A.	1,417,041
225,142	Iberdrola S.A.	1,532,200
31,041	Red Electrica Corp. S.A.	646,664

		11,052,440

	Sweden — 2.7%
83,864	Boliden AB	1,943,671
29,351	Hexagon AB, Class B	1,027,053
48,028	Investor AB, Class B	1,705,588
106,815	Securitas AB, Class B	1,648,570
67,813	Skanska AB, Class B	1,472,666
30,936	Svenska Cellulosa AB SCA, Class B	876,195
13,540	Swedish Match AB	471,194
166,197	Tele2 AB, Class B	1,372,377
119,896	Telefonaktiebolaget LM Ericsson, Class B	581,599
286,792	TeliaSonera AB	1,145,691

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Sweden — continued
36,775	Trelleborg AB, Class B	641,904

		12,886,508

	Switzerland — 2.0%
12,434	Baloise Holding AG	1,529,749
1	Chocoladefabriken Lindt & Spruengli AG	62,048
58,755	Clariant AG	972,951
53,525	Coca-Cola HBC AG	1,155,069
481	EMS-Chemie Holding AG	241,436
2,811	Kuehne & Nagel International AG	381,009
8,254	Lonza Group AG	1,557,544
10,435	Sonova Holding AG	1,399,468
3,192	Swiss Prime Site AG	264,742
3,709	Swiss Re AG	344,239
3,226	Swisscom AG	1,474,679

		9,382,934

	United Kingdom — 19.3%
66,313	Admiral Group plc	1,553,665
221,791	Antofagasta plc	1,475,152
46,495	AstraZeneca plc	2,603,502
119,192	Babcock International Group plc	1,440,779
214,784	BAE Systems plc	1,423,112
109,687	Barratt Developments plc	608,264
9,285	Bellway plc	268,693
45,225	Berkeley Group Holdings plc	1,304,358
623,038	BP plc	3,683,233
32,718	British American Tobacco plc	1,875,173
82,093	British Land Co., plc (The) REIT	587,739
488,105	BT Group plc, Class A	2,240,431
63,962	Bunzl plc	1,717,216
43,089	Carnival plc	2,078,315
748,166	Centrica plc	1,959,646
27,507	Croda International plc	1,176,336
11,986	Diageo plc	319,027
170,616	Direct Line Insurance Group plc	721,806
60,982	DS Smith plc	297,361
84,395	easyJet plc	967,808
354,082	GKN plc	1,380,863
166,346	GlaxoSmithKline plc	3,286,066
32,676	Halma plc	418,317
231,208	Hammerson plc REIT	1,555,463
46,540	Hikma Pharmaceuticals plc	998,209
65,228	IMI plc	792,295
47,789	Imperial Brands plc	2,311,652
81,013	Inchcape plc	644,114

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
86,497	Informa plc	711,622
168,422	Inmarsat plc	1,444,739
29,359	InterContinental Hotels Group plc	1,138,213
287,480	Intu Properties plc REIT	968,877
131,305	John Wood Group plc	1,234,163
49,061	Johnson Matthey plc	2,045,027
155,545	Land Securities Group plc REIT	1,899,306
35,994	Mediclinic International plc	399,110
198,921	Meggitt plc	1,058,255
160,844	Merlin Entertainments plc (f)	906,490
41,871	Micro Focus International plc	1,096,419
99,183	Mondi plc	1,935,617
173,898	National Grid plc	2,262,036
76,874	Pennon Group plc	784,558
42,875	Persimmon plc	887,510
145,506	Petrofac Ltd.	1,433,027
1,626	Randgold Resources Ltd.	144,400
26,138	Reckitt Benckiser Group plc	2,338,329
119,170	RELX plc	2,127,210
182,160	Rentokil Initial plc	508,105
187,917	Royal Mail plc	1,127,412
207,043	Sage Group plc (The)	1,826,741
204,455	Segro plc REIT	1,095,078
60,665	Severn Trent plc	1,726,907
37,994	Shire plc	2,145,253
103,058	Sky plc	1,030,301
135,745	Smith & Nephew plc	1,962,386
109,726	Smiths Group plc	1,901,359
112,175	SSE plc	2,181,033
72,195	Tate & Lyle plc	688,524
62,081	Travis Perkins plc	1,010,028
50,700	Unilever plc	2,116,693
155,576	United Utilities Group plc	1,788,333
978,761	Vodafone Group plc	2,688,009
3,192	Whitbread plc	141,008
103,440	WPP plc	2,246,008

		90,686,681

	Total Common Stocks (Cost $462,333,365)	467,702,815

NUMBER OF RIGHTS
Rights — 0.0% (e)
	Spain — 0.0% (e)
67,231	Ferrovial S.A. (a)	28,783

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	51

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — continued
	Sweden — 0.0% (e)
166,197	Tele2 AB (a)	49,797

	Total Rights (Cost $—)	78,580

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
1,161,468	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.290% (b) (d) (Cost $1,161,468)	1,161,468

	Total Investments — 99.8% (Cost $463,494,833)	468,942,863
	Other Assets in Excess of Liabilities — 0.2%	1,099,853

	NET ASSETS — 100.0%	$470,042,716

Percentages indicated are based on net assets.

Summary of Investments by Industry, October 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.3%
Chemicals	5.8
Diversified Telecommunication Services	5.6
Electric Utilities	5.3
Pharmaceuticals	3.9
Food Products	3.6
Real Estate Investment Trusts (REITs)	3.3
Health Care Providers & Services	2.9
Wireless Telecommunication Services	2.6
Gas Utilities	2.6
Metals & Mining	2.4
Health Care Equipment & Supplies	2.4
Media	2.3
Industrial Conglomerates	2.1
Construction & Engineering	2.1
Banks	2.0
Technology Hardware, Storage & Peripherals	2.0
Hotels, Restaurants & Leisure	2.0
Insurance	2.0
Software	1.8
Road & Rail	1.8
IT Services	1.6
Electronic Equipment, Instruments & Components	1.6
Semiconductors & Semiconductor Equipment	1.6
Multi-Utilities	1.5
Auto Components	1.5
Household Durables	1.4
Food & Staples Retailing	1.3
Trading Companies & Distributors	1.3
Transportation Infrastructure	1.2
Aerospace & Defense	1.2
Electrical Equipment	1.1
Specialty Retail	1.1
Real Estate Management & Development	1.1
Commercial Services & Supplies	1.0
Others (each less than 1.0%)	15.7

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Consumer Discretionary — 16.1%
	Auto Components — 0.9%
351	Adient plc (Ireland) (a)	15,960
3,137	Delphi Automotive plc (Jersey)	204,125
22,020	Gentex Corp.	372,358
2,783	Goodyear Tire & Rubber Co. (The)	80,791
3,821	Lear Corp.	469,142

		1,142,376

	Automobiles — 0.6%
17,277	Ford Motor Co.	202,832
6,546	General Motors Co.	206,854
6,413	Harley-Davidson, Inc.	365,669

		775,355

	Distributors — 0.5%
7,371	Genuine Parts Co.	667,739

	Diversified Consumer Services — 0.1%
19	Graham Holdings Co., Class B	9,025
6,326	H&R Block, Inc.	145,308

		154,333

	Hotels, Restaurants & Leisure — 2.5%
5,365	Carnival Corp. (Panama)	263,421
2,681	Darden Restaurants, Inc.	173,702
1,432	Domino’s Pizza, Inc.	242,352
3,655	Dunkin’ Brands Group, Inc.	176,756
6,656	Hilton Worldwide Holdings, Inc.	150,426
6,788	International Game Technology plc (United Kingdom)	194,951
2,670	Las Vegas Sands Corp.	154,540
3,400	McDonald’s Corp.	382,738
3,866	Norwegian Cruise Line Holdings Ltd. (Bermuda) (a)	150,271
1,107	Panera Bread Co., Class A (a)	211,171
1,925	Royal Caribbean Cruises Ltd. (Liberia)	147,975
4,209	Speedway Motorsports, Inc.	79,171
6,719	Starbucks Corp.	356,577
2,832	Wyndham Worldwide Corp.	186,459
3,100	Yum! Brands, Inc.	267,468

		3,137,978

	Household Durables — 2.1%
9,468	DR Horton, Inc.	272,962
4,032	Garmin Ltd. (Switzerland)	194,988
10,670	Leggett & Platt, Inc.	489,540
5,308	Lennar Corp., Class A	221,290
1,474	Mohawk Industries, Inc. (a)	271,658
7,234	Newell Rubbermaid, Inc.	347,377

SHARES	SECURITY DESCRIPTION	VALUE($)

	Household Durables — continued
299	NVR, Inc. (a)	455,377
11,437	PulteGroup, Inc.	212,728
1,323	Whirlpool Corp.	198,212

		2,664,132

	Internet & Direct Marketing Retail — 0.6%
280	Amazon.com, Inc. (a)	221,149
1,642	Expedia, Inc.	212,196
8,077	Liberty Interactive Corp., Class A (a)	149,344
136	Priceline Group, Inc. (The) (a)	200,495

		783,184

	Leisure Products — 0.8%
6,899	Hasbro, Inc.	575,446
8,182	Mattel, Inc.	257,978
1,688	Polaris Industries, Inc.	129,318

		962,742

	Media — 3.0%
19	Cable One, Inc.	10,958
3,106	CBS Corp. (Non-Voting), Class B	175,862
6,375	Comcast Corp., Class A	394,103
2,905	Discovery Communications, Inc., Class A (a)	75,850
6,012	EW Scripps Co. (The), Class A (a)	79,719
15,583	Interpublic Group of Cos., Inc. (The)	348,903
596	John Wiley & Sons, Inc., Class A	30,754
2,042	Liberty SiriusXM Group, Class A (a)	67,937
4,580	Omnicom Group, Inc.	365,576
2,093	Scripps Networks Interactive, Inc., Class A	134,706
87,526	Sirius XM Holdings, Inc.	364,983
12,081	Starz (a)	380,068
6,110	TEGNA, Inc.	119,878
2,298	Time Warner, Inc.	204,499
12,750	Twenty-First Century Fox, Inc.	336,473
7,401	Twenty-First Century Fox, Inc., Class A	194,424
2,427	Viacom, Inc., Class B	91,158
3,405	Walt Disney Co. (The)	315,609

		3,691,460

	Multiline Retail — 1.0%
1,723	Dillard’s, Inc., Class A	105,620
3,209	Dollar General Corp.	221,710
2,419	Dollar Tree, Inc. (a)	182,755
2,969	Kohl’s Corp.	129,894
3,617	Macy’s, Inc.	131,984
2,575	Nordstrom, Inc.	133,900
4,294	Target Corp.	295,127

		1,200,990

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	53

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — 3.0%
1,116	Advance Auto Parts, Inc.	156,329
3,335	AutoNation, Inc. (a)	146,306
216	AutoZone, Inc. (a)	160,307
2,670	Best Buy Co., Inc.	103,890
2,777	Dick’s Sporting Goods, Inc.	154,540
3,634	Foot Locker, Inc.	242,642
3,790	Gap, Inc. (The)	104,566
3,783	Home Depot, Inc. (The)	461,564
3,257	L Brands, Inc.	235,123
5,877	Lowe’s Cos., Inc.	391,702
1,213	O’Reilly Automotive, Inc. (a)	320,766
5,026	Ross Stores, Inc.	314,326
694	Signet Jewelers Ltd. (Bermuda)	56,394
1,897	Tiffany & Co.	139,278
5,679	TJX Co., Inc. (The)	418,826
759	Ulta Salon Cosmetics & Fragrance, Inc. (a)	184,695
1,460	Urban Outfitters, Inc. (a)	48,837
2,930	Williams-Sonoma, Inc.	135,425

		3,775,516

	Textiles, Apparel & Luxury Goods — 1.0%
6,335	Coach, Inc.	227,363
6,040	Hanesbrands, Inc.	155,228
2,172	lululemon athletica, Inc. (a)	124,347
3,033	Michael Kors Holdings Ltd. (British Virgin Islands) (a)	154,016
6,576	NIKE, Inc., Class B	329,984
4,601	V.F. Corp.	249,420

		1,240,358

	Total Consumer Discretionary	20,196,163

	Consumer Staples — 12.1%
	Beverages — 2.5%
9,006	Brown-Forman Corp., Class B	415,807
14,069	Coca-Cola Co. (The)	596,526
2,709	Constellation Brands, Inc., Class A	452,728
6,390	Dr. Pepper Snapple Group, Inc.	560,978
2,985	Molson Coors Brewing Co., Class B	309,873
1,463	Monster Beverage Corp. (a)	211,169
5,143	PepsiCo, Inc.	551,330

		3,098,411

	Food & Staples Retailing — 1.6%
3,900	Costco Wholesale Corp.	576,693
4,089	CVS Health Corp.	343,885
5,284	Kroger Co. (The)	163,699
7,948	Sysco Corp.	382,458

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — continued
2,151	Walgreens Boots Alliance, Inc.	177,952
4,464	Wal-Mart Stores, Inc.	312,569
1,478	Weis Markets, Inc.	82,221

		2,039,477

	Food Products — 4.3%
419	Bunge Ltd. (Bermuda)	25,982
11,684	Campbell Soup Co.	634,909
2,658	ConAgra Foods, Inc.	128,062
8,735	General Mills, Inc.	541,395
6,659	Hershey Co. (The)	682,281
15,851	Hormel Foods Corp.	610,264
3,633	JM Smucker Co. (The)	477,049
6,355	Kellogg Co.	477,451
4,516	Kraft Heinz Co. (The)	401,698
7,133	McCormick & Co., Inc. (Non-Voting)	683,841
1,772	Mead Johnson Nutrition Co., Class A	132,493
7,660	Mondelez International, Inc., Class A	344,240
3,776	Tyson Foods, Inc., Class A	267,530

		5,407,195

	Household Products — 1.9%
4,081	Church & Dwight Co., Inc.	196,949
5,623	Clorox Co. (The)	674,872
7,268	Colgate-Palmolive Co.	518,644
1,611	Energizer Holdings, Inc.	74,928
3,797	Kimberly-Clark Corp.	434,415
5,565	Procter & Gamble Co. (The)	483,042

		2,382,850

	Personal Products — 0.7%
2,458	Coty, Inc., Class A	56,510
3,930	Edgewell Personal Care Co. (a)	296,322
4,585	Estee Lauder Cos., Inc. (The), Class A	399,491
2,659	Nu Skin Enterprises, Inc., Class A	163,927

		916,250

	Tobacco — 1.1%
6,622	Altria Group, Inc.	437,847
4,349	Philip Morris International, Inc.	419,417
8,180	Reynolds American, Inc.	450,554

		1,307,818

	Total Consumer Staples	15,152,001

	Energy — 4.2%
	Energy Equipment & Services — 1.3%
2,398	Baker Hughes, Inc.	132,849

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
3,350	Diamond Offshore Drilling, Inc.	55,242
3,997	FMC Technologies, Inc. (a)	128,983
2,708	Halliburton Co.	124,568
2,038	Helmerich & Payne, Inc.	128,618
12,035	Nabors Industries Ltd. (Bermuda)	143,217
7,135	National Oilwell Varco, Inc.	229,033
3,248	Oceaneering International, Inc.	77,302
3,882	Patterson-UTI Energy, Inc.	87,267
4,968	Schlumberger Ltd. (Curacao)	388,647
924	Superior Energy Services, Inc.	13,084
11,262	Transocean Ltd. (Switzerland)	108,228

		1,617,038

	Oil, Gas & Consumable Fuels — 2.9%
7,400	Chesapeake Energy Corp. (a)	40,774
2,793	Chevron Corp.	292,567
3,099	ConocoPhillips	134,652
4,855	Exxon Mobil Corp.	404,519
1,132	Gulfport Energy Corp. (a)	27,292
3,168	Hess Corp.	151,969
5,393	HollyFrontier Corp.	134,555
6,286	Kinder Morgan, Inc.	128,423
5,053	Marathon Oil Corp.	66,599
4,010	Marathon Petroleum Corp.	174,796
3,907	Murphy Oil Corp.	101,074
3,060	Noble Energy, Inc.	105,478
5,521	Occidental Petroleum Corp.	402,536
6,823	ONEOK, Inc.	330,438
2,585	Parsley Energy, Inc., Class A (a)	85,046
1,798	Phillips 66	145,908
4,263	QEP Resources Inc. (a)	68,506
2,604	SM Energy Co.	87,572
8,186	Spectra Energy Corp.	342,257
1,890	Targa Resources Corp.	82,971
2,091	Tesoro Corp.	177,672
2,474	Valero Energy Corp.	146,560
2,835	Williams Cos., Inc. (The)	82,782

		3,714,946

	Total Energy	5,331,984

	Financials — 6.7%
	Banks — 1.4%
1,710	Bank of Hawaii Corp.	128,506
3,740	BB&T Corp.	146,608
29	Comerica, Inc.	1,511
742	Cullen/Frost Bankers, Inc.	56,385

SHARES	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
6,312	Fifth Third Bancorp	137,349
12,481	Huntington Bancshares, Inc.	132,299
1,333	M&T Bank Corp.	163,599
10,009	People’s United Financial, Inc.	162,546
2,158	PNC Financial Services Group, Inc. (The)	206,305
313	Popular Inc. (Puerto Rico)	11,362
2,841	SunTrust Banks, Inc.	128,498
805	Synovus Financial Corp.	26,621
5,308	U.S. Bancorp	237,586
3,150	Wells Fargo & Co.	144,932
272	Zions Bancorporation	8,761

		1,692,868

	Capital Markets — 1.7%
897	Ameriprise Financial, Inc.	79,286
3,395	Bank of New York Mellon Corp. (The)	146,902
467	BlackRock, Inc., Class A	159,359
1,344	CME Group, Inc., Class A	134,534
1,221	Eaton Vance Corp.	42,808
2,403	FactSet Research Systems, Inc.	371,792
1,514	Federated Investors, Inc., Class B	40,878
559	Intercontinental Exchange, Inc.	151,148
3,586	Invesco Ltd. (Bermuda)	100,731
2,352	Northern Trust Corp.	170,332
1,527	Raymond James Financial, Inc.	91,803
1,143	S&P Global, Inc.	139,275
5,467	SEI Investments Co.	242,352
2,509	T. Rowe Price Group, Inc.	160,601
3,430	TD Ameritrade Holding Corp.	117,340

		2,149,141

	Consumer Finance — 0.5%
1,678	American Express Co.	111,453
1,840	Capital One Financial Corp.	136,233
2,869	Discover Financial Services	161,611
13,555	SLM Corp. (a)	95,563
2,994	Synchrony Financial	85,598

		590,458

	Diversified Financial Services — 0.0% (e)
1,740	Voya Financial, Inc.	53,157

	Insurance — 2.8%
2,621	Aflac, Inc.	180,508
2,766	Allstate Corp. (The)	187,811
1,034	American Financial Group, Inc.	77,033
2,132	Aon plc (United Kingdom)	236,290
2,111	Assurant, Inc.	169,978

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	55

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
1,620	Chubb Ltd. (Switzerland)	205,740
3,381	Cincinnati Financial Corp.	239,307
416	Erie Indemnity Co., Class A	42,594
1,006	Everest Re Group Ltd. (Bermuda)	204,741
3,645	FNF Group	130,892
871	Genworth Financial, Inc., Class A (a)	3,606
3,426	Hartford Financial Services Group, Inc. (The)	151,121
1,273	Kemper Corp.	47,801
3,119	Marsh & McLennan Cos., Inc.	197,714
128	Mercury General Corp.	6,972
2,093	MetLife, Inc.	98,287
2,632	Principal Financial Group, Inc.	143,707
6,616	Progressive Corp. (The)	208,470
2,134	Prudential Financial, Inc.	180,942
798	Reinsurance Group of America, Inc., Class A	86,072
3,998	Torchmark Corp.	253,513
1,522	Travelers Cos., Inc. (The)	164,650
2,908	W.R. Berkley Corp.	166,047
3,101	XL Group Ltd. (Bermuda)	107,605

		3,491,401

	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
16,801	Annaly Capital Management, Inc.	174,058
5,759	Chimera Investment Corp.	90,244

		264,302

	Thrifts & Mortgage Finance — 0.1%
12,474	New York Community Bancorp, Inc.	179,127

	Total Financials	8,420,454

	Health Care — 14.1%
	Biotechnology — 1.3%
4,503	AbbVie, Inc.	251,177
1,903	Amgen, Inc.	268,627
560	Biogen, Inc. (a)	156,901
2,385	Celgene Corp. (a)	243,699
3,962	Gilead Sciences, Inc.	291,722
1,247	Incyte Corp. (a)	108,452
485	Regeneron Pharmaceuticals, Inc. (a)	167,335
1,383	United Therapeutics Corp. (a)	166,057

		1,653,970

	Health Care Equipment & Supplies — 5.0%
8,713	Abbott Laboratories	341,898
9,538	Baxter International, Inc.	453,913
2,917	Becton, Dickinson & Co.	489,793
3,689	C.R. Bard, Inc.	799,332
427	Cooper Co., Inc.	75,169

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — continued
3,848	Danaher Corp.	302,260
5,538	DENTSPLY SIRONA, Inc.	318,823
2,851	Edwards Lifesciences Corp. (a)	271,472
5,842	Hill-Rom Holdings, Inc.	323,705
8,679	Hologic, Inc. (a)	312,531
582	Intuitive Surgical, Inc. (a)	391,151
5,307	Medtronic plc (Ireland)	435,280
3,639	St. Jude Medical, Inc.	283,260
4,173	Stryker Corp.	481,356
37	Teleflex, Inc.	5,296
4,594	Varian Medical Systems, Inc. (a)	416,814
5,289	Zimmer Biomet Holdings, Inc.	557,461

		6,259,514

	Health Care Providers & Services — 4.5%
2,894	Aetna, Inc.	310,671
2,329	Anthem, Inc.	283,812
2,356	Cardinal Health, Inc.	161,834
3,084	Centene Corp. (a)	192,688
2,453	Cigna Corp.	291,490
9,393	DaVita HealthCare Partners, Inc. (a)	550,618
4,915	Express Scripts Holding Co. (a)	331,271
3,894	HCA Holdings, Inc. (a)	298,008
4,073	Henry Schein, Inc. (a)	607,692
1,634	Humana, Inc.	280,280
5,237	Laboratory Corp. of America Holdings (a)	656,405
7,284	Quest Diagnostics, Inc.	593,209
427	Tenet Healthcare Corp. (a)	8,416
2,927	UnitedHealth Group, Inc.	413,673
5,213	Universal Health Services, Inc., Class B	629,261

		5,609,328

	Health Care Technology — 0.3%
5,909	Cerner Corp. (a)	346,149

	Life Sciences Tools & Services — 1.1%
1,060	Illumina, Inc. (a)	144,309
431	Mettler-Toledo International, Inc. (a)	174,159
2,939	Thermo Fisher Scientific, Inc.	432,121
4,695	Waters Corp. (a)	653,262

		1,403,851

	Pharmaceuticals — 1.9%
985	Allergan plc (Ireland) (a)	205,806
4,662	Eli Lilly & Co.	344,242
5,440	Johnson & Johnson	630,986
6,778	Merck & Co., Inc.	398,004
4,017	Mylan NV (Netherlands) (a)	146,620

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
12,226	Pfizer, Inc.	387,686
6,742	Zoetis, Inc., Class A	322,268

		2,435,612

	Total Health Care	17,708,424

	Industrials — 8.5%
	Aerospace & Defense — 1.6%
4,166	Alcoa Inc.	119,648
1,324	Boeing Co. (The)	188,577
1,361	General Dynamics Corp.	205,157
1,534	L-3 Communications Holdings, Inc., Class 3	210,066
1,559	Lockheed Martin Corp.	384,106
1,049	Northrop Grumman Corp.	240,221
1,794	Raytheon Co.	245,078
2,158	Rockwell Collins, Inc.	181,963
2,705	Textron, Inc.	108,416
1,534	United Technologies Corp.	156,775

		2,040,007

	Air Freight & Logistics — 0.4%
2,572	C.H. Robinson Worldwide, Inc.	175,205
2,735	United Parcel Service, Inc., Class B	294,723

		469,928

	Airlines — 0.6%
1,199	Alaska Air Group, Inc.	86,592
2,745	American Airlines Group, Inc.	111,447
4,014	Delta Air Lines, Inc.	167,665
6,809	JetBlue Airways Corp. (a)	119,021
4,249	Southwest Airlines Co.	170,173
2,306	United Continental Holdings, Inc. (a)	129,666

		784,564

	Building Products — 0.3%
1,301	Fortune Brands Home & Security, Inc.	71,074
3,507	Johnson Controls International plc (Ireland)	141,402
3,421	Masco Corp.	105,640

		318,116

	Commercial Services & Supplies — 1.0%
3,241	Cintas Corp.	345,718
5,543	Herman Miller, Inc.	154,095
7,533	Pitney Bowes, Inc.	134,389
6,688	Republic Services, Inc., Class A	351,989
4,528	Waste Management, Inc.	297,309

		1,283,500

SHARES	SECURITY DESCRIPTION	VALUE($)

	Construction & Engineering — 0.1%
1,167	Chicago Bridge & Iron Co., N.V. (Netherlands)	37,367
2,739	Fluor Corp.	142,401
228	KBR, Inc.	3,377

		183,145

	Electrical Equipment — 0.6%
714	Acuity Brands, Inc.	159,629
1,727	Eaton Corp. plc (Ireland)	110,131
2,247	Emerson Electric Co.	113,878
1,377	Hubbell, Inc., Class B	143,924
1,463	Rockwell Automation, Inc.	175,150

		702,712

	Industrial Conglomerates — 0.6%
1,491	3M Co.	246,462
6,912	General Electric Co.	201,139
2,126	Honeywell International, Inc.	233,180
470	Roper Technologies, Inc.	81,456

		762,237

	Machinery — 1.9%
2,835	AGCO Corp.	144,812
1,956	Caterpillar, Inc.	163,248
450	Crane Co.	30,604
1,889	Cummins, Inc.	241,452
2,284	Deere & Co.	201,677
2,503	Dover Corp.	167,426
1,823	Flowserve Corp.	77,204
1,103	Fortive Corp.	56,308
2,129	Illinois Tool Works, Inc.	241,791
2,409	Ingersoll-Rand plc (Ireland)	162,102
6,727	ITT, Inc.	236,925
2,245	PACCAR, Inc.	123,295
1,142	Parker-Hannifin Corp.	140,180
3,337	Stanley Black & Decker, Inc.	379,884
1,091	Terex Corp.	26,053
2,453	Trinity Industries, Inc.	52,372

		2,445,333

	Professional Services — 0.5%
212	Dun & Bradstreet Corp. (The)	26,468
611	Equifax, Inc.	75,746
5,097	Nielsen Holdings plc (United Kingdom)	229,467
1,161	Robert Half International, Inc.	43,444
2,678	Verisk Analytics, Inc., Class A (a)	218,391

		593,516

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	57

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Road & Rail — 0.6%
1,474	Avis Budget Group, Inc. (a)	47,699
4,029	CSX Corp.	122,925
2,127	J.B. Hunt Transport Services, Inc.	173,584
1,518	Norfolk Southern Corp.	141,174
1,276	Ryder System, Inc.	88,542
1,947	Union Pacific Corp.	171,686

		745,610

	Trading Companies & Distributors — 0.3%
3,522	Fastenal Co.	137,288
1,162	United Rentals, Inc. (a)	87,917
584	W.W. Grainger, Inc.	121,542

		346,747

	Total Industrials	10,675,415

	Information Technology — 14.2%
	Communications Equipment — 1.2%
10,138	Cisco Systems, Inc.	311,034
3,015	F5 Networks, Inc. (a)	416,703
6,508	Harris Corp.	580,579
5,715	Juniper Networks, Inc.	150,533
1,478	Motorola Solutions, Inc.	107,273

		1,566,122

	Electronic Equipment, Instruments & Components — 0.5%
4,721	Amphenol Corp., Class A	311,256
5,481	AVX Corp.	76,844
9,271	Corning, Inc.	210,544
1,439	Ingram Micro, Inc., Class A	53,531

		652,175

	Internet Software & Services — 2.1%
2,563	Akamai Technologies, Inc. (a)	178,052
599	Alphabet, Inc., Class A (a)	485,130
609	Alphabet, Inc., Class C (a)	477,785
6,840	eBay, Inc. (a)	195,008
2,788	Facebook, Inc., Class A (a)	365,200
8,038	IAC/Interactive Corp.	517,969
4,907	VeriSign, Inc. (a)	412,286

		2,631,430

	IT Services — 2.9%
1,846	Accenture plc, Class A (Ireland)	214,579
2,420	Automatic Data Processing, Inc.	210,685
7,795	Cognizant Technology Solutions Corp., Class A (a)	400,273
2,983	Computer Sciences Corp.	162,424
2,983	CSRA, Inc.	74,844

SHARES	SECURITY DESCRIPTION	VALUE($)

	IT Services — continued
3,077	DST Systems, Inc.	295,884
3,642	Fidelity National Information Services, Inc.	269,217
2,773	Fiserv, Inc. (a)	273,085
1,554	Gartner, Inc. (a)	133,706
1,256	Global Payments, Inc.	91,085
2,820	International Business Machines Corp.	433,406
5,247	Leidos Holdings, Inc.	218,118
1,946	MasterCard, Inc., Class A	208,261
3,996	Paychex, Inc.	220,579
1,399	Teradata Corp. (a)	37,717
2,216	Total System Services, Inc.	110,534
1,443	Vantiv, Inc., Class A (a)	84,214
1,804	Visa, Inc., Class A	148,848
3,747	Western Union Co. (The)	75,202

		3,662,661

	Semiconductors & Semiconductor Equipment — 3.9%
6,857	Analog Devices, Inc.	439,534
8,166	Applied Materials, Inc.	237,467
1,583	Broadcom Ltd. (Singapore)	269,553
1,884	First Solar, Inc. (a)	76,283
12,339	Intel Corp.	430,261
2,637	KLA-Tencor Corp.	198,065
3,589	Lam Research Corp.	347,631
7,524	Linear Technology Corp.	451,891
12,133	Marvell Technology Group Ltd. (Bermuda)	158,093
8,432	Maxim Integrated Products, Inc.	334,160
5,264	Microchip Technology, Inc.	318,735
5,093	Micron Technology, Inc. (a)	87,396
4,687	NVIDIA Corp.	333,527
3,087	QUALCOMM, Inc.	212,139
2,022	Skyworks Solutions, Inc.	155,573
4,855	Teradyne, Inc.	113,073
4,950	Texas Instruments, Inc.	350,707
7,947	Xilinx, Inc.	404,264

		4,918,352

	Software — 2.6%
6,161	Activision Blizzard, Inc.	265,970
3,568	Adobe Systems, Inc. (a)	383,596
6,462	CA, Inc.	198,642
6,960	Cadence Design Systems, Inc. (a)	178,037
1,631	Citrix Systems, Inc. (a)	138,309
2,867	Electronic Arts, Inc. (a)	225,117
4,325	Intuit, Inc.	470,301
6,711	Microsoft Corp.	402,123

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
4,846	Oracle Corp.	186,183
7,152	Red Hat, Inc. (a)	553,922
8,863	Symantec Corp.	221,841

		3,224,041

	Technology Hardware, Storage & Peripherals — 1.0%
3,791	Apple, Inc.	430,430
4,423	Hewlett Packard Enterprise Co.	99,385
16,559	HP, Inc.	239,940
2,330	Lexmark International, Inc., Class A	92,478
4,857	NetApp, Inc.	164,846
2,839	Western Digital Corp.	165,911

		1,192,990

	Total Information Technology	17,847,771

	Materials — 5.3%
	Chemicals — 3.9%
1,335	Air Products & Chemicals, Inc.	178,116
2,912	Albemarle Corp.	243,298
5,058	Ashland Global Holdings, Inc.	565,130
2,388	Cabot Corp.	124,510
5,398	Celanese Corp., Class A	393,622
3,014	CF Industries Holdings, Inc.	72,366
4,273	Dow Chemical Co. (The)	229,930
3,192	E.I. du Pont de Nemours & Co.	219,578
1,713	Eastman Chemical Co.	123,182
3,280	Ecolab, Inc.	374,478
1,118	FMC Corp.	52,423
7,651	Huntsman Corp.	129,684
4,170	International Flavors & Fragrances, Inc.	545,353
1,803	LyondellBasell Industries N.V., Class A (Netherlands)	143,429
2,947	Monsanto Co.	296,969
5,922	Mosaic Co. (The)	139,345
3,400	PPG Industries, Inc.	316,642
3,686	Praxair, Inc.	431,483
104	RPM International, Inc.	4,944
699	Sherwin-Williams Co. (The)	171,157
1,219	Valspar Corp. (The)	121,412

		4,877,051

	Construction Materials — 0.2%
675	Martin Marietta Materials, Inc.	125,132
917	Vulcan Materials Co.	103,804

		228,936

SHARES	SECURITY DESCRIPTION	VALUE($)

	Containers & Packaging — 0.6%
2,717	Ball Corp.	209,399
2,565	Bemis Co., Inc.	124,967
988	Crown Holdings, Inc. (a)	53,599
4,074	International Paper Co.	183,452
3,627	Sealed Air Corp.	165,500

		736,917

	Metals & Mining — 0.6%
697	Compass Minerals International, Inc.	50,080
5,173	Freeport-McMoRan, Inc. (a)	57,834
2,883	Newmont Mining Corp.	106,786
4,967	Nucor Corp.	242,638
940	Reliance Steel & Aluminum Co.	64,653
649	Royal Gold, Inc.	44,664
2,590	Southern Copper Corp.	73,530
6,262	United States Steel Corp.	121,107

		761,292

	Paper & Forest Products — 0.0% (e)
1,443	Domtar Corp.	51,876

	Total Materials	6,656,072

	Real Estate — 2.7%
	Equity Real Estate Investment Trusts (REITs) — 2.6%
637	Alexandria Real Estate Equities, Inc.	68,675
1,425	American Tower Corp.	166,996
1,239	AvalonBay Communities, Inc.	212,092
1,457	Boston Properties, Inc.	175,539
301	Camden Property Trust	24,513
444	Care Capital Properties, Inc.	11,797
1,092	Corporate Office Properties Trust	29,146
1,835	Crown Castle International Corp.	166,967
1,882	Digital Realty Trust, Inc.	175,835
768	Duke Realty Corp.	20,083
423	Equinix Inc.	151,129
1,679	Equity Residential	103,678
880	Essex Property Trust, Inc.	188,399
933	Extra Space Storage, Inc.	68,249
1,491	Federal Realty Investment Trust	216,538
3,565	General Growth Properties, Inc.	88,947
1,322	Iron Mountain, Inc.	44,591
4,723	Kimco Realty Corp.	125,679
238	Liberty Property Trust	9,622
1,223	Macerich Co. (The)	86,564
2,535	NorthStar Realty Finance Corp.	36,808
2,441	Prologis, Inc.	127,323
907	Public Storage	193,844

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	59

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Real Estate — continued
	Equity Real Estate Investment Trusts (REITs) — continued
2,558	Rayonier, Inc.	68,606
1,626	Realty Income Corp.	96,324
2,004	Senior Housing Properties Trust	42,625
939	Simon Property Group, Inc.	174,616
301	Taubman Centers, Inc.	21,811
1,778	Ventas, Inc.	120,460
581	Vornado Realty Trust	53,905
1,912	Weingarten Realty Investors	69,234
1,764	Welltower, Inc.	120,887
483	Weyerhaeuser Co.	14,456

		3,275,938

	Real Estate Management & Development — 0.1%
1,625	CBRE Group, Inc., Class A (a)	41,860
113	Jones Lang LaSalle, Inc.	10,944

		52,804

	Total Real Estate	3,328,742

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
17,705	AT&T, Inc.	651,367
1,063	Frontier Communications Corp.	4,273
12,219	Verizon Communications, Inc.	587,734
27,856	Windstream Holdings, Inc.	218,670

		1,462,044

	Wireless Telecommunication Services — 0.1%
3,206	Telephone & Data Systems, Inc.	82,843
31	T-Mobile US, Inc. (a)	1,541
899	United States Cellular Corp. (a)	31,510

		115,894

	Total Telecommunication Services	1,577,938

	Utilities — 13.5%
	Electric Utilities — 7.2%
14,343	Alliant Energy Corp.	545,751
9,620	American Electric Power Co., Inc.	623,761
9,292	Duke Energy Corp.	743,546
10,075	Edison International, Inc.	740,311
8,917	Entergy Corp.	657,005
12,545	Eversource Energy	690,728
22,407	Exelon Corp.	763,406
1,603	FirstEnergy Corp.	54,967
5,973	NextEra Energy, Inc.	764,544
9,750	PG&E Corp.	605,670

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
9,404	Pinnacle West Capital Corp.	715,926
21,904	PPL Corp.	752,183
14,430	Southern Co. (The)	744,155
17,042	Xcel Energy, Inc.	708,095

		9,110,048

	Multi-Utilities — 6.1%
14,011	Ameren Corp.	699,849
22,954	CenterPoint Energy, Inc.	523,351
17,033	CMS Energy Corp.	717,941
9,625	Consolidated Edison, Inc.	727,169
9,637	Dominion Resources, Inc.	724,702
8,494	DTE Energy Co.	815,509
25,450	NiSource, Inc.	591,967
16,322	Public Service Enterprise Group, Inc.	686,830
10,364	SCANA Corp.	760,303
6,509	Sempra Energy	697,114
12,272	WEC Energy Group, Inc.	732,884

		7,677,619

	Water Utilities — 0.2%
2,872	American Water Works Co., Inc.	212,643

	Total Utilities	17,000,310

	Total Common Stocks (Cost $124,204,996)	123,895,274

Short-Term Investment — 1.3%
	Investment Company — 1.3%
1,660,652	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.290% (b) (d) (Cost $1,660,652)	1,660,652

	Total Investments — 100.0% (Cost $125,865,648)	125,555,926
	Liabilities in Excess of Other Assets — 0.0% (e)	(17,668)

	NET ASSETS — 100.0%	$125,538,258

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
	Consumer Discretionary — 16.1%
	Auto Components — 0.9%
123	Adient plc (Ireland) (a)	5,607
929	Delphi Automotive plc (Jersey)	60,450
6,119	Gentex Corp.	103,472
2,156	Goodyear Tire & Rubber Co. (The)	62,589
629	Lear Corp.	77,228

		309,346

	Automobiles — 0.6%
1,887	Harley-Davidson, Inc.	107,597
1,317	Thor Industries, Inc.	104,451

		212,048

	Distributors — 0.6%
1,271	Genuine Parts Co.	115,140
2,395	LKQ Corp. (a)	77,310
257	Pool Corp.	23,793

		216,243

	Diversified Consumer Services — 0.6%
163	Graham Holdings Co., Class B	77,425
1,713	H&R Block, Inc.	39,348
1,909	Service Corp. International	48,870
1,257	ServiceMaster Global Holdings, Inc. (a)	44,988

		210,631

	Hotels, Restaurants & Leisure — 2.5%
2,006	Aramark	74,683
1,230	Brinker International, Inc.	60,565
880	Choice Hotels International, Inc.	42,636
1,330	Darden Restaurants, Inc.	86,171
526	Domino’s Pizza, Inc.	89,020
981	Dunkin’ Brands Group, Inc.	47,441
2,169	Hilton Worldwide Holdings, Inc.	49,019
1,418	International Game Technology plc (United Kingdom)	40,725
734	Norwegian Cruise Line Holdings Ltd. (Bermuda) (a)	28,531
342	Panera Bread Co., Class A (a)	65,240
580	Royal Caribbean Cruises Ltd. (Liberia)	44,585
1,303	Six Flags Entertainment Corp.	72,512
474	Vail Resorts, Inc.	75,574
7,089	Wendy’s Co. (The)	76,845
863	Wyndham Worldwide Corp.	56,820

		910,367

	Household Durables — 2.6%
2,391	DR Horton, Inc.	68,933

SHARES	SECURITY DESCRIPTION	VALUE($)

	Household Durables — continued
1,597	Garmin Ltd. (Switzerland)	77,231
233	Harman International Industries, Inc.	18,573
3,475	Leggett & Platt, Inc.	159,433
1,612	Lennar Corp., Class A	67,204
435	Mohawk Industries, Inc. (a)	80,171
2,112	Newell Rubbermaid, Inc.	101,418
72	NVR, Inc. (a)	109,656
4,803	PulteGroup, Inc.	89,336
877	Tempur Sealy International Inc. (a)	47,419
1,164	Tupperware Brands Corp.	69,281
459	Whirlpool Corp.	68,767

		957,422

	Internet & Catalog Retail — 0.2%
455	Expedia, Inc.	58,800

	Leisure Products — 0.9%
1,861	Brunswick Corp.	80,954
1,245	Hasbro, Inc.	103,845
2,975	Mattel, Inc.	93,802
610	Polaris Industries, Inc.	46,732

		325,333

	Media — 2.3%
1,892	Cinemark Holdings, Inc.	75,302
1,869	Discovery Communications, Inc., Class A (a)	48,800
1,526	Discovery Communications, Inc., Class C (a)	38,318
3,233	Interpublic Group of Cos., Inc. (The)	72,387
805	Liberty SiriusXM Group, Class A (a)	26,782
3,024	MSG Networks, Inc. (a)	57,758
1,177	Omnicom Group, Inc.	93,948
3,447	Regal Entertainment Group, Class A	74,145
1,134	Scripps Networks Interactive, Inc., Class A	72,984
18,747	Sirius XM Holdings, Inc.	78,175
4,169	Starz (a)	131,157
1,784	TEGNA, Inc.	35,002
998	Viacom, Inc., Class B	37,485

		842,243

	Multiline Retail — 0.9%
798	Dillard’s, Inc., Class A	48,918
1,092	Dollar General Corp.	75,446
866	Dollar Tree, Inc. (a)	65,426
971	Kohl’s Corp.	42,481
1,112	Macy’s, Inc.	40,577
1,288	Nordstrom, Inc.	66,976

		339,824

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	61

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — 3.1%
424	Advance Auto Parts, Inc.	59,394
1,062	AutoNation, Inc. (a)	46,590
121	AutoZone, Inc. (a)	89,801
232	Bed Bath & Beyond, Inc.	9,377
1,617	Best Buy Co., Inc.	62,918
813	CarMax, Inc. (a)	40,601
669	CST Brands, Inc.	32,125
912	Dick’s Sporting Goods, Inc.	50,753
1,255	Foot Locker, Inc.	83,796
1,189	GameStop Corp., Class A	28,596
1,909	Gap, Inc. (The)	52,669
723	L Brands, Inc.	52,193
807	Murphy USA, Inc. (a)	55,506
319	O’Reilly Automotive, Inc. (a)	84,356
478	Penske Automotive Group, Inc.	21,391
1,457	Ross Stores, Inc.	91,121
449	Sally Beauty Holdings, Inc. (a)	11,647
470	Signet Jewelers Ltd. (Bermuda)	38,192
4,378	Staples, Inc.	32,397
622	Tiffany & Co.	45,667
296	Ulta Salon Cosmetics & Fragrance, Inc. (a)	72,029
1,290	Williams-Sonoma, Inc.	59,624

		1,120,743

	Textiles, Apparel & Luxury Goods — 0.9%
841	Carter’s, Inc.	72,612
1,864	Coach, Inc.	66,899
2,413	Hanesbrands, Inc.	62,014
1,032	lululemon athletica, Inc. (a)	59,082
1,094	Michael Kors Holdings Ltd. (Virgin Islands (British)) (a)	55,553
726	Under Armour, Inc., Class C (a)	18,775

		334,935

	Total Consumer Discretionary	5,837,935

	Consumer Staples — 7.2%
	Beverages — 0.9%
2,703	Brown-Forman Corp., Class B	124,798
1,265	Dr. Pepper Snapple Group, Inc.	111,054
761	Molson Coors Brewing Co., Class B	78,999

		314,851

	Food & Staples Retailing — 0.2%
331	Casey’s General Stores, Inc.	37,400
6,803	Rite Aid Corp. (a)	45,648

		83,048

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — 4.4%
70	Bunge Ltd. (Bermuda)	4,341
2,270	Campbell Soup Co.	123,352
2,388	ConAgra Foods, Inc.	115,054
5,748	Flowers Foods, Inc.	89,209
1,290	Hershey Co. (The)	132,173
3,064	Hormel Foods Corp.	117,964
924	Ingredion, Inc.	121,201
1,035	JM Smucker Co. (The)	135,906
2,249	Kellogg Co.	168,967
1,706	McCormick & Co., Inc. (Non-Voting)	163,554
1,384	Mead Johnson Nutrition Co., Class A	103,482
3,225	Pilgrim’s Pride Corp.	70,434
2,303	Pinnacle Foods, Inc.	118,420
765	Post Holdings, Inc. (a)	58,316
1,111	Tyson Foods, Inc., Class A	78,714

		1,601,087

	Household Products — 1.1%
3,141	Church & Dwight Co., Inc.	151,585
1,327	Clorox Co. (The)	159,267
693	Spectrum Brands Holdings, Inc.	93,721

		404,573

	Personal Products — 0.6%
3,056	Coty, Inc., Class A	70,258
581	Edgewell Personal Care Co. (a)	43,807
1,266	Nu Skin Enterprises, Inc., Class A	78,049

		192,114

	Total Consumer Staples	2,595,673

	Energy — 3.6%
	Energy Equipment & Services — 1.3%
823	Dril-Quip, Inc. (a)	39,093
4,121	Ensco plc, Class A (United Kingdom)	32,226
2,510	FMC Technologies, Inc. (a)	80,998
508	Helmerich & Payne, Inc.	32,060
4,656	Nabors Industries Ltd. (Bermuda)	55,406
1,428	National Oilwell Varco, Inc.	45,839
1,498	Oceaneering International, Inc.	35,652
1,226	Patterson-UTI Energy, Inc.	27,560
1,865	Rowan Co. plc, Class A (United Kingdom)	24,749
2,807	RPC, Inc.	48,477
3,737	Transocean Ltd. (Switzerland)	35,913

		457,973

	Oil, Gas & Consumable Fuels — 2.3%
1,230	Antero Resources Corp. (a)	32,558

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
78	Cheniere Energy, Inc. (a)	2,941
2,739	Chesapeake Energy Corp. (a)	15,092
604	Diamondback Energy, Inc. (a)	55,139
119	Energen Corp.	5,965
850	Hess Corp.	40,774
1,831	HollyFrontier Corp.	45,683
468	Laredo Petroleum, Inc. (a)	5,578
2,354	Marathon Oil Corp.	31,026
1,693	Marathon Petroleum Corp.	73,798
1,240	Murphy Oil Corp.	32,079
1,383	Noble Energy, Inc.	47,672
4,398	ONEOK, Inc.	212,995
1,983	Parsley Energy, Inc., Class A (a)	65,241
1,488	PBF Energy, Inc., Class A	32,438
1,925	QEP Resources, Inc. (a)	30,935
493	SM Energy Co.	16,580
973	Targa Resources Corp.	42,715
548	Tesoro Corp.	46,564
489	World Fuel Services Corp.	19,682

		855,455

	Total Energy	1,313,428

	Financials — 8.7%
	Banks — 1.6%
595	Associated Banc-Corp	12,079
416	Bank of Hawaii Corp.	31,262
701	BankUnited, Inc.	20,427
910	Commerce Bancshares, Inc.	45,336
567	Cullen/Frost Bankers, Inc.	43,086
1,018	East West Bancorp, Inc.	40,221
1,446	Fifth Third Bancorp	31,465
1,534	First Horizon National Corp.	23,639
683	First Republic Bank	50,836
3,732	Huntington Bancshares, Inc.	39,559
519	PacWest Bancorp	22,520
3,923	People’s United Financial, Inc.	63,710
597	Popular, Inc. (Puerto Rico)	21,671
4,302	Regions Financial Corp.	46,075
845	SunTrust Banks, Inc.	38,219
19	SVB Financial Group (a)	2,323
1,131	Synovus Financial Corp.	37,402
659	Western Alliance Bancorp (a)	24,620

		594,450

	Capital Markets — 1.7%
331	Ameriprise Financial, Inc.	29,257

SHARES	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
364	CBOE Holdings, Inc.	23,008
184	Donnelley Financial Solutions, Inc. (a)	3,947
744	Eaton Vance Corp.	26,085
597	FactSet Research Systems, Inc.	92,368
1,139	Federated Investors, Inc., Class B	30,753
653	Invesco Ltd. (Bermuda)	18,343
551	Lazard Ltd., Class A (Bermuda)	20,090
74	Legg Mason, Inc.	2,125
617	LPL Financial Holdings, Inc.	19,102
222	MarketAxess Holdings, Inc.	33,469
384	MSCI, Inc., Class A	30,793
938	Nasdaq, Inc.	60,004
572	Northern Trust Corp.	41,424
545	Raymond James Financial, Inc.	32,765
1,047	SEI Investments Co.	46,414
603	T. Rowe Price Group, Inc.	38,598
1,401	TD Ameritrade Holding Corp.	47,928

		596,473

	Consumer Finance — 0.2%
1,575	Navient Corp.	20,129
1,105	Santander Consumer USA Holdings, Inc. (a)	13,481
4,883	SLM Corp. (a)	34,425
755	Synchrony Financial	21,585

		89,620

	Insurance — 4.4%
103	Alleghany Corp. (a)	53,170
2,430	Allied World Assurance Co. Holdings AG (Switzerland)	104,441
960	American Financial Group, Inc.	71,520
854	AmTrust Financial Services, Inc.	22,537
1,154	Arch Capital Group Ltd. (Bermuda) (a)	89,977
1,323	Arthur J Gallagher & Co.	63,808
1,151	Aspen Insurance Holdings Ltd. (Bermuda)	55,536
617	Assurant, Inc.	49,681
826	Assured Guaranty Ltd. (Bermuda)	24,689
1,060	Axis Capital Holdings Ltd. (Bermuda)	60,388
1,468	Brown & Brown, Inc.	54,110
823	Cincinnati Financial Corp.	58,252
52	CNA Financial Corp.	1,902
697	Endurance Specialty Holdings Ltd. (Bermuda)	64,089
189	Erie Indemnity Co., Class A	19,352
285	Everest Re Group Ltd. (Bermuda)	58,003
626	First American Financial Corp.	24,452
1,211	FNF Group	43,487
308	Hanover Insurance Group, Inc.	23,467

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	63

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
1,046	Hartford Financial Services Group, Inc. (The)	46,139
58	Markel Corp. (a)	50,891
500	Mercury General Corp.	27,235
1,839	Old Republic International Corp.	31,006
847	Principal Financial Group, Inc.	46,246
1,601	Progressive Corp. (The)	50,447
724	Reinsurance Group of America, Inc., Class A	78,091
458	RenaissanceRe Holdings Ltd. (Bermuda)	56,925
1,065	Torchmark Corp.	67,532
1,305	Unum Group	46,197
1,052	Validus Holdings Ltd. (Bermuda)	53,757
1,043	W.R. Berkley Corp.	59,555
1,275	XL Group Ltd. (Bermuda)	44,242

		1,601,124

	Mortgage Real Estate Investment Trusts (REITs) — 0.8%
2,901	AGNC Investment Corp.	58,194
4,686	Annaly Capital Management, Inc.	48,547
1,654	Chimera Investment Corp.	25,918
5,501	MFA Financial, Inc.	40,212
2,365	Starwood Property Trust, Inc.	52,598
5,826	Two Harbors Investment Corp.	48,531

		274,000

	Total Financials	3,155,667

	Health Care — 11.6%
	Biotechnology — 0.3%
574	Incyte Corp. (a)	49,921
392	United Therapeutics Corp. (a)	47,067

		96,988

	Health Care Equipment & Supplies — 5.0%
568	ABIOMED, Inc. (a)	59,635
735	Alere, Inc. (a)	32,840
1,336	Align Technology, Inc. (a)	114,789
820	C.R. Bard, Inc.	177,678
704	Cooper Co., Inc.	123,932
2,616	DENTSPLY SIRONA, Inc.	150,603
878	Edwards Lifesciences Corp. (a)	83,603
2,093	Hill-Rom Holdings, Inc.	115,973
2,728	Hologic, Inc. (a)	98,235
1,293	IDEXX Laboratories, Inc. (a)	138,532
129	Intuitive Surgical, Inc. (a)	86,698
1,803	ResMed, Inc.	107,765
1,532	St. Jude Medical, Inc.	119,251
967	Teleflex, Inc.	138,407
1,249	Varian Medical Systems, Inc. (a)	113,322

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — continued
266	West Pharmaceutical Services, Inc.	20,224
1,110	Zimmer Biomet Holdings, Inc.	116,994

		1,798,481

	Health Care Providers & Services — 3.5%
1,291	Amsurg Corp. (a)	77,137
191	Brookdale Senior Living, Inc. (a)	2,756
1,555	Centene Corp. (a)	97,156
1,168	Henry Schein, Inc. (a)	174,266
1,197	Laboratory Corp. of America Holdings (a)	150,032
1,997	LifePoint Health, Inc. (a)	119,521
2,225	MEDNAX, Inc. (a)	136,281
3,028	Patterson Cos., Inc.	129,326
1,476	Quest Diagnostics, Inc.	120,205
768	Universal Health Services, Inc., Class B	92,705
1,251	VCA, Inc. (a)	76,887
865	WellCare Health Plans, Inc. (a)	98,186

		1,274,458

	Health Care Technology — 0.5%
5,515	Allscripts Healthcare Solutions, Inc. (a)	66,235
1,325	Cerner Corp. (a)	77,619
998	Veeva Systems, Inc., Class A (a)	38,772

		182,626

	Life Sciences Tools & Services — 1.6%
1,309	Agilent Technologies, Inc.	57,033
675	Bio-Techne Corp.	70,193
914	Charles River Laboratories International, Inc. (a)	69,354
410	Illumina, Inc. (a)	55,818
146	Mettler-Toledo International, Inc. (a)	58,996
507	PerkinElmer, Inc.	25,801
1,768	Quintiles Transnational Holdings, Inc. (a)	126,836
840	Waters Corp. (a)	116,878

		580,909

	Pharmaceuticals — 0.7%
1,094	Akorn, Inc. (a)	26,201
635	Mallinckrodt plc (Ireland) (a)	37,630
608	Perrigo Co. plc (Ireland)	50,580
2,858	Zoetis, Inc., Class A	136,612

		251,023

	Total Health Care	4,184,485

	Industrials — 11.6%
	Aerospace & Defense — 1.1%
1,459	Alcoa, Inc.	41,903

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Aerospace & Defense — continued
901	B/E Aerospace, Inc.	53,627
1,224	Hexcel Corp.	55,680
203	Huntington Ingalls Industries, Inc.	32,756
297	L-3 Communications Holdings, Inc., Class 3	40,671
555	Orbital ATK, Inc.	41,270
584	Rockwell Collins, Inc.	49,243
892	Spirit AeroSystems Holdings, Inc., Class A	44,921
900	Textron, Inc.	36,072

		396,143

	Air Freight & Logistics — 0.2%
547	C.H. Robinson Worldwide, Inc.	37,262
880	Expeditors International of Washington, Inc.	45,293

		82,555

	Airlines — 0.7%
777	Alaska Air Group, Inc.	56,115
1,519	American Airlines Group, Inc.	61,671
358	Copa Holdings S.A., Class A (Panama)	33,018
2,670	JetBlue Airways Corp. (a)	46,672
589	Spirit Airlines, Inc. (a)	28,231
694	United Continental Holdings, Inc. (a)	39,024

		264,731

	Building Products — 1.0%
426	Allegion plc (Ireland)	27,196
1,162	AO Smith Corp.	52,488
283	Armstrong World Industries, Inc. (a)	10,612
842	Fortune Brands Home & Security, Inc.	45,998
1,232	Johnson Controls International plc (Ireland)	49,674
425	Lennox International, Inc.	62,003
1,597	Masco Corp.	49,315
775	Owens Corning	37,805
1,271	USG Corp. (a)	32,004

		367,095

	Commercial Services & Supplies — 1.4%
723	Cintas Corp.	77,123
2,551	Copart, Inc. (a)	133,851
1,261	Covanta Holding Corp.	18,915
2,558	KAR Auction Services, Inc.	108,920
184	LSC Communications, Inc.	4,460
4,100	Pitney Bowes, Inc.	73,144
1,891	Republic Services, Inc., Class A	99,523
491	RR Donnelley & Sons Co.	8,715

		524,651

SHARES	SECURITY DESCRIPTION	VALUE($)

	Construction & Engineering — 0.3%
770	Fluor Corp.	40,032
23	Jacobs Engineering Group, Inc. (a)	1,187
403	Valmont Industries, Inc.	51,564

		92,783

	Electrical Equipment — 0.6%
141	Acuity Brands, Inc.	31,523
1,058	AMETEK, Inc.	46,658
709	Hubbell, Inc., Class B	74,105
256	Regal Beloit Corp.	15,130
432	Rockwell Automation, Inc.	51,719

		219,135

	Industrial Conglomerates — 0.3%
482	Carlisle Co., Inc.	50,538
275	Roper Technologies, Inc.	47,660

		98,198

	Machinery — 3.8%
978	AGCO Corp.	49,956
1,829	Allison Transmission Holdings, Inc.	53,571
461	Crane Co.	31,353
537	Cummins, Inc.	68,639
741	Donaldson Co., Inc.	27,061
679	Dover Corp.	45,418
745	Flowserve Corp.	31,551
761	Graco, Inc.	56,999
716	IDEX Corp.	61,891
741	Ingersoll-Rand plc (Ireland)	49,862
491	ITT, Inc.	17,293
721	Lincoln Electric Holdings, Inc.	47,464
824	Middleby Corp. (a)	92,379
323	Nordson Corp.	32,342
606	Oshkosh Corp.	32,421
723	PACCAR, Inc.	39,707
334	Parker-Hannifin Corp.	40,999
893	Snap-on, Inc.	137,611
2,242	SPX Corp. (a)	42,621
1,113	Stanley Black & Decker, Inc.	126,704
373	Terex Corp.	8,907
759	Timken Co. (The)	25,085
2,391	Toro Co. (The)	114,481
595	Trinity Industries, Inc.	12,703
585	WABCO Holdings, Inc. (a)	57,599
1,422	Xylem, Inc.	68,725

		1,373,342

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	65

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Marine — 0.0% (e)
218	Kirby Corp. (a)	12,851

	Professional Services — 0.9%
491	Dun & Bradstreet Corp. (The)	61,301
451	Equifax, Inc.	55,910
437	ManpowerGroup, Inc.	33,562
1,536	Nielsen Holdings plc (United Kingdom)	69,151
994	Robert Half International, Inc.	37,195
750	Verisk Analytics, Inc., Class A (a)	61,163

		318,282

	Road & Rail — 0.6%
749	Avis Budget Group, Inc. (a)	24,238
650	J.B. Hunt Transport Services, Inc.	53,046
440	Kansas City Southern	38,614
898	Landstar System, Inc.	63,893
394	Ryder System, Inc.	27,340

		207,131

	Trading Companies & Distributors — 0.6%
792	Air Lease Corp., Class A	23,966
627	Fastenal Co.	24,440
519	GATX Corp.	22,717
438	MSC Industrial Direct Co., Inc., Class A	31,886
351	United Rentals, Inc. (a)	26,557
128	W.W. Grainger, Inc.	26,639
395	Watsco, Inc.	54,230

		210,435

	Transportation Infrastructure — 0.1%
319	Macquarie Infrastructure Corp.	26,097

	Total Industrials	4,193,429

	Information Technology — 14.5%
	Communications Equipment — 1.7%
735	Arista Networks, Inc. (a)	62,291
1,504	ARRIS International plc (United Kingdom) (a)	41,781
7,293	Brocade Communications Systems, Inc.	77,306
814	CommScope Holding Co., Inc. (a)	24,868
939	F5 Networks, Inc. (a)	129,779
1,064	Harris Corp.	94,919
2,726	Juniper Networks, Inc.	71,803
1,326	Motorola Solutions, Inc.	96,241

		598,988

	Electronic Equipment, Instruments & Components — 1.6%
1,103	Amphenol Corp., Class A	72,721
638	Arrow Electronics, Inc. (a)	38,994
1,243	Avnet, Inc.	52,144

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — continued
1,117	AVX Corp.	15,660
2,164	CDW Corp.	97,185
194	Dolby Laboratories, Inc., Class A	9,232
1,653	FLIR Systems, Inc.	54,417
2,159	Ingram Micro, Inc., Class A	80,315
265	IPG Photonics Corp. (a)	25,708
1,416	Jabil Circuit, Inc.	30,217
1,340	National Instruments Corp.	37,641
60	Tech Data Corp. (a)	4,621
902	Zebra Technologies Corp., Class A (a)	59,388

		578,243

	Internet Software & Services — 0.7%
1,399	Akamai Technologies, Inc. (a)	97,189
1,107	IAC/Interactive Corp.	71,335
1,068	VeriSign, Inc. (a)	89,733

		258,257

	IT Services — 3.5%
3,062	Amdocs Ltd. (Guernsey)	178,974
836	Booz Allen Hamilton Holding Corp., Class A	25,473
1,594	Broadridge Financial Solutions, Inc.	103,068
1,796	Computer Sciences Corp.	97,792
370	CoreLogic, Inc. (a)	15,747
1,180	CSRA, Inc.	29,606
1,110	DST Systems, Inc.	106,738
312	Euronet Worldwide, Inc. (a)	24,820
744	Fidelity National Information Services, Inc.	54,996
902	Fiserv, Inc. (a)	88,829
1,010	Gartner, Inc. (a)	86,900
786	Global Payments, Inc.	57,001
745	Jack Henry & Associates, Inc.	60,360
1,528	Leidos Holdings, Inc.	63,519
880	Paychex, Inc.	48,576
1,927	Sabre Corp.	49,774
347	Teradata Corp. (a)	9,355
1,072	Total System Services, Inc.	53,471
785	Vantiv, Inc., Class A (a)	45,813
1,311	Western Union Co. (The)	26,312
3,740	Xerox Corp.	36,540

		1,263,664

	Semiconductors & Semiconductor Equipment — 3.1%
1,522	Analog Devices, Inc.	97,560
6,962	Cypress Semiconductor Corp.	69,411
776	First Solar, Inc. (a)	31,420

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
1,127	KLA-Tencor Corp.	84,649
921	Lam Research Corp.	89,208
1,902	Linear Technology Corp.	114,234
5,817	Marvell Technology Group Ltd. (Bermuda)	75,796
2,309	Maxim Integrated Products, Inc.	91,506
1,670	Microchip Technology, Inc.	101,119
1,179	NVIDIA Corp.	83,898
4,181	ON Semiconductor Corp. (a)	48,792
594	Qorvo, Inc. (a)	33,056
759	Skyworks Solutions, Inc.	58,397
3,630	Teradyne, Inc.	84,543
1,324	Xilinx, Inc.	67,352

		1,130,941

	Software — 3.4%
1,183	ANSYS, Inc. (a)	108,067
3,736	CA Technologies, Inc.	114,845
4,287	Cadence Design Systems, Inc. (a)	109,661
1,351	CDK Global, Inc.	73,778
790	Citrix Systems, Inc. (a)	66,992
994	Electronic Arts, Inc. (a)	78,049
547	Manhattan Associates, Inc. (a)	27,700
4,121	Nuance Communications, Inc. (a)	57,776
1,943	PTC, Inc. (a)	92,176
1,040	Red Hat, Inc. (a)	80,548
1,461	SS&C Technologies Holdings, Inc.	46,650
4,367	Symantec Corp.	109,306
2,606	Synopsys, Inc. (a)	154,562
229	Tyler Technologies, Inc. (a)	36,732
384	Ultimate Software Group, Inc. (a)	81,020

		1,237,862

	Technology Hardware, Storage & Peripherals — 0.5%
1,025	Lexmark International, Inc., Class A	40,682
2,058	NetApp, Inc.	69,849
1,009	Western Digital Corp.	58,966

		169,497

	Total Information Technology	5,237,452

	Materials — 6.4%
	Chemicals — 3.2%
1,057	Albemarle Corp.	88,312
1,120	Ashland Global Holdings, Inc.	125,138
1,285	Cabot Corp.	67,000
971	Celanese Corp., Class A	70,805
1,147	CF Industries Holdings, Inc.	27,540
1,185	Eastman Chemical Co.	85,213

SHARES	SECURITY DESCRIPTION	VALUE($)

	Chemicals — continued
270	FMC Corp.	12,660
2,072	Huntsman Corp.	35,120
946	International Flavors & Fragrances, Inc.	123,718
1,647	Mosaic Co. (The)	38,754
122	NewMarket Corp.	48,911
2,159	RPM International, Inc.	102,639
1,438	Scotts Miracle-Gro Co. (The), Class A	126,674
481	Valspar Corp. (The)	47,908
1,290	Westlake Chemical Corp.	66,809
1,465	WR Grace & Co.	98,096

		1,165,297

	Construction Materials — 0.3%
327	Eagle Materials, Inc.	26,477
179	Martin Marietta Materials, Inc.	33,183
419	Vulcan Materials Co.	47,431

		107,091

	Containers & Packaging — 1.6%
643	AptarGroup, Inc.	45,936
1,567	Avery Dennison Corp.	109,361
620	Ball Corp.	47,783
847	Bemis Co., Inc.	41,266
650	Crown Holdings, Inc. (a)	35,262
3,447	Graphic Packaging Holding Co.	43,088
1,813	International Paper Co.	81,639
568	Packaging Corp of America	46,860
982	Sealed Air Corp.	44,809
768	Silgan Holdings, Inc.	39,130
743	Sonoco Products Co.	37,365

		572,499

	Metals & Mining — 1.2%
457	Compass Minerals International, Inc.	32,835
1,520	Newmont Mining Corp.	56,301
1,712	Nucor Corp.	83,631
988	Reliance Steel & Aluminum Co.	67,955
500	Royal Gold, Inc.	34,410
1,361	Southern Copper Corp.	38,639
2,294	Steel Dynamics, Inc.	62,993
2,078	United States Steel Corp.	40,189

		416,953

	Paper & Forest Products — 0.1%
1,208	Domtar Corp.	43,427

	Total Materials	2,305,267

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	67

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate — 5.6%
	Equity Real Estate Investment Trusts (REITs) — 5.6%
546	Alexandria Real Estate Equities, Inc.	58,864
630	American Campus Communities, Inc.	32,829
733	Apartment Investment & Management Co., Class A	32,303
358	AvalonBay Communities, Inc.	61,282
453	Boston Properties, Inc.	54,577
1,568	Brandywine Realty Trust	24,304
965	Brixmor Property Group, Inc.	24,530
446	Camden Property Trust	36,322
787	Communications Sales & Leasing, Inc.	22,374
1,189	CubeSmart	30,997
642	CyrusOne, Inc.	28,640
766	DCT Industrial Trust, Inc.	35,811
2,419	DDR Corp.	36,987
626	Digital Realty Trust, Inc.	58,487
1,312	Douglas Emmett, Inc.	47,888
1,848	Duke Realty Corp.	48,325
353	EPR Properties	25,670
994	Equity Commonwealth (a)	30,029
481	Equity LifeStyle Properties, Inc.	36,479
720	Equity One, Inc.	20,520
272	Essex Property Trust, Inc.	58,233
428	Extra Space Storage, Inc.	31,308
296	Federal Realty Investment Trust	42,988
1,120	Forest City Realty Trust, Inc., Class A	24,181
1,196	General Growth Properties, Inc.	29,840
659	Healthcare Trust of America, Inc., Class A	20,165
615	Highwoods Properties, Inc.	30,522
1,404	Hospitality Properties Trust	38,413
729	Iron Mountain, Inc.	24,589
172	Kilroy Realty Corp.	12,355
1,355	Kimco Realty Corp.	36,057
635	Lamar Advertising Co., Class A	40,291
493	Liberty Property Trust	19,932
287	Life Storage, Inc.	23,147
504	Macerich Co. (The)	35,673
305	Mid-America Apartment Communities, Inc.	28,289
1,068	National Retail Properties, Inc.	48,722
804	Omega Healthcare Investors, Inc.	25,591
1,208	Outfront Media, Inc.	25,984
1,741	Piedmont Office Realty Trust, Inc., Class A	35,656
452	Post Properties, Inc.	29,737
991	Prologis, Inc.	51,691
863	Rayonier, Inc.	23,146
871	Realty Income Corp.	51,598

SHARES	SECURITY DESCRIPTION	VALUE($)

	Equity Real Estate Investment Trusts (REITs) — continued
509	Regency Centers Corp.	36,684
1,852	Senior Housing Properties Trust	39,392
3,332	Spirit Realty Capital, Inc.	39,684
969	STORE Capital Corp.	26,444
347	Sun Communities, Inc.	26,695
1,277	Tanger Factory Outlet Centers, Inc.	44,440
449	Taubman Centers, Inc.	32,535
913	UDR, Inc.	31,928
720	Ventas, Inc.	48,780
3,851	VEREIT, Inc.	36,199
116	Vornado Realty Trust	10,763
807	Weingarten Realty Investors	29,221
680	Welltower, Inc.	46,600
365	WP Carey, Inc.	22,170

	Total Real Estate	2,006,861

	Telecommunication Services — 0.2%
	Wireless Telecommunication Services — 0.2%
1,802	Telephone & Data Systems, Inc.	46,563
476	United States Cellular Corp. (a)	16,684

	Total Telecommunication Services	63,247

	Utilities — 12.9%
	Electric Utilities — 5.1%
5,635	Alliant Energy Corp.	214,412
2,591	Edison International, Inc.	190,387
3,028	Eversource Energy	166,722
3,105	Fortis, Inc. (Canada)	101,999
7,593	Great Plains Energy, Inc.	215,945
2,464	Hawaiian Electric Industries, Inc.	72,688
2,805	OGE Energy Corp.	87,067
2,396	Pinnacle West Capital Corp.	182,407
5,930	PPL Corp.	203,636
3,754	Westar Energy, Inc., Class A	215,179
4,381	Xcel Energy, Inc.	182,031

		1,832,473

	Gas Utilities — 1.5%
2,582	Atmos Energy Corp.	192,075
2,262	National Fuel Gas Co.	118,483
4,768	UGI Corp.	220,711

		531,269

	Independent Power and Renewable Electricity Producers — 0.4%
13,191	AES Corp.	155,258

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — 5.0%
3,854	Ameren Corp.	192,507
4,391	CMS Energy Corp.	185,081
2,517	Consolidated Edison, Inc.	190,159
1,845	DTE Energy Co.	177,138
1,493	MDU Resources Group, Inc.	39,132
8,614	NiSource, Inc.	200,362
4,298	Public Service Enterprise Group, Inc.	180,860
2,589	SCANA Corp.	189,929
1,826	Sempra Energy	195,565
1,833	Vectren Corp.	92,218
2,800	WEC Energy Group, Inc.	167,216

		1,810,167

	Water Utilities — 0.9%
2,719	American Water Works Co., Inc.	201,315
4,423	Aqua America, Inc.	135,786

		337,101

	Total Utilities	4,666,268

	Total Common Stocks (Cost $34,781,291)	35,559,712

Short-Term Investment — 1.7%
	Investment Company — 1.7%
621,429	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.290% (b) (d) (Cost $621,429)	621,429

	Total Investments — 100.1% (Cost $35,402,720)	36,181,141
	Liabilities in Excess of Other Assets — (0.1)%	(27,253)

	NET ASSETS — 100.0%	$36,153,888

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	69

JPMorgan Exchange-Traded Funds

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— Korean Won
MSCI	— Morgan Stanley Capital International
NOK	— Norwegian Krone
NVDR	— Non-Voting Depositary Receipt
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Non-deliverable forwards.
(d)	— The rate shown is the yield as of October 31, 2016.
(e)	— Amounts rounds to less than 0.1%.
(f)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2016

	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Europe Currency Hedged ETF	JPMorgan Diversified Return Europe Equity ETF
ASSETS:
Investments in non-affiliates, at value	$43,701,274	$—	$59,620,700
Investment in affiliates, at value	—	26,524,064	—

Total Investment securities, at value	43,701,274	26,524,064	59,620,700
Cash	130,845	15,243	208,537
Restricted Cash	29,400	—	—
Foreign currency, at value	86,698	—	27,473
Receivables:
Dividends from non-affiliates	23,263	—	42,645
Due from Adviser	4,341	—	3,261
Prepaid Expenses	3,192	2,872	7,077
Tax reclaims	—	—	84,359
Deferred offering costs	—	16,657	692
Unrealized appreciation on forward foreign currency exchange contracts	—	993,074	—

Total Assets	43,979,013	27,551,910	59,994,744

LIABILITIES:
Payables:
Investments securities purchased	—	948,575	—
Unrealized depreciation on forward foreign currency exchange contracts	—	55,414	—
Accrued Liabilities:
Professional fees	83,171	44,339	93,013
Custodian and Transfer Agent fees	56,968	291	17,567
Administration fees	3,097	1,922	4,385
Accounting fees	14,795	988	8,295
Trustees’ and Chief Compliance Officer’s fees	793	553	1,299
Advisory fees	—	11,989	—
Other	10,728	4,571	10,552

Total Liabilities	169,552	1,068,642	135,111

Net Assets	$43,809,461	$26,483,268	$59,859,633

NET ASSETS:
Paid-in Capital	$49,685,108	$25,838,593	$60,205,089
Accumulated undistributed (distributions in excess of) net investment income	660,929	(59,634)	1,181,263
Accumulated net realized gains (losses)	(6,670,815)	884,736	(179,013)
Net unrealized appreciation (depreciation)	134,239	(180,427)	(1,347,706)

Total Net Assets	$43,809,461	$26,483,268	$59,859,633

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	900,000	1,000,000	1,200,000

Net asset value, per share	$48.68	$26.48	$49.88

Cost of investments in non-affiliates	$43,569,069	$—	$60,966,168
Cost of investments in affiliates	—	27,642,151	—
Cost of foreign currency	84,918	—	27,519

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	71

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2016 (continued)

	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Currency Hedged ETF	JPMorgan Diversified Return International Equity ETF
ASSETS:
Investments in non-affiliates, at value	$76,916,964	$—	$467,781,395
Investment in affiliates, at value	—	26,351,706	1,161,468

Total Investment securities, at value	76,916,964	26,351,706	468,942,863
Cash	373,136	13,603	—
Restricted Cash	7,700	—	14,400
Foreign currency, at value	177,238	—	85,656
Receivables:
Dividends from non-affiliates	174,578	—	1,187,875
Tax reclaims	48,283	—	258,504
Due from Adviser	7,047	226	40,456
Prepaid Expenses	5,407	2,826	25,621
Dividends from affiliates	—	—	582
Deferred offering costs	—	32,994	—
Unrealized appreciation on forward foreign currency exchange contracts	—	918,991	—

Total Assets	77,710,353	27,320,346	470,555,957

LIABILITIES:
Payables:
Investments securities purchased	—	903,510	—
Unrealized depreciation on forward foreign currency exchange contracts	—	47,016	—
Accrued Liabilities:
Professional fees	106,654	44,098	344,631
Custodian and Transfer Agent fees	20,365	—	36,731
Administration fees	5,641	1,905	33,166
Accounting fees	11,640	980	21,388
Trustees’ and Chief Compliance Officer’s fees	1,631	543	9,589
Other	7,489	6,180	67,736

Total Liabilities	153,420	1,004,232	513,241

Net Assets	$77,556,933	$26,316,114	$470,042,716

NET ASSETS:
Paid-in Capital	$74,966,627	$25,790,524	$463,466,893
Accumulated undistributed (distributions in excess of) net investment income	1,249,069	(54,114)	6,655,210
Accumulated net realized gains (losses)	(1,990,738)	53,181	(5,483,598)
Net unrealized appreciation (depreciation)	3,331,975	526,523	5,404,211

Total Net Assets	$77,556,933	$26,316,114	$470,042,716

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	1,500,000	1,000,000	9,400,000

Net asset value, per share	$51.70	$26.32	$50.00

Cost of investments in non-affiliates	$73,576,530	$—	$462,333,365
Cost of investments in affiliates	—	26,697,158	1,161,468
Cost of foreign currency	178,469	—	85,607

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$123,895,274	$35,559,712
Investment in affiliates, at value	1,660,652	621,429

Total Investment securities, at value	125,555,926	36,181,141
Cash	16,483	5,982
Restricted Cash	7,250	1,500
Receivables:
Dividends from non-affiliates	101,922	23,088
Due from Adviser	7,223	15,180
Prepaid Expenses	6,330	—
Dividends from affiliates	199	75
Deferred offering costs	—	7,390

Total Assets	125,695,333	36,234,356

LIABILITIES:
Payables:
Investments securities purchased	16,483	5,790
Accrued Liabilities:
Professional fees	94,662	52,514
Custodian and Transfer Agent fees	10,612	7,505
Administration fees	9,099	2,626
Accounting fees	3,733	1,465
Trustees’ and Chief Compliance Officer’s fees	1,684	668
Other	20,802	9,900

Total Liabilities	157,075	80,468

Net Assets	$125,538,258	$36,153,888

NET ASSETS:
Paid-in Capital	$125,309,738	$35,203,592
Accumulated undistributed (distributions in excess of) net investment income	775,559	260,771
Accumulated net realized gains (losses)	(237,317)	(88,896)
Net unrealized appreciation (depreciation)	(309,722)	778,421

Total Net Assets	$125,538,258	$36,153,888

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	2,200,000	700,000

Net asset value, per share	$57.06	$51.65

Cost of investments in non-affiliates	$124,204,996	$34,781,291
Cost of investments in affiliates	1,660,652	621,429

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	73

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2016

	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Europe Currency Hedged ETF (a)	JPMorgan Diversified Return Europe Equity ETF (b)
INVESTMENT INCOME:
Dividend income from non-affiliates	$996,873	$—	$1,527,008
Interest income from affiliates	202	—	3
Foreign taxes withheld	(123,152)	—	(162,835)

Total Investment Income	873,923	—	1,364,176

EXPENSES:
Investment advisory fees (Note 3.A)	138,198	45,710	114,484
Administration fees (Note 3.B)	26,697	11,774	32,437
Trustees’ and Chief Compliance Officer’s fees	20,043	4,160	12,762
Professional fees	121,233	48,927	117,330
Printing and mailing costs	7,321	2,977	11,936
Custodian and Transfer Agent fees	171,769	680	83,516
Registration and filing fees	708	15,662	22,653
Interest expense to affiliates	164	—	99
Insurance expense	1,217	4,056	4,343
Offering costs	3,506	22,825	4,681
Accounting fees	80,636	1,350	28,896
Other	29,458	1,010	3,441

Total expenses	600,950	159,131	436,578

Less fees waived (Note 3.D)	(164,895)	(57,484)	(146,921)
Less expense reimbursements from affiliates (Note 3.D)	(235,924)	(33,742)	(102,761)
Less expense reimbursements from non-affiliates (Note 3.C)	(58,800)	—	(22,800)

Net expenses	141,331	67,905	164,096

Net investment income (loss)	732,592	(67,905)	1,200,080

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(5,364,653)	—	(178,137)
Investments in affiliates	—	(2,253)	—
Futures	13,768	—	—
Foreign currency transactions	2,899	895,260	(18,775)

Net realized gain (loss)	(5,347,986)	893,007	(196,912)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	6,258,629	—	(1,345,468)
Investments in affiliates	—	(1,118,087)	—
Foreign currency translations	3,999	937,660	(2,238)

Change in net unrealized appreciation/depreciation	6,262,628	(180,427)	(1,347,706)

Net realized/unrealized gains (losses)	914,642	712,580	(1,544,618)

Change in net assets resulting from operations	$1,647,234	$644,675	$(344,538)

(a)	Commencement of operations was April 1, 2016.
(b)	Commencement of operations was December 18, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Currency Hedged ETF (a)	JPMorgan Diversified Return International Equity ETF
INVESTMENT INCOME:
Dividend income from non-affiliates	$1,860,289	$—	$8,733,229
Dividend income from affiliates	—	—	583
Interest income from affiliates	124	—	211
Foreign taxes withheld	(147,340)	—	(610,511)

Total Investment Income	1,713,073	—	8,123,512

EXPENSES:
Investment advisory fees (Note 3.A)	155,544	37,065	652,626
Administration fees (Note 3.B)	55,089	11,669	231,139
Trustees’ and Chief Compliance Officer’s fees	36,787	4,127	114,478
Professional fees	135,085	46,252	503,621
Printing and mailing costs	16,712	2,376	59,692
Custodian and Transfer Agent fees	75,725	1,159	225,179
Registration and filing fees	13,754	16,817	53,234
Interest expense to affiliates	235	—	363
Insurance expense	31,483	4,074	88,428
Offering costs	—	46,246	223
Accounting fees	74,110	3,741	121,421
Other	7,989	1,618	—

Total expenses	602,513	175,144	2,050,404

Less fees waived (Note 3.D)	(210,633)	(48,734)	(722,724)
Less expense reimbursements from affiliates (Note 3.D)	(107,105)	(59,146)	—
Less expense reimbursements from non-affiliates (Note 3.C)	(38,500)	—	(158,400)

Net expenses	246,275	67,264	1,169,280

Net investment income (loss)	1,466,798	(67,264)	6,954,232

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,605,783)	—	(5,264,973)
Investments in affiliates	—	(11,021)	—
Foreign currency transactions	11,547	77,352	(7,553)

Net realized gain (loss)	(1,594,236)	66,331	(5,272,526)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	3,460,088	—	5,756,090
Investments in affiliates	—	(345,452)	—
Foreign currency translations	(7,433)	871,975	(39,381)

Change in net unrealized appreciation/depreciation	3,452,655	526,523	5,716,709

Net realized/unrealized gains (losses)	1,858,419	592,854	444,183

Change in net assets resulting from operations	$3,325,217	$525,590	$7,398,415

(a)	Commencement of operations was April 1, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	75

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2016 (continued)

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF (a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$1,023,630	$307,724
Dividend income from affiliates	277	106
Interest income from affiliates	84	22

Total Investment Income	1,023,991	307,852

EXPENSES:
Investment advisory fees (Note 3.A)	105,392	36,378
Administration fees (Note 3.B)	38,949	12,884
Trustees’ and Chief Compliance Officer’s fees	17,314	3,292
Professional fees	128,719	61,859
Printing and mailing costs	17,270	2,315
Custodian and Transfer Agent fees	23,122	16,533
Registration and filing fees	32,740	10,955
Insurance expense	4,587	—
Offering costs	24,157	6,659
Accounting fees	15,479	4,925
Other	5,052	1,508

Total expenses	412,781	157,308

Less fees waived (Note 3.D)	(144,341)	(49,262)
Less expense reimbursements from affiliates (Note 3.D)	(123,898)	(52,000)
Less expense reimbursements from non-affiliates (Note 3.C)	(11,600)	(4,500)

Net expenses	132,942	51,546

Net investment income (loss)	891,049	256,306

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(233,079)	(84,431)

Net realized gain (loss)	(233,079)	(84,431)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,126,048)	778,421

Change in net unrealized appreciation/depreciation	(1,126,048)	778,421

Net realized/unrealized gains (losses)	(1,359,127)	693,990

Change in net assets resulting from operations	$(468,078)	$950,296

(a)	Commencement of operations was May 11, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	JPMorgan Diversified Return Emerging Markets Equity ETF		JPMorgan Diversified Return Europe Currency Hedged ETF	JPMorgan Diversified Return Europe Equity ETF
	Year Ended October 31, 2016	Period Ended October 31, 2015 (a)	Period Ended October 31, 2016 (b)	Period Ended October 31, 2016 (c)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$732,592	$980,553	$(67,905)	$1,200,080
Net realized gain (loss)	(5,347,986)	(3,629,485)	893,007	(196,912)
Change in net unrealized appreciation/depreciation	6,262,628	(6,128,389)	(180,427)	(1,347,706)

Change in net assets resulting from operations	1,647,234	(8,777,321)	644,675	(344,538)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,050,480)	—	—	(918)

Total distributions to shareholders	(1,050,480)	—	—	(918)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	7,027,033	44,962,995	25,838,593	60,205,089

NET ASSETS:
Change in net assets	7,623,787	36,185,674	26,483,268	59,859,633
Beginning of period	36,185,674	—	—	—

End of period	$43,809,461	$36,185,674	$26,483,268	$59,859,633

Accumulated undistributed (distributions in excess of) net investment income	$660,929	$964,675	$(59,634)	$1,181,263

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$14,272,477	$58,386,392	$25,838,593	$60,205,089
Redeemed	(7,245,444)	(13,423,397)	—	—

Total change in net assets resulting from capital transactions	$7,027,033	$44,962,995	$25,838,593	$60,205,089

SHARE TRANSACTIONS:
Issued	300,000	1,100,000	1,000,000	1,200,000
Redeemed	(200,000)	(300,000)	—	—

Net Increase in shares from share transactions	100,000	800,000	1,000,000	1,200,000

(a)	Commencement of operations was January 7, 2015.
(b)	Commencement of operations was April 1, 2016.
(c)	Commencement of operations was December 18, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return Global Equity ETF		JPMorgan Diversified Return International Currency Hedged ETF	JPMorgan Diversified Return International Equity ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2016 (a)	Year Ended October 31, 2016	Period Ended October 31, 2015 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,466,798	$964,790	$(67,264)	$6,954,232	$1,875,555
Net realized gain (loss)	(1,594,236)	(286,219)	66,331	(5,272,526)	(187,378)
Change in net unrealized appreciation/depreciation	3,452,655	257,942	526,523	5,716,709	(312,498)

Change in net assets resulting from operations	3,325,217	936,513	525,590	7,398,415	1,375,679

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,057,127)	(288,042)	—	(2,154,090)	(44,215)

Total distributions to shareholders	(1,057,127)	(288,042)	—	(2,154,090)	(44,215)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	24,758,809	25,034,796	25,790,524	372,684,784	90,782,143

NET ASSETS:
Change in net assets	27,026,899	25,683,267	26,316,114	377,929,109	92,113,607
Beginning of period	50,530,034	24,846,767	—	92,113,607	—

End of period	$77,556,933	$50,530,034	$26,316,114	$470,042,716	$92,113,607

Accumulated undistributed (distributions in excess of) net investment income	$1,249,069	$812,361	$(54,114)	$6,655,210	$(1,836,680)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$24,758,809	$25,034,796	$25,790,524	$372,684,784	$90,782,143

Total change in net assets resulting from capital transactions	$24,758,809	$25,034,796	$25,790,524	$372,684,784	$90,782,143

SHARE TRANSACTIONS:
Issued	500,000	500,000	1,000,000	7,600,000	1,800,000

Net Increase in shares from share transactions	500,000	500,000	1,000,000	7,600,000	1,800,000

(a)	Commencement of operations was April 1, 2016.
(b)	Commencement of operations was November 5, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

	JPMorgan Diversified Return U.S. Equity ETF		JPMorgan Diversified Return U.S. Mid Cap Equity ETF
	Year Ended October 31, 2016	Period Ended October 31, 2015 (a)	Period Ended October 31, 2016 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$891,049	$10,819	$256,306
Net realized gain (loss)	(233,079)	(522)	(84,431)
Change in net unrealized appreciation/depreciation	(1,126,048)	816,326	778,421

Change in net assets resulting from operations	(468,078)	826,623	950,296

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(130,025)	—	—

Total distributions to shareholders	(130,025)	—	—

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	115,309,738	10,000,000	35,203,592

NET ASSETS:
Change in net assets	114,711,635	10,826,623	36,153,888
Beginning of period	10,826,623	—	—

End of period	$125,538,258	$10,826,623	$36,153,888

Accumulated undistributed (distributions in excess of) net investment income	$775,559	$10,819	$260,771

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	$115,309,738	$10,000,000	$35,203,592

Total change in net assets resulting from capital transactions	$115,309,738	$10,000,000	$35,203,592

SHARE TRANSACTIONS:
Issued	2,000,000	200,000	700,000

Net Increase in shares from share transactions	2,000,000	200,000	700,000

(a)	Commencement of operations was September 29, 2015.
(b)	Commencement of operations was May 11, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	79

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Market price, end of period

JPMorgan Diversified Return Emerging Markets Equity ETF
Year Ended October 31, 2016	$45.23	$1.04	$3.72	$4.76	$(1.31)	$48.68	$48.98
January 7, 2015 (a) through October 31, 2015	50.00	1.29	(6.06)	(4.77)	—	45.23	45.27

JPMorgan Diversified Return Europe Currency Hedged ETF
April 1, 2016 (a) through October 31, 2016	25.00	(0.07)	1.55	1.48	—	26.48	26.52

JPMorgan Diversified Return Europe Equity ETF
December 18, 2015 (a) through October 31, 2016	50.00	1.39	(1.51)	(0.12)	— (k)	49.88	49.95

JPMorgan Diversified Return Global Equity ETF
Year Ended October 31, 2016	50.53	1.14	0.99	2.13	(0.96)	51.70	51.91
Year Ended October 31, 2015	49.69	1.08	0.08	1.16	(0.32)	50.53	50.67
June 16, 2014 (a) through October 31, 2014	50.00	0.38	(0.69)	(0.31)	—	49.69	50.09

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by the timing of distributions from underlying funds.
(d)	Not annualized for periods less than one year.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(g)	Annualized for periods less than one year, unless otherwise indicated.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(i)	Does not include expenses of underlying funds.
(j)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from the numerator are amounts relating to derivatives and in-kind transactions.
(k)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

Ratios/Supplemental data
			Ratios to average net assets (g)
Total return (d)(e)	Market price total return (d)(f)	Net assets, end of period	Net expenses (i)		Net investment income (loss) (c)	Expenses without waivers and reimbursements (i)		Portfolio turnover rate (d)(j)

11.02%	11.63%	$43,809,461	0.45%		2.33%	1.91%		44%
(9.54)	(9.46)	36,185,674	0.45	(h)	3.18	2.07	(h)	46

5.96	6.08	26,483,268	0.49	(h)	(0.49)	1.08	(h)	1

(0.23)	(0.09)	59,859,633	0.43	(h)	3.14	1.14	(h)	15

4.31	4.44	77,556,933	0.38		2.26	0.93		22
2.36	1.82	50,530,034	0.38		2.16	1.52		18
(0.62)	0.18	24,846,767	0.38	(h)	2.01	5.19	(h)	14

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	81

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net asset value, end of period	Market price, end of period
JPMorgan Diversified Return International Currency Hedged ETF
April 1, 2016 (a) through October 31, 2016	$25.00	$(0.07)	$1.39		$1.32	$—	$26.32	$26.34

JPMorgan Diversified Return International Equity ETF
Year Ended October 31, 2016	51.17	1.28	(1.37	)(d)	(0.09)	(1.08)	50.00	50.17
November 5, 2014 (a) through October 31, 2015	50.00	1.39	(0.07)		1.32	(0.15)	51.17	51.05

JPMorgan Diversified Return U.S. Equity ETF
Year Ended October 31, 2016	54.13	1.10	2.09	(d)	3.19	(0.26)	57.06	57.08
September 29, 2015 (a) through October 31, 2015	50.00	0.06	4.07		4.13	—	54.13	54.16

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
May 11, 2016 (a) through October 31, 2016	50.00	0.42	1.23		1.65	—	51.65	51.64

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by the timing of distributions from underlying funds.
(d)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(e)	Not annualized for periods less than one year.
(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(h)	Annualized for periods less than one year, unless otherwise indicated.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(j)	Does not include expenses of underlying funds.
(k)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from the numerator are amounts relating to derivatives and in-kind transactions.
(l)	Amount rounds to less than 0.1%.

SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

Ratios/Supplemental data
			Ratios to average net assets (h)
Total return (e)(f)	Market price total return (e)(g)	Net assets, end of period	Net expenses (j)		Net investment income (loss) (c)	Expenses without waivers and reimbursements (j)		Portfolio turnover rate (e)(k)

5.28%	5.36%	$26,316,114	0.49	%(i)	(0.49)%	1.14	%(i)	4%

(0.15)	0.41	470,042,716	0.43		2.56	0.75		27
2.65	2.40	92,113,607	0.43	(i)	2.72	1.33	(i)	20

5.92	5.90	125,538,258	0.29		1.95	0.90		22
8.26	8.32	10,826,623	0.29	(i)	1.20	5.75	(i)	—	(l)

3.30	3.28	36,153,888	0.34	(i)	1.69	1.02	(i)	15

SEE NOTES TO FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company.

The following are 8 separate funds of the Trust (collectively, the “Funds”) covered in this report:

Diversified/Non-Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return Europe Currency Hedged ETF	Diversified
JPMorgan Diversified Return Europe Equity ETF	Diversified
JPMorgan Diversified Return Global Equity ETF	Diversified
JPMorgan Diversified Return International Currency Hedged ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified

The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Emerging Markets Equity ETF”) commenced operations on January 7, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Emerging Diversified Factor Index.

The JPMorgan Diversified Return Europe Currency Hedged ETF (the “Europe Currency Hedged ETF”) commenced operations on April 1, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index.

The JPMorgan Diversified Return Europe Equity ETF (the “Europe Equity ETF”) commenced operations on December 18, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor Index.

The JPMorgan Diversified Return Global Equity ETF (the “Global Equity ETF”) commenced operations on June 16, 2014. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Diversified Factor Index.

The JPMorgan Diversified Return International Currency Hedged ETF (the “International Currency Hedged ETF”) commenced operations on April 1, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index.

The JPMorgan Diversified Return International Equity ETF (the “International Equity ETF”) commenced operations on November 5, 2014. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor Index.

JPMorgan Diversified Return U.S. Equity ETF (the “U.S. Equity ETF”) commenced operations on September 29, 2015. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Russell 1000 Diversified Factor Index.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “U.S. Mid Cap Equity ETF”) commenced operations on May 11, 2016. The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the Russell Midcap Diversified Factor Index.

J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as the Adviser and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM, and JPMIM became the Funds’ administrator under the Administration Agreement.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Funds’ shares may be different from their net asset value (“NAV”). The Funds issue and redeem their shares on a continuous basis, through SEI Investments Distribution Co. (the “Distributor” or “SIDCO”), at NAV in large blocks of shares, typically 100,000 shares for all funds, except for the Europe Currency Hedged ETF and the International Currency Hedged ETF which trade in blocks of 50,000 shares, referred to as “Creation Units.” Creation Units are issued and redeemed principally in-kind for a basket of securities and a cash amount which may be substituted in Funds with sizeable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

84	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of the U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments, including investments with equity reference obligations, are valued by applying an international fair value factor provided by an approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in mutual funds (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of report date.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

Emerging Markets Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$3,379,730	$—	$—	$3,379,730
Chile	491,113	—	—	491,113
China	—	8,295,517	—	8,295,517
Colombia	98,721	—	—	98,721
Czech Republic	—	126,034	—	126,034
Egypt	17,071	89,162	—	106,233
Greece	30,621	110,076	—	140,697
Hungary	16,290	117,953	—	134,243
Indonesia	—	2,515,015	—	2,515,015

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016 (continued)

Emerging Markets Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Malaysia	$1,003,790	$955,610	$—	$1,959,400
Mexico	958,118	—	—	958,118
Pakistan	—	19,257	—	19,257
Philippines	94,110	883,965	—	978,075
Poland	10,872	553,240	—	564,112
Russia	37,882	2,208,677	—	2,246,559
South Africa	345,664	2,776,651	—	3,122,315
Taiwan	—	8,699,729	—	8,699,729
Thailand	—	2,487,456	—	2,487,456
Turkey	—	673,024	—	673,024
United Arab Emirates	—	661,930	—	661,930
United States	43,339	—	—	43,339

Total Common Stocks	6,527,321	31,173,296	—	37,700,617

Exchange Traded Fund
India	3,744,243	—	—	3,744,243

Total Exchange Traded Fund	3,744,243	—	—	3,744,243

Preferred Stocks
Brazil	1,998,901	—	—	1,998,901
Chile	49,954	—	—	49,954
Colombia	78,835	—	—	78,835
Russia	—	128,724	—	128,724

Total Preferred Stocks	2,127,690	128,724	—	2,256,414

Total Investments in Securities	$12,399,254	$31,302,020	$—	$43,701,274

Transfers from level 2 to level 1 in the amount of $1,004,443 are due to the non-application of fair value factors to certain securities as of October 31, 2016. Transfers from level 1 to level 2 in the amount of $264,682 due to the application of fair value factors to certain securities as of October 31, 2016. There were no significant transfers between Level 3 and Level 2 during the year ended October 31, 2016.

Europe Currency Hedged ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$26,524,064	$—	$—	$26,524,064

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$993,074	$—	$993,074

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$55,414	$—	$55,414

There were no transfers between level 1 and level 2 during the year ended October 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Europe Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$541,718	$—	$541,718
Belgium	—	1,239,746	—	1,239,746
Denmark	—	1,711,434	—	1,711,434
Finland	—	2,956,635	—	2,956,635
France	—	8,337,907	—	8,337,907

86	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

Europe Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$7,615,908	$—	$7,615,908
Ireland	119,441	103,489	—	222,930
Italy	—	1,259,905	—	1,259,905
Luxembourg	—	251,477	—	251,477
Netherlands	—	2,896,756	—	2,896,756
Norway	—	1,614,023	—	1,614,023
Portugal	—	565,249	—	565,249
Spain	—	4,251,151	—	4,251,151
Sweden	—	3,588,285	—	3,588,285
Switzerland	—	6,801,078	—	6,801,078
United Kingdom	—	15,209,814	—	15,209,814

Total Common Stocks	119,441	58,944,575	—	59,064,016

Preferred Stocks
Germany	—	547,103	—	547,103

Total Preferred Stocks	—	547,103	—	547,103

Rights
Spain	2,888	—	—	2,888
Sweden	—	6,693	—	6,693

Total Rights	2,888	6,693	—	9,581

Total Investments in Securities	$122,329	$59,498,371	$—	$59,620,700

There were no transfers between level 1 and level 2 during the year ended October 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Global Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$6,462,964	$—	$6,462,964
Austria	—	168,533	—	168,533
Belgium	—	612,273	—	612,273
Canada	2,229,074	—	—	2,229,074
Denmark	—	671,233	—	671,233
Finland	—	685,554	—	685,554
France	—	3,229,012	—	3,229,012
Germany	—	2,217,301	—	2,217,301
Hong Kong	—	3,031,060	—	3,031,060
Israel	210,554	—	—	210,554
Italy	98,744	317,389	—	416,133
Japan	—	18,846,112	—	18,846,112
Netherlands	—	1,037,128	—	1,037,128
New Zealand	—	291,124	—	291,124
Norway	—	706,126	—	706,126
Portugal	—	223,384	—	223,384
Singapore	—	1,706,971	—	1,706,971
South Korea	—	7,001,688	—	7,001,688
Spain	—	1,422,610	—	1,422,610
Sweden	164,429	1,831,092	—	1,995,521
Switzerland	185,848	1,383,399	—	1,569,247

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	87

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016 (continued)

Global Equity ETF (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United Kingdom	$—	$2,358,981	$—	$2,358,981
United States	19,715,631	—	—	19,715,631

Total Common Stocks	22,604,280	54,203,934	—	76,808,214

Preferred Stock
Germany	—	100,254	—	100,254

Total Preferred Stock	—	100,254	—	100,254

Rights
Spain	3,309	—	—	3,309
Sweden	—	5,187	—	5,187

Total Rights	3,309	5,187	—	8,496

Total Investments in Securities	$22,607,589	$54,309,375	$—	$76,916,964

There were no significant transfers between level 1 and level 2 during the year ended October 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

International Currency Hedged ETF

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$26,351,706	$—	$—	$26,351,706

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$918,991	$—	$918,991

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$47,016	$—	$47,016

There were no transfers between level 1 and level 2 during the year ended October 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

International Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$40,337,266	$—	$40,337,266
Austria	—	2,594,742	—	2,594,742
Belgium	—	4,974,335	—	4,974,335
Denmark	—	6,634,873	—	6,634,873
Finland	—	8,674,280	—	8,674,280
France	—	23,424,737	—	23,424,737
Germany	—	19,125,324	—	19,125,324
Hong Kong	—	25,407,656	—	25,407,656
Ireland	1,256,148	—	—	1,256,148
Italy	1,058,123	4,314,526	—	5,372,649
Japan	—	126,102,383	—	126,102,383
Luxembourg	—	268,344	—	268,344
Netherlands	—	11,281,501	—	11,281,501
New Zealand	—	3,352,551	—	3,352,551
Norway	—	4,825,212	—	4,825,212
Portugal	—	2,664,884	—	2,664,884
Singapore	—	13,164,043	—	13,164,043
South Korea	—	44,233,324	—	44,233,324

88	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Spain	$—	$11,052,440	$—	$11,052,440
Sweden	—	12,886,508	—	12,886,508
Switzerland	62,048	9,320,886	—	9,382,934
United Kingdom	—	90,686,681	—	90,686,681

Total Common Stocks	2,376,319	465,326,496	—	467,702,815

Rights
Spain	28,783	—	—	28,783
Sweden	—	49,797	—	49,797

Total Rights	28,783	49,797	—	78,580

Short-Term Investment	1,161,468	—	—	1,161,468

Total Investments in Securities	$3,566,570	$465,376,293	$—	$468,942,863

There were no significant transfers between level 1 and level 2 during the year ended October 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

U.S. Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$20,196,163	$—	$—	$20,196,163
Consumer Staples	15,152,001	—	—	15,152,001
Energy	5,331,984	—	—	5,331,984
Financials	8,420,454	—	—	8,420,454
Health Care	17,708,424	—	—	17,708,424
Industrials	10,675,415	—	—	10,675,415
Information Technology	17,847,771	—	—	17,847,771
Materials	6,656,072	—	—	6,656,072
Real Estate	3,328,742	—	—	3,328,742
Telecommunication Services	1,577,938	—	—	1,577,938
Utilities	17,000,310	—	—	17,000,310

Total Common Stocks	123,895,274	—	—	123,895,274

Short-Term Investment	1,660,652	—	—	1,660,652

Total Investments in Securities	$125,555,926	$—	$—	$125,555,926

There were no transfers between level 1 and level 2 during the year ended October 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

U.S. Mid Cap Equity ETF

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,837,935	$—	$—	$5,837,935
Consumer Staples	2,595,673	—	—	2,595,673
Energy	1,313,428	—	—	1,313,428
Financials	3,155,667	—	—	3,155,667
Health Care	4,184,485	—	—	4,184,485
Industrials	4,193,429	—	—	4,193,429
Information Technology	5,237,452	—	—	5,237,452
Materials	2,305,267	—	—	2,305,267
Real Estate	2,006,861	—	—	2,006,861

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	89

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016 (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Telecommunication Services	$63,247	$—	$—	$63,247
Utilities	4,666,268	—	—	4,666,268

Total Common Stocks	35,559,712	—	—	35,559,712

Short-Term Investment	621,429	—	—	621,429

Total Investments in Securities	$36,181,141	$—	$—	$36,181,141

There were no transfers between level 1 and level 2 during the year ended October 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of October 31, 2016, the Funds had no investments in restricted securities other than securities sold to the Fund under Rule 144A.

C. Derivatives — Certain Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). Certain Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

(1). Forward Foreign Currency Exchange Contracts — The Europe Currency Hedged ETF and International Currency Hedged ETF may be exposed to foreign currency risks associated with portfolio investments and therefore used forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of October 31, 2016, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(2). Futures Contracts — The Emerging Markets Equity ETF used index futures to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes. The Emerging Markets Equity ETF also used index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation in the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Schedule of Portfolio Investments and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

90	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Summary of Derivatives Information

The following table presents the value of derivatives held as of October 31, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Europe Currency Hedged ETF

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$993,074

Gross Liabilities:
Foreign exchange contracts	Payables	$(55,414)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of October 31, 2016.

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Goldman Sachs	$993,074	$(55,414)	$—	$937,660

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty (not less than zero)
Goldman Sachs	$55,414	$(55,414)	$—	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following table presents the value of derivatives held as of October 31, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

International Currency Hedged ETF

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$918,991

Gross Liabilities:
Foreign exchange contracts	Payables	$(47,016)

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	91

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016 (continued)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of October 31, 2016.

Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty (not less than zero)
Goldman Sachs	$918,991	$(47,016)	$—	$871,975

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty (not less than zero)
Goldman Sachs	$47,016	$(47,016)	$—	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following tables present the effect of derivatives on the Statements of Operations for the period ended October 31, 2016, by primary underlying risk exposure:

Emerging Markets Equity ETF

	Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts		Futures Contracts
Futures contracts		$13,768

Europe Currency Hedged ETF

	Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts		$895,260

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$937,660

International Currency Hedged ETF

	Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts		$77,352

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$871,975

92	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

Derivatives Volume

The table below discloses the volume of the Fund’s forward foreign currency contracts activity for the period ended October 31, 2016. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Emerging Markets Equity ETF		Europe Currency Hedged ETF (a)	International Currency Hedged ETF (a)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$—		$11,432,467	$11,965,015
Average Settlement Value Sold	—		37,503,613	41,312,749
Ending Settlement Value Purchased	—		26,454,737	26,496,451
Ending Settlement Value Sold	—		53,971,742	53,538,667

Futures Contracts:
Average Notional Balance Long	157,868	(b)	—	—
Average Notional Balance Short	—		—	—
Ending Notional Balance Long	—		—	—
Ending Notional Balance Short	—		—	—

(a)	For the period April 1, 2016 through October 31, 2016.
(b)	For the period December 18, 2015 through January 7, 2016.

The Funds’ derivatives contracts held at October 31, 2016, are not accounted for as hedging instruments under GAAP.

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in the foreign exchange rates from changes in the market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. The reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

F. Investment Transactions with Affiliates — Europe Currency Hedged ETF, International Currency Hedged ETF, International Equity ETF, U.S. Equity ETF and U.S. Mid Cap Equity ETF invest in Underlying Funds and other ETFs advised by the Adviser or its affiliates.

An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. Included in the Realized Gain (Loss) amounts in the table below are distributions of realized capital gains, if any, received from the Underlying Funds and other ETFs advised by the Adviser or its affiliates:

		For the year ended October 31, 2016
Affiliate	Value at Beginning of Period	Purchase Cost	Sales Proceeds	Realized Gain(Loss)	Unrealized Gain(Loss)	Shares at October 31, 2016	Value at October 31, 2016	Dividend Income
Europe Currency Hedged ETF (a)
JPMorgan Diversified Return Europe Equity ETF	$—	$27,984,487	$340,083	$(2,253)	$(1,118,087)	531,225	$26,524,064	$—

International Currency Hedged ETF (a)
JPMorgan Diversified Return International Equity ETF	—	27,657,142	948,963	(11,021)	(345,452)	525,353	26,351,076	—

International Equity ETF
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	—	4,724,854	3,563,386	—	—	1,161,468	1,161,468	583
JPMorgan Prime Money Market Fund, Institutional Class Shares	—	4,318,032	4,318,032	—	—	—	—	—

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	93

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016 (continued)

		For the year ended October 31, 2016
Affiliate	Value at Beginning of Period	Purchase Cost	Sales Proceeds	Realized Gain(Loss)	Unrealized Gain(Loss)	Shares at October 31, 2016	Value at October 31, 2016	Dividend Income
U.S. Equity ETF
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	$—	$3,012,825	$1,352,173	$—	$—	1,660,652	$1,660,652	$277

U.S. Mid Cap Equity ETF (b)
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares	—	996,039	374,610	—	—	621,429	621,429	106

(a)	Commencement of operations was April 1, 2016.
(b)	Commencement of operations was May 11, 2016.

G. Offering and Organizational Costs — Total offering costs incurred in connection with the offering of shares of each Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Trust, if any, were recorded as an expense at the time the Fund commenced operations. Approximate total offering costs incurred by the Funds were as follows:

Emerging Markets Equity ETF	$23,456
Europe Currency Hedged ETF	39,482
Europe Equity ETF	5,373
International Currency Hedged ETF	79,240
International Equity ETF	16,301
U.S. Equity ETF	26,249
U.S. Mid Cap Equity ETF	14,049

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

I. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined as of October 31, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

94	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

The following amounts were reclassified within the capital accounts:

	Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Emerging Markets Equity ETF	$(1,383,421)	$14,142	$1,369,279
Europe Currency Hedged ETF	—	8,271	(8,271)
Europe Equity ETF	—	(17,899)	17,899
Global Equity ETF	—	27,037	(27,037)
International Currency Hedged ETF	—	13,150	(13,150)
International Equity ETF	—	18,388	(18,388)
U.S. Equity ETF	—	3,716	(3,716)
U.S. Mid Cap Equity ETF	—	4,465	(4,465)

The reclassifications for the Funds relate primarily to foreign currency gains or losses, investments in passive foreign investment companies, non-taxable dividends and redemptions in-kind.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of each Fund and is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Emerging Markets Equity ETF	0.44%
Europe Currency Hedged ETF	0.33%
Europe Equity ETF	0.30%
Global Equity ETF	0.24%
International Currency Hedged ETF	0.27%
International Equity ETF	0.24%
U.S. Equity ETF	0.23%
U.S. Mid Cap Equity ETF	0.24%

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.D.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.085% of the average daily net assets of each Fund in the Trust covered by the Administration Agreement.

The Administrator waived administration fees as outlined in Note 3.D.

C. Custodian and Transfer Agent Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, provides portfolio custody and transfer agency services to the Funds. The amounts paid directly to JPMCB by the Funds for custody services are included in the Custodian and Transfer Agent fees on the Statements of Operations. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Funds paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.

For the period ended October 31, 2016, the transaction fees paid by the Authorized Participants that were used to reimburse custodian fees were as follows:

Emerging Markets Equity ETF	$58,800
Europe Equity ETF	22,800
Global Equity ETF	38,500
International Equity ETF	158,400
U.S. Equity ETF	11,600
U.S. Mid Cap Equity ETF	4,500

Such amounts are included in expense reimbursements from non-affiliates in the Statement of Operations.

Restricted cash on the Statement of Assets and Liabilities is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	95

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016 (continued)

D. Waivers and Reimbursements — The Adviser has contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the below table:

Expense Cap
Emerging Markets Equity ETF	0.45%
Europe Currency Hedged ETF	0.49%
Europe Equity ETF	0.43%
Global Equity ETF	0.38%
International Currency Hedged ETF	0.49%
International Equity ETF	0.43%
U.S. Equity ETF	0.29%
U.S. Mid Cap Equity ETF	0.34%

The expense limitation agreements were in effect for the year ended October 31, 2016. The contractual expense limitation percentages in the table above are in place until at least February 28, 2019.

For the period ended October 31, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each Fund as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total	Contractual Reimbursements
Emerging Markets Equity ETF	$138,198	$26,697	$164,895	$235,924
Europe Currency Hedged ETF	45,710	11,774	57,484	33,742
Europe Equity ETF	114,484	32,437	146,921	102,761
Global Equity ETF	155,544	55,089	210,633	107,105
International Currency Hedged ETF	37,065	11,669	48,734	59,146
International Equity ETF	652,626	70,098	722,724	—
U.S. Equity ETF	105,392	38,923	144,315	123,898
U.S. Mid Cap Equity ETF	36,378	12,873	49,251	52,000

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser has agreed to waive the total expense ratio of the Underlying Funds.

The amount of the waivers resulting from investments in these money market funds as of October 31, 2016 were as follows:

U.S. Equity ETF	$26
U.S. Mid Cap Equity ETF	11

E. Related Party Transactions

The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. The Distributor has no role in determining the investment policies of the Funds or the securities that are purchased or sold by the Funds. SIDCO receives no fee for its distribution services under the Distribution Agreement. Although the Distributor does not receive any fees under the Distribution Agreement with the Trust, JPMIM pays the Distributor for certain distribution related services.

F. Other — Certain officers of the Trust are affiliated with the Adviser. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. The Funds, along with other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Funds’ Statements of Operations.

The Fund may use related party broker-dealers. For the year ended October 31, 2016, the Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:

Emerging Markets Equity ETF	$12,973
Europe Currency Hedged ETF	1,206
Europe Equity ETF	6,122
Global Equity ETF	9,314
International Currency Hedged ETF	1,026
International Equity ETF	61,521
U.S. Equity ETF	6,434
U.S. Mid Cap Equity ETF	4,152

96	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the period ended October 31, 2016, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Markets Equity ETF	$18,360,045	$13,970,440
Europe Currency Hedged ETF	2,336,893	340,082
Europe Equity ETF	8,481,769	6,793,291
Global Equity ETF	16,698,576	13,938,998
International Currency Hedged ETF	1,810,205	948,963
International Equity ETF	115,122,552	72,593,075
U.S. Equity ETF	11,532,454	10,519,425
U.S. Mid Cap Equity ETF	5,643,253	4,928,628

During the period ended October 31, 2016, there were no purchases or sales of U.S. Government securities.

For the period ended October 31, 2016, in-kind transactions associated with creations and redemptions were:

	In-Kind Purchases	In-Kind Sales	Realized Gain (Loss)
Emerging Markets Equity ETF	$8,317,223	$5,821,977	$(1,357,504)
Europe Currency Hedged ETF	25,647,594	—	—
Europe Equity ETF	59,456,518	—	—
Global Equity ETF	22,099,829	—	—
International Currency Hedged ETF	25,846,937	—	—
International Equity ETF	333,168,580	—	—
U.S. Equity ETF	113,451,061	—	—
U.S. Mid Cap Equity ETF	34,155,561	—	—

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at October 31, 2016 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity ETF	$43,832,329	$3,044,294	$(3,175,349)	$(131,055)
Europe Currency Hedged ETF	27,644,406	—	(1,120,342)	(1,120,342)
Europe Equity ETF	61,000,392	2,675,278	(4,054,970)	(1,379,692)
Global Equity ETF	73,799,201	7,167,305	(4,049,542)	3,117,763
International Currency Hedged ETF	26,713,274	—	(361,568)	(361,568)
International Equity ETF	466,442,278	26,504,944	(24,004,359)	2,500,585
U.S. Equity ETF	125,973,809	3,167,982	(3,585,865)	(417,883)
U.S. Mid Cap Equity ETF	35,404,526	1,796,967	(1,020,352)	776,615

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to investments in passive foreign investment companies, wash sale loss deferrals and investments in real estate investment trusts.

The tax character of distributions paid during the years ended October 31, 2016 and October 31, 2015 was as follows:

	Ordinary Income	Total Distributions Paid
Emerging Markets Equity ETF
2016	$1,050,480	$1,050,480
2015	—	—
Europe Equity ETF
2016	918	918
Global Equity ETF
2016	1,057,127	1,057,127
2015	288,042	288,042

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	97

NOTES TO FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016 (continued)

	Ordinary Income	Total Distributions Paid
International Equity ETF
2016	$2,154,090	$2,154,090
2015	44,215	44,215
U.S. Equity ETF
2016	130,025	130,025
2015	—	—

As of October 31, 2016, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Deferral Loss	Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	Other Temporary Differences (a)	Total Distributable Earnings (Accumulated Losses)
Emerging Markets Equity ETF	$667,287	$—	$(6,413,914)	—	$(129,021)	$—	$(5,875,648)
Europe Currency Hedged ETF	742,128	1,083,788	—	(67,904)	(182,682)	(930,655)	644,675
Europe Equity ETF	1,210,966	—	(174,492)	—	(1,381,930)	—	(345,456)
Global Equity ETF	1,421,014	—	(1,940,009)	—	3,109,301	—	2,590,306
International Currency Hedged ETF	403,711	547,901	—	(67,265)	510,407	(869,164)	525,590
International Equity ETF	7,437,438	—	(3,318,381)	—	2,456,766	—	6,575,823
U.S. Equity ETF	771,657	—	(125,254)	—	(417,883)	—	228,520
U.S. Mid Cap Equity ETF	260,771	—	(87,090)	—	776,615	—	950,296

(a)	Amounts primarily relate to mark-to-market on forward foreign currency exchange contracts.

As of October 31, 2016, the Funds had net capital loss carryforwards, with no expiration dates, as follows:

	Capital Loss Carryforward Character
	Short Term		Long-Term
Emerging Markets Equity ETF	$5,289,224		$1,124,690
Europe Equity ETF	174,492		—
Global Equity ETF	765,792		1,174,217
International Equity ETF	1,833,345	(b)	1,485,036	(b)
U.S. Equity ETF	92,850		32,404
U.S. Mid Cap Equity ETF	87,090		—

(b)	Subject to limitation under IRC section 382-384.

6. Capital Share Transactions

The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.

Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

98	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

As of October 31, 2016, the Adviser owned shares representing more than 10% of net assets of the following Funds:

% Ownership
Emerging Markets Equity ETF	53%
Europe Currency Hedged ETF	97%
Europe Equity ETF	43%
Global Equity ETF	33%
International Currency Hedged ETF	96%
U.S. Equity ETF	53%
U.S. Mid Cap Equity ETF	71%

Furthermore, as of October 31, 2016, the Europe Currency Hedged ETF owned approximately 44% of the shares outstanding of the Europe Equity ETF.

Significant transactions by these shareholders may impact the Fund’s performance.

Each Fund may have elements of risk not typically associated with investment in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on a Fund’s benchmark index (each an “underlying index”). Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of October 31, 2016, the following Funds had non-U.S. country allocations representing greater than 10% of total investments as follows:

	Brazil	China	France	Germany	Japan	Switzerland	Taiwan	United Kingdom
Emerging Markets Equity ETF	12.2%	19.0%	—%	—%	—%	—%	19.9%	—%
Europe Equity ETF	—	—	14.0	13.7	—	11.4	—	24.7
Global Equity ETF	—	—	—	—	24.5	—	—	—
International Equity ETF	—	—	—	—	26.9	—	—	19.3

With the exception of U.S. Equity ETF and U.S. Mid Cap Equity ETF, as of October 31, 2016, a significant portion of the net assets of the Funds noted in the table above consisted of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Premium/Discount Risk — Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

Index Tracking Risk — A Fund may not track the return of the underlying index for a number of reasons and therefore may not achieve its investment objective. For example, each Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, a Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return differs from the return of the underlying index.

Counterparty Risk — The Funds are subject to counterparty risk, which is the risk that a counterparty will not fulfill its contractual obligations arising from agreements with the Funds such as forward foreign currency exchange contracts.

Derivatives Risk — Derivatives and futures may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing a Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose a Fund to counterparty risk including the credit risk of the derivative counterparty.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	99

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and the Shareholders of JPMorgan Diversified Return Emerging

Markets Equity ETF, JPMorgan Diversified Return Europe Currency Hedged ETF, JPMorgan Diversified Return Europe Equity ETF,

JPMorgan Diversified Return Global Equity ETF, JPMorgan Diversified Return International Currency Hedged ETF, JPMorgan Diversified Return International Equity ETF, JPMorgan Diversified Return U.S. Equity ETF and JPMorgan Diversified Return U.S. Mid Cap Equity ETF:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Europe Currency Hedged ETF, JPMorgan Diversified Return Europe Equity ETF, JPMorgan Diversified Return Global Equity ETF, JPMorgan Diversified Return International Currency Hedged ETF, JPMorgan Diversified Return International Equity ETF, JPMorgan Diversified Return U.S. Equity ETF and JPMorgan Diversified Return U.S. Mid Cap Equity ETF (each a separate fund of J.P. Morgan Exchange-Traded Fund Trust) (the “Funds”) as of October 31, 2016, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP

New York, New York

December 21, 2016

100	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SUPPLEMENTAL INFORMATION

FOR THE PERIODS INDICATED (Unaudited)

The table below indicates the number of trading days in which the Funds traded within the range of the premium/discount noted. The number of days in each range is also shown as a percentage of the total trading days for the period covered in the table. All information within the table is based on historical performance. Past performance cannot be used to predict future results. Shareholders may pay more than NAV when they buy fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market prices.

	Emerging Markets Equity ETF (a)		Europe Currency Hedged ETF (b)		Europe Equity ETF (c)
Range of Premium/(Discount)	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Greater than 2.0% and Less than or equal to 2.5%	—	—%	1	0.68%	—	—%
Greater than 1.5% and Less than or equal to 2.0%	3	0.65%	2	1.35%	—	—%
Greater than 1.0% and Less than or equal to 1.5%	21	4.57%	1	0.68%	1	0.45%
Greater than 0.5% and Less than or equal to 1.0%	148	32.17%	2	1.35%	21	9.55%
Between 0.5% and –0.5%	163	35.44%	137	92.55%	198	90.00%
Less than –0.5% and greater than or equal to –1.0%	93	20.22%	2	1.35%	—	—%
Less than –1.0% and greater than or equal to –1.5%	26	5.65%	1	0.68%	—	—%
Less than –1.5% and greater than or equal to –2.0%	6	1.30%	1	0.68%	—	—%
Less than –4.0% and greater than or equal to –4.5%	—	—%	1	0.68%	—	—%

	460	100.00%	148	100.00%	220	100.00%

	Global Equity ETF (d)		International Currency Hedged ETF (b)		International Equity ETF (e)
Range of Premium/(Discount)	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Greater than 1.0% and Less than or equal to 1.5%	—	—%	—	—%	1	0.20%
Greater than 0.5% and Less than or equal to 1.0%	39	6.48%	—	—%	130	25.95%
Between 0.5% and –0.5%	560	93.02%	148	100.00%	367	73.25%
Less than –0.5% and greater than or equal to –1.0%	2	0.33%	—	—%	3	0.60%
Less than –1.0% and greater than or equal to –1.5%	1	0.17%	—	—%	—	—%

	602	100.00%	148	100.00%	501	100.00%

	U.S. Equity ETF (f)		U.S. Mid Cap Equity ETF (g)
Range of Premium/(Discount)	Day Count	Percentage	Day Count	Percentage
Between 0.5% and –0.5%	276	100.00%	118	100.00%

	276	100.00%	118	100.00%

(a)	For the period January 7, 2015 (fund inception date) to October 31, 2016.
(b)	For the period April 1, 2016 (fund inception date) to October 31, 2016.
(c)	For the period December 18, 2015 (fund inception date) to October 31, 2016.
(d)	For the period June 16, 2014 (fund inception date) to October 31, 2016.
(e)	For the period November 5, 2014 (fund inception date) to October 31, 2016.
(f)	For the period September 29, 2015 (fund inception date) to October 31, 2016.
(g)	For the period May 11, 2016 (fund inception date) to October 31, 2016.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	101

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Funds Trustees and is available, without charge, upon request by calling 1-844-457-6383 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth; Positions With the Funds since)	Principal Occupation During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held During the Past 5 Years
Independent Trustees

Gary L. French (1951); Trustee of the Trust since 2014	Real Estate Investor (2011-present); Senior Consultant for the Regulatory Fundamentals Group LLC (2011-present); Senior Vice President-Fund Administration, State Street Corporation (2002-2010).	14	Independent Trustee, The China Fund, Inc. (2013-present); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).

Robert J. Grassi (1957); Trustee of the Trust since 2014	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Coming Incorporated (2002-2012).	14	None.

Thomas P. Lemke (1954); Trustee of the Trust since 2014	Retired; Executive Vice President and General Counsel, Legg Mason (2005-2013).	14	Independent Trustee of AXA Premier VIP Trust (2014-present); SEI family of funds, Independent Trustee of The Advisors’ Inner Circle III Funds (5 portfolios) (2014-present); Independent Trustee of O’Connor EQUUS (2014-present); Independent Trustee of Winton Series Trust (2014-present); Independent Director of The Victory Funds (or their predecessor funds) (35 portfolios) (2014-2015).

Lawrence R. Maffia (1950); Trustee of the Trust since 2014	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	14	Director, ICI Mutual Insurance Company (1999-2013).

Emily A. Youssouf (1951); Trustee of the Trust since 2014	Clinical Professor, NYU Schack Institute of Real Estate (2009-present); Board Member, NYC Health and Hospitals Corporation (2005-present); Board Member and Member of The Audit Committee and Related Parties Committee, PennyMac Financial Services, Inc. (2013-present)	14	Trustee, NYC School Construction Authority (2009-present); Board Member, NYS Job Development Authority (2008-present); Trustee (2015-present) and Chair of the Audit Committee (2015-present) of the Transit Center; Vice Chair (2011-2013) and Board Member (2013-present) of New York City Housing Authority.
Interested Trustee

Robert Deutsch (2) (1957); Trustee of the Trust since 2014	Head of the Global ETF Business for JPMorgan Asset Management (2013-present); Head of the Global Liquidity Business for JPMorgan Asset Management (2003-2013).	14	None

(1)	A Fund complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. Eleven Funds are currently operating and three additional series are in registration and three additional series have been created and will be registered in the future.

(2)	Mr. Deutsch is an interested trustee because he is an employee of the Adviser.

102	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Robert F. Deutsch (1957), President and Principal Executive Officer (2014)*	Managing Director, global head of J.P. Morgan Asset Management’s Exchange Traded Funds and a member of the J.P. Morgan Global Funds Operating Committee. Previously, head of the Global Liquidity Business from 2003 to 2013 and National Sales Manager for J.P. Morgan’s U.S. Mutual Funds Business prior to 2003.

Lauren A. Paino (1973), Treasurer and Principal Financial Officer (2015)***	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; Director, Credit Suisse Asset Management (2000-2013); Manager, PricewaterhouseCoopers LLP (1995-2000).

Paul Shield (1960), Vice President and Assistant Treasurer (2016)	Managing Director and head of Business Management for JPMorgan Asset Management’s Exchange Traded Fund platform since 2013. Senior Global Product Manager of Alternative Investments for BNY Mellon from 2011 to 2013 and Global Product Head for Exchange Traded Funds at JPMorgan Chase Bank from 2008 to 2011.

Brian S. Shlissel (1964), Vice President (2016)	Managing Director and Chief Administrative Officer, leads the JPMorgan U.S. Platform Management Team for JPMorgan’s pooled vehicles, including ETFs and mutual funds since 2014. Prior to joining JPMorgan in 2014, President and Chief Executive Officer for Mutual Funds and Head of Mutual Fund Services for Allianz Global Investors.

Frank J. Nasta (1964), Secretary (2014)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2014)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2014)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2014)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2014)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011; Associate Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006-2011.

Carmine Lekstutis (1980), Assistant Secretary (2014)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagler & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2014)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2010 to February 2014; Associate, Ropes & Gray (law firm) from 2008 to 2010.

Pamela L. Woodley (1971), Assistant Secretary (2014)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Frederick J. Cavaliere (1978), Assistant Treasurer (2015)***	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; formerly Vice President, JPMorgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2011; formerly Vice President of J.P. Morgan Investment Management Inc. 2010-2011. Mr. Cavaliere has been with JPMorgan since May 2006.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2014)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; formerly Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from 2012 to 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Julie A. Roach (1971), Assistant Treasurer (2014)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Jason Ronca (1978), Assistant Treasurer (2014)****	Vice President, Assistant Treasurer and ETF Platform Manager for J.P. Morgan Asset Management since 2014. ETF Product Manager for Corporate Investment Bank responsible for setting the strategy and control agenda for the ETF servicing business from 2010 to May 2014; Prior to 2010, a Vice President in Fund Accounting within J.P. Morgan Investor Services, supporting a series of U.S. registered mutual funds.

*	The contact address for the officer is 500 Stanton Christiana Road, Newark, DE 19173.
**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.
***	The contact address for the officer is 4 New York Plaza, New York, NY 10004.
****	The contact address for the officer is One Beacon Street, Boston, MA 02108.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	103

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses, in addition to brokerage commissions on your purchases and sales of Fund shares. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period May 1, 2016 and continued to hold your shares at the end of the reporting period, October 31, 2016.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Annualized Expense Ratios	Expenses Paid During Period
JPMorgan Diversified Return Emerging Markets Equity ETF
Actual Fund Return	$1,000.00	$1,095.40	0.45%	$2.37
Hypothetical 5% Return (1)	1,000.00	1,022.87	0.45	2.29

JPMorgan Diversified Return Europe Currency Hedged ETF
Actual Fund Return	$1,000.00	$1,048.30	0.49%	$2.50
Hypothetical 5% Return (1)	1,000.00	1,022.67	0.49	2.46

JPMorgan Diversified Return Europe Equity ETF
Actual Fund Return	$1,000.00	$963.50	0.43%	$2.12
Hypothetical 5% Return (1)	1,000.00	1,022.97	0.43	2.19

JPMorgan Diversified Return Global Equity ETF
Actual Fund Return	$1,000.00	$1,018.10	0.38%	$1.93
Hypothetical 5% Return (1)	1,000.00	1,022.23	0.38	1.93

JPMorgan Diversified Return International Currency Hedged ETF
Actual Fund Return	$1,000.00	$1,051.10	0.49%	$2.53
Hypothetical 5% Return (1)	1,000.00	1,022.67	0.49	2.49

JPMorgan Diversified Return International Equity ETF
Actual Fund Return	$1,000.00	$998.00	0.43%	$2.16
Hypothetical 5% Return (1)	1,000.00	1,022.97	0.43	2.19

JPMorgan Diversified Return U.S. Equity ETF
Actual Fund Return	$1,000.00	$1,026.60	0.29%	$1.48
Hypothetical 5% Return (1)	1,000.00	1,023.68	0.29	1.48

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Actual Fund Return (2)	$1,000.00	$1,033.00	0.34%	$1.63
Hypothetical 5% Return (1)	1,000.00	1,023.43	0.34	1.73

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 173/366 (to reflect the period since the commencement of operations).

104	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TAX LETTER

(Unaudited)

Certain tax information for the JPMorgan ETFs is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Dividends Received deductions

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the 70% dividends received deductions for corporate shareholders for the fiscal year ended October 31, 2016.

Dividends Received Deduction
Emerging Markets Equity ETF	0.73%
Europe Equity ETF	0.00%
Global Equity ETF	20.71%
International Equity ETF	0.11%
U.S. Equity ETF	99.77%

Foreign Source Income and Foreign Tax Credit Pass Through

For the fiscal year ended October 31, 2016, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:

	Gross Income	Foreign Tax Pass Through
Emerging Markets Equity ETF	$1,004,707	$119,244
Europe Equity ETF	1,527,700	93,679
Global Equity ETF	1,859,668	117,629
International Equity ETF	8,734,007	405,257

Qualified Dividend Income (QDI)

Each fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended October 31, 2016:

Qualified Dividend Income
Emerging Markets Equity ETF	$665,042
Europe Equity ETF	94,597
Global Equity ETF	1,135,562
International Equity ETF	2,498,023
U.S. Equity ETF	129,726

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	105

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENT

(Unaudited)

For the JPMorgan Diversified Return U.S. Mid Cap Equity ETF

On March 23 – 24, 2016, the Board of the Trust, a statutory Trust organized under the laws of the State of Delaware, held an in-person meeting and approved the initial Investment Advisory Agreement (“Agreement”) for the JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “Fund”). The approval included the approval of a majority of Trustees who are not interested persons of the Trust or the Adviser. Such Trustees are considered Independent Trustees as defined by the 1940 Act. In connection with the approval of the Agreement for the Fund, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Agreement, the Trustees reviewed the Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Agreement. The Trustees also discussed the proposed Agreement in an executive session with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Agreement for the Fund.

The Trustees considered information provided with respect to the Fund and the approval of the Agreement. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the Agreement was fair and reasonable and that the initial approval of the Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the initial Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Agreement, as well as other relevant information furnished for the Trustees. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and the underlying indices for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the Trust’s lineup, and how it will be positioned against identified peers.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser gained from experience as Trustees of the Trust and in the financial industry. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Trust, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Trust.

The Trustees also considered that the fees that the Administrator, an affiliate of the Adviser, will earn from the Fund for providing administrative services. The Trustees also considered the fees paid to JPMCB, also an affiliate of the Adviser, for custody, transfer agency and other related services. The Trustees also considered that any fall-out or ancillary benefits would be comparable to those related to the other actively managed funds in the complex.

Economies of Scale

The Trustees considered the extent to which the Fund will benefit from economies of scale. The Trustees noted that neither the proposed investment advisory fee schedule nor the proposed administration agreement for the Fund contains breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints. With respect to the administration agreement, the Trustees also considered the fact that the Fund would benefit from economies of scale for the broader J.P. Morgan mutual fund complex because the administration fee had been set at a level consistent with the lower effective rate of the mutual funds, which includes breakpoints. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Fund will generally benefit from the lower expense ratios that resulted from these factors.

Investment Performance

The Trustees considered the Fund’s investment strategy and processes, including the fact that the Fund seeks performance that closely corresponds to its Index, the portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

106	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENT

(continued)

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to the fees charged to mutual funds with similar investment objectives or in similar asset classes managed by the Adviser, as well as information prepared by Broadridge, using data from Lipper Inc., independent providers of investment company data, concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees also noted that the Adviser does not currently manage mutual funds or institutional accounts with the same or substantially similar strategies proposed for the Fund. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	107

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. October 2016.	AN-DAETF-1016

Annual Report

JPMorgan Exchange-Traded Funds

October 31, 2016

JPMorgan Diversified Alternatives ETF

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

Shares are bought and sold throughout the day on an exchange at market price (not NAV) through a brokerage account, and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

PRESIDENT’S LETTER

OCTOBER 31, 2016 (Unaudited)

Dear Shareholder,

I am pleased to report that all of our J.P. Morgan Exchange-Traded Funds met their objectives this past year, with returns closely corresponding to those of their diversified factor benchmarks, after fees and expenses. Three of the four funds with track records of one year or more — JPMorgan Diversified Return Global Equity (JPGE), JPMorgan Diversified Return International Equity (JPIN) and JPMorgan Diversified Return U.S. Equity (JPUS) — outperformed their corresponding capitalization-weighted indexes. The fourth, Diversified Return Emerging Markets Equity (JPEM), lagged behind its market capitalization-weighted index by less than 0.25% but still had double-digit returns. The potential benefits of our approach have gained industrywide recognition. Fund Action named our Diversified Return Global Equity ETF (JPGE) as the “Most Innovative Equity ETF.”1 Perhaps even more gratifying is the confidence ETF investors have placed in us. Cogent Reports’ 2016 Advisor Brandscape ranked us among the most trusted ETF providers.2 We believe the honor acknowledges an integrity that has endured since our firm’s founding, and it underscores our foremost commitment to our clients. In another confirmation of the appeal of our investment approach, our suite of ETFs reached a milestone of $1 billion in assets under management in early December.

“The potential benefits of our approach have gained industrywide recognition.” - Robert F. Deutsch

Investment implications of an unprecedented election

Over the past year coming into the fall’s U.S. presidential election, many professional economists looked on the economy as a healthy tortoise — fundamentally sound despite its gradual pace — not the sickly hare that worried markets even as stock valuations climbed. The unexpected election result has upset the economists’ relatively confident calculations. Consensus has given way to uncertainty.

Will the fiscal stimulus and tax reform that the incoming administration has talked about become the law of the land? If so, will they revive the hare or induce inflationary fever in the tortoise? Questions so basic about the direction of policy and the economic shifts it might imply almost inevitably invite periods of market volatility.

A steady course for the road ahead

We have built our “smart beta” ETFs to provide a smoother ride during volatile periods and to diversify unrewarded risks. The multi-factor stock selection process for J.P. Morgan ETFs’ underlying indexes seeks to identify stocks that exhibit the factors that drive returns, such as momentum or mispriced valuation. We have combined these factors into our suite of ETFs which are geared to avoid cyclical movement in asset prices. To continue our example, if mispriced stocks underperform, we might expect the market to favor momentum exposures of the ETF’s underlying index.

The same kind of systematic diversification informs our technique for handling risk. By maintaining a neutral risk weighting across economic sectors. The ETF underlying indexes seek to avoid a concentration in overvalued segments of the market, which we believe is the primary flaw in traditional equity index funds.

We are grateful for your belief in our firm and its process. We have extended our range of factor-based ETF investments in recent months with the JPMorgan Diversified Return U.S. Mid Cap Equity ETF (JPME) and an active ETF, the JPMorgan Diversified Alternatives ETF (JPHF). We believe JPHF bears especially close watching.3 We feel this new ETF can take portfolio diversification, one of the most valued features of our ETFs, to the next level.

If you have any questions, please visit www.jpmorganetfs.com or call J.P. Morgan Exchange Traded Funds at 1-844-457-6383.

Sincerely yours,

Robert F. Deutsch

President, J.P. Morgan Exchange Traded Funds

J.P. Morgan Asset Management

[1]

Fund Action ETF US Performance Awards 2016: The ETF awards are judged based on performance and/or asset flows over a 12 month period ending in September 2015. Data from earlier periods can be used to provide context, but will not be central to the judging decision. As well as performance data, judges will also consider the management firm’s and fund’s reputation in the market place — will give credit to managers who have shown innovation in new products and fee offerings, etc. Only Funds with their management/advisory company or team based in the U.S. or Canada are eligible for the awards. The awards will only be given to those firms who can demonstrate solid performance, positive asset flows and real credibility among advisors and investors. There is no minimum asset size required for any category. Past performance is not a guarantee of future performance.

[2]	Cogent Reports conducted an online survey with 1,460 financial advisors from January to March of 2016. In order to qualify, respondents were required to have an active book of business of at least $5 million and offer investment advice or planning services to individual investors on a fee or transactional basis. Cogent Reports set quota targets and weighted the data to be representative of the overall advisor universe using the Discovery Data Financial Services Industry database as a sample source. The survey results were published in June 2016. Past performance is not a guarantee of future performance.
[3]

Diversification does not guarantee returns or eliminate the risk of loss. There is no guarantee the Fund will meet its investment objective. JPMorgan Diversified Alternatives ETF is actively managed and will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs and the possibility of increased capital gains. Alternative investments and strategies involve higher risks than traditional investments and are not suitable for all investors.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	1

JPMorgan Diversified Alternatives ETF

FUND COMMENTARY

FOR THE PERIOD SEPTEMBER 12, 2016 (FUND INCEPTION DATE) THROUGH OCTOBER 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
JPMorgan Diversified Alternatives ETF*	1.44%
Market Price**	1.68%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.07%

Net Assets as of 10/31/2016	$51,977,433

INVESTMENT OBJECTIVE***

The JPMorgan Diversified Alternatives ETF (the “Fund”) seeks to provide long-term total return.

INVESTMENT APPROACH

The Fund seeks to achieve its investment objective by allocating assets across a variety of strategies commonly employed by hedge funds, including Equity Long/Short, Event Driven and Global Macro Based strategies. The Fund seeks to achieve the efficiency of rules-based investing with the diversification benefits of alternative strategies without replicating an index.

HOW DID THE MARKET PERFORM?

During the reporting period, global prices for both equities and crude oil remained elevated from previous months and financial market volatility remained low. Notably, crude oil prices reached 15-month highs in October 2016 amid expectations that the Organization of Petroleum Exporting Countries would agree to production caps that would reduce global inventories.

HOW DID THE FUND PERFORM?

For the period September 12, 2016 to October 31, 2016, the Fund posted a positive absolute performance and experienced a deviation of 1.37% relative to its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Fund’s allocation to equities, which are not held in the Index, was a leading contributor to performance relative to the Index. References to the Index and to other indexes mentioned herein are for informational purposes and are not an indication of how the Fund is managed. The use of the Index does not imply the Fund is being managed like the Index and does not imply low risk or low volatility, but rather is disclosed, along with other indexes, to allow for comparison of the Fund’s performance to that of well-known and widely recognized indexes.

On an absolute basis, the Fund’s allocations to value and quality factors within the Equity Long/Short sub-strategy were leading contributors to performance for the reporting period, while the Fund’s allocations to fixed income and commodity factors within the Global Macro Based sub-strategy were leading detractors from performance.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund’s largest allocation was to the Equity Long/Short sub-strategy, while the smallest allocation was to the Event Driven sub-strategy.

2	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

RISK ALLOCATION AS OF OCTOBER 31, 2016
Strategy	% of Risk Allocation****

Equity Long/Short (1)	51%
Event Driven (2)	20
Global Macro (3)	29

TOP TEN LONG HOLDINGS OF THE PORTFOLIO (a)

1.	Ingram Micro, Inc., Class A	1.0%
2.	B/E Aerospace, Inc.	1.0
3.	NXP Semiconductors NV (Netherlands)	1.0
4.	Westar Energy, Inc.	1.0
5.	Rackspace Hosting, Inc.	0.9
6.	Joy Global, Inc.	0.9
7.	CST Brands, Inc.	0.9
8.	Talen Energy Corp.	0.9
9.	Fleetmatics Group plc (Ireland)	0.9
10.	WhiteWave Foods Co. (The), Class A	0.9

TOP TEN SHORT HOLDINGS OF THE PORTFOLIO (a)
1.	New York Community Bancorp, Inc.	0.8%
2.	AT&T, Inc.	0.6
3.	Canadian Imperial Bank of Commerce (Canada)	0.5
4.	Tabcorp Holdings Ltd. (Australia)	0.4
5.	Lions Gate Entertainment Corp.	0.3
6.	Abbott Laboratories	0.3
7.	British American Tobacco plc (United Kingdom)	0.3
8.	FNB Corp.	0.3
9.	Netflix, Inc.	0.2
10.	STMicroelectronics NV (Netherlands)	0.2

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $25.35 as of October 31, 2016.
**	Market price cumulative return is calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on the NYSE Arca. The midpoint price was $25.42 as of October 31, 2016.
***	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
****	Risk allocations are calculated as the standard deviation (volatility of an asset class) divided by the overall volatility of the Fund. Risk, as measured by standard deviation, shows how widely a set of values varies from the mean. It is a historical measure of the volatility of returns earned by the Fund. The percentages above represent the current risk allocation based on the Fund’s holdings as of October 31, 2016 and are not representative of the targeted equal risk allocation across asset classes over the long term. Holdings and allocations may vary over time.
(1)	Equity Long/Short strategies seek to profit by exploiting pricing inefficiencies between related equity securities by maintaining long and short positions.
(2)	Event Driven strategies seek to profit from investing in securities of companies on the basis that a specific event or catalyst will affect future pricing. For example, merger arbitrage strategies seek to capitalize on price discrepancies and returns generated by a corporate transaction.
(3)	Global Macro Based strategies aim to exploit macro-economic imbalances across the globe. These strategies may be implemented through a broad range of asset classes including, but not limited to, equities, fixed income, currency and commodities.
(a)	Percentages indicated are based upon total investments plus the current value of the total net long and short positions within each Total Return Basket Swap as of October 31, 2016. The Fund’s portfolio composition is subject to change.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	3

JPMorgan Diversified Alternatives ETF

FUND COMMENTARY

FOR THE PERIOD SEPTEMBER 12, 2016 (FUND INCEPTION DATE) THROUGH OCTOBER 31, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2016

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Diversified Alternatives ETF
Net Asset Value	9/12/2016	1.44%
Market Price		1.68

LIFE OF FUND PERFORMANCE (9/12/16 TO 10/31/16)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-844-457-6383.

Fund commenced operations on September 12, 2016.

The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Alternatives ETF and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index from September 12, 2016 to October 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index. The Fund is actively managed and does not seek to replicate the performance of a specified index.

The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption or sale of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 47.3%
	Consumer Discretionary — 8.0%
	Auto Components — 0.3%
858	Lear Corp.	105,345
700	Visteon Corp. (a)	49,427

		154,772

	Distributors — 0.2%
1,022	Genuine Parts Co.	92,583

	Diversified Consumer Services — 0.1%
1,400	Sotheby’s (a)	50,232

	Hotels, Restaurants & Leisure — 1.4%
2,900	Bloomin’ Brands, Inc.	50,170
1,606	Darden Restaurants, Inc.	104,053
4,400	Hilton Worldwide Holdings, Inc.	99,440
1,000	Hyatt Hotels Corp., Class A (a)	50,790
500	Jack in the Box, Inc.	46,865
4,700	La Quinta Holdings, Inc. (a)	47,047
800	Marriott Vacations Worldwide Corp.	50,864
400	McDonald’s Corp.	45,028
1,800	SeaWorld Entertainment, Inc. (a)	25,218
1,486	Wyndham Worldwide Corp.	97,838
1,100	Yum! Brands, Inc.	94,908

		712,221

	Household Durables — 0.5%
3,459	DR Horton, Inc.	99,723
1,200	iRobot Corp. (a)	60,840
621	Whirlpool Corp.	93,038

		253,601

	Media — 1.8%
1,808	CBS Corp. (Non-Voting), Class B	102,369
1,534	Comcast Corp., Class A	94,832
5,992	Discovery Communications, Inc., Class C (a)	150,459
4,441	Interpublic Group of Cos., Inc. (The)	99,434
1,217	Omnicom Group, Inc.	97,141
1,617	Scripps Networks Interactive, Inc., Class A	104,070
5,000	TEGNA, Inc.	98,100
1,258	Time Warner, Inc.	111,949
2,789	Viacom, Inc., Class B	104,755

		963,109

	Multiline Retail — 0.3%
1,100	Big Lots, Inc.	47,740
1,471	Target Corp.	101,102

		148,842

SHARES	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — 3.0%
2,900	American Eagle Outfitters, Inc.	49,416
900	Asbury Automotive Group, Inc. (a)	45,855
4,800	Ascena Retail Group, Inc. (a)	23,472
7,185	Cabela’s, Inc. (a)	442,668
700	Children’s Place, Inc. (The)	53,165
9,986	CST Brands, Inc.	479,528
1,778	Dick’s Sporting Goods, Inc.	98,946
2,400	DSW, Inc., Class A	49,848
900	Genesco, Inc. (a)	48,420
2,500	GNC Holdings, Inc., Class A	33,575
800	Group 1 Automotive, Inc.	48,216
1,405	Lowe’s Cos., Inc.	93,643
700	Murphy USA, Inc. (a)	48,146
1,800	Vitamin Shoppe, Inc. (a)	45,090

		1,559,988

	Textiles, Apparel & Luxury Goods — 0.4%
2,142	Michael Kors Holdings Ltd. (British Virgin Islands) (a)	108,771
897	PVH Corp.	95,961

		204,732

	Total Consumer Discretionary	4,140,080

	Consumer Staples — 4.5%
	Beverages — 0.4%
1,143	Dr. Pepper Snapple Group, Inc.	100,344
943	PepsiCo, Inc.	101,090

		201,434

	Food & Staples Retailing — 1.5%
2,715	Andersons, Inc. (The)	103,306
58,494	Rite Aid Corp. (a)	392,495
19,400	SUPERVALU, Inc. (a)	83,226
2,044	Sysco Corp.	98,357
1,464	Wal-Mart Stores, Inc.	102,509

		779,893

	Food Products — 2.2%
1,821	Campbell Soup Co.	98,953
4,229	ConAgra Foods, Inc.	203,753
1,605	General Mills, Inc.	99,478
748	Ingredion, Inc.	98,115
746	JM Smucker Co. (The)	97,957
1,387	Tyson Foods, Inc., Class A	98,269
8,565	WhiteWave Foods Co. (The), Class A (a)	466,707

		1,163,232

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	5

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Household Products — 0.2%
1,132	Procter & Gamble Co. (The)	98,258

	Tobacco — 0.2%
1,603	Altria Group, Inc.	105,990

	Total Consumer Staples	2,348,807

	Energy — 1.0%
	Energy Equipment & Services — 0.4%
1,438	Helmerich & Payne, Inc.	90,752
1,225	Schlumberger Ltd. (Curacao)	95,832

		186,584

	Oil, Gas & Consumable Fuels — 0.6%
991	Chevron Corp.	103,807
1,154	Exxon Mobil Corp.	96,152
1,400	Halcon Resources Corp. (a)	12,530
600	SandRidge Energy, Inc. (a)	13,818
1,855	Valero Energy Corp.	109,890

		336,197

	Total Energy	522,781

	Financials — 3.5%
	Banks — 0.3%
1,500	Banc of California, Inc.	19,950
2,800	CIT Group, Inc.	101,724
4,200	Investors Bancorp, Inc.	51,492

		173,166

	Consumer Finance — 0.5%
10,786	Navient Corp.	137,845
2,542	Nelnet, Inc., Class A	99,595

		237,440

	Insurance — 2.2%
1,415	Aflac, Inc.	97,451
800	American International Group, Inc.	49,360
600	Assurant, Inc.	48,312
40,805	Delta Lloyd NV (Netherlands)	246,518
3,902	Endurance Specialty Holdings Ltd. (Bermuda)	358,789
517	Everest Re Group Ltd. (Bermuda)	105,220
2,100	MetLife, Inc.	98,616
2,771	Unum Group	98,093
1,500	XL Group Ltd. (Bermuda)	52,050

		1,154,409

	Thrifts & Mortgage Finance — 0.5%
9,906	EverBank Financial Corp.	191,285
3,500	Nationstar Mortgage Holdings, Inc. (a)	52,885

		244,170

	Total Financials	1,809,185

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care — 4.1%
	Health Care Equipment & Supplies — 1.5%
6,974	Alere, Inc. (a)	311,598
457	C.R. Bard, Inc.	99,023
1,199	Medtronic plc (Ireland)	98,342
2,037	Varian Medical Systems, Inc. (a)	184,817
787	Zimmer Biomet Holdings, Inc.	82,950

		776,730

	Health Care Providers & Services — 1.5%
910	Aetna, Inc.	97,688
2,147	Express Scripts Holding Co. (a)	144,708
732	Laboratory Corp. of America Holdings (a)	91,749
616	McKesson Corp.	78,337
1,199	Quest Diagnostics, Inc.	97,647
1,600	Team Health Holdings, Inc. (a)	68,560
744	UnitedHealth Group, Inc.	105,149
801	Universal Health Services, Inc., Class B	96,689

		780,527

	Life Sciences Tools & Services — 0.4%
2,212	Agilent Technologies, Inc.	96,377
657	Thermo Fisher Scientific, Inc.	96,598

		192,975

	Pharmaceuticals — 0.7%
845	Johnson & Johnson	98,011
1,590	Merck & Co., Inc.	93,365
3,049	Pfizer, Inc.	96,684
929	Taro Pharmaceutical Industries Ltd. (Israel) (a)	94,303

		382,363

	Total Health Care	2,132,595

	Industrials — 6.2%
	Aerospace & Defense — 1.4%
8,413	B/E Aerospace, Inc.	500,741
400	Boeing Co. (The)	56,972
670	L-3 Communications Holdings, Inc., Class 3	91,750
1,000	United Technologies Corp.	102,200

		751,663

	Airlines — 1.0%
900	United Continental Holdings, Inc. (a)	50,607
8,484	Virgin America, Inc. (a)	461,105

		511,712

	Commercial Services & Supplies — 0.4%
1,968	G & K Services, Inc., Class A	186,370

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

6	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction & Engineering — 0.5%
1,985	Fluor Corp.	103,200
1,990	Jacobs Engineering Group, Inc. (a)	102,644
1,800	Quanta Services, Inc. (a)	51,750

		257,594

	Electrical Equipment — 0.2%
1,582	Eaton Corp. plc (Ireland)	100,884

	Industrial Conglomerates — 0.2%
923	Honeywell International, Inc.	101,235

	Machinery — 2.0%
1,948	AGCO Corp.	99,504
792	Cummins, Inc.	101,233
3,600	Energy Recovery, Inc. (a)	43,956
862	Illinois Tool Works, Inc.	97,897
17,244	Joy Global, Inc.	479,901
809	Parker-Hannifin Corp.	99,305
827	Stanley Black & Decker, Inc.	94,146
1,000	Terex Corp.	23,880
1,100	Trinity Industries, Inc.	23,485

		1,063,307

	Professional Services — 0.3%
700	ManpowerGroup, Inc.	53,760
1,901	Nielsen Holdings plc (United Kingdom)	85,583

		139,343

	Trading Companies & Distributors — 0.2%
3,100	MRC Global, Inc. (a)	45,694
600	United Rentals, Inc. (a)	45,396

		91,090

	Total Industrials	3,203,198

	Information Technology — 14.1%
	Communications Equipment — 0.5%
3,311	Cisco Systems, Inc.	101,581
860	F5 Networks, Inc. (a)	118,861
1,800	NetScout Systems, Inc. (a)	49,410

		269,852

	Electronic Equipment, Instruments & Components — 2.3%
1,578	Amphenol Corp., Class A	104,037
1,600	Arrow Electronics, Inc. (a)	97,792
6,505	Corning, Inc.	147,729
500	ePlus, Inc. (a)	45,775
7,328	Flextronics International Ltd. (Singapore) (a)	103,984
3,416	FLIR Systems, Inc.	112,455
13,570	Ingram Micro, Inc., Class A (a)	504,804

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — continued
2,189	Rofin-Sinar Technologies, Inc. (a)	71,252

		1,187,828

	Internet Software & Services — 2.6%
128	Alphabet, Inc., Class C (a)	100,421
3,850	Cvent, Inc. (a)	120,197
600	GrubHub, Inc. (a)	22,866
10,161	inContact, Inc. (a)	141,340
2,460	LinkedIn Corp., Class A (a)	466,416
15,059	Rackspace Hosting, Inc. (a)	480,984

		1,332,224

	IT Services — 1.4%
842	Accenture plc, Class A (Ireland)	97,874
100	Alliance Data Systems Corp.	20,447
700	Blackhawk Network Holdings, Inc., Class A (a)	24,115
650	International Business Machines Corp.	99,898
2,300	NeuStar, Inc., Class A (a)	51,635
2,136	Total System Services, Inc.	106,544
1,788	Vantiv, Inc., Class A (a)	104,348
5,014	Western Union Co. (The)	100,631
10,500	Xerox Corp.	102,585

		708,077

	Semiconductors & Semiconductor Equipment — 3.1%
3,585	Applied Materials, Inc.	104,252
591	Broadcom Ltd. (Singapore)	100,635
2,300	Cypress Semiconductor Corp.	22,931
2,702	Intel Corp.	94,219
1,400	KLA-Tencor Corp.	105,154
1,022	Lam Research Corp.	98,991
7,567	Marvell Technology Group Ltd. (Bermuda)	98,598
2,658	Maxim Integrated Products, Inc.	105,337
1,710	Microchip Technology, Inc.	103,540
4,945	NXP Semiconductors NV (Netherlands) (a)	494,500
2,788	Qorvo, Inc. (a)	155,152
800	Synaptics, Inc. (a)	41,696
1,474	Texas Instruments, Inc.	104,433

		1,629,438

	Software — 2.9%
3,110	CA Technologies, Inc.	95,601
1,198	Citrix Systems, Inc. (a)	101,590
500	Ebix, Inc.	28,000
7,923	Fleetmatics Group plc (Ireland) (a)	474,588
3,609	Infoblox, Inc. (a)	95,639
4,107	Interactive Intelligence Group, Inc. (a)	248,268

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	7

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
2,700	Mentor Graphics Corp.	78,030
3,600	Nuance Communications, Inc. (a)	50,472
2,626	Oracle Corp.	100,891
2,100	Symantec Corp.	52,563
1,679	Synopsys, Inc. (a)	99,581
1,368	VMware, Inc., Class A (a)	107,525

		1,532,748

	Technology Hardware, Storage & Peripherals — 1.3%
854	Apple, Inc.	96,963
4,600	Hewlett Packard Enterprise Co.	103,362
10,367	Lexmark International, Inc., Class A	411,467
1,700	NCR Corp. (a)	59,585

		671,377

	Total Information Technology	7,331,544

	Materials — 3.2%
	Chemicals — 2.8%
7	AdvanSix, Inc. (a)	112
4,764	Chemtura Corp. (a)	156,259
1,888	Dow Chemical Co. (The)	101,593
1,581	Eastman Chemical Co.	113,690
6,200	Huntsman Corp.	105,090
1,250	LyondellBasell Industries N.V., Class A (Netherlands)	99,438
4,435	Monsanto Co.	446,915
4,484	Valspar Corp. (The)	446,606

		1,469,703

	Containers & Packaging — 0.2%
1,319	Avery Dennison Corp.	92,053

	Metals & Mining — 0.2%
2,146	Nucor Corp.	104,832

	Total Materials	1,666,588

SHARES	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
1,647	CenturyLink, Inc.	43,777
1,986	Verizon Communications, Inc.	95,527

	Total Telecommunication Services	139,304

	Utilities — 2.4%
	Electric Utilities — 1.3%
1,597	American Electric Power Co., Inc.	103,549
8,415	Empire District Electric Co. (The)	288,045
1,334	Entergy Corp.	98,289
3,041	Exelon Corp.	103,607
3,291	OGE Energy Corp.	102,153

		695,643

	Independent Power and Renewable Electricity Producers — 0.9%
34,262	Talen Energy Corp. (a)	477,270

	Multi-Utilities — 0.2%
4,471	CenterPoint Energy, Inc.	101,939

	Total Utilities	1,274,852

	Total Common Stocks (Cost $24,690,379)	24,568,934

Short-Term Investment — 49.3%
	Investment Company — 49.3%
25,631,779	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.290% (b) (c) ^^ (Cost $25,631,779)	25,631,779

	Total Investments — 96.6% (Cost $50,322,158)	50,200,713
	Other Assets in Excess of Liabilities — 3.4%	1,776,720

	NET ASSETS — 100.0%	$51,977,433

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT OCTOBER 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	LME Zinc Futures ^	11/16/16	USD	183,975	15,526
3	CAC40 10 Euro	11/21/16	EUR	148,411	(2,095)
18	Euro Bobl	12/07/16	EUR	2,590,680	(8,603)
1	Euro Bund	12/07/16	EUR	197,464	(3,960)
3	DJ Euro Stoxx	12/15/16	EUR	100,543	146
1	SPI 200 Index	12/16/16	AUD	100,602	(2,798)
47	10 Year Australian Government Bond	12/16/16	AUD	4,741,631	(42,878)
3	FTSE 100 Index	12/19/16	GBP	254,434	(2,501)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

8	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT OCTOBER 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2	Coffee Futures ^	12/19/16	USD	123,112	7,044
1	U.S. Long Treasury Bond	12/20/16	USD	162,719	(1,127)
44	10 Year U.S. Treasury Note	12/20/16	USD	5,703,500	(25,316)
1	LME Nickel Futures ^	12/21/16	USD	62,733	(60)
6	LME Zinc Futures ^	12/21/16	USD	368,700	13,519
1	Cotton No. 2 Futures ^	12/21/16	USD	34,430	482
10	LME Aluminum Futures ^	12/21/16	GBP	433,375	2,950
1	Gold Futures ^	12/30/16	USD	127,310	2,007
1	Silver Futures ^	12/30/16	USD	88,980	1,627
4	Long Gilt 10 Year Bond	12/30/16	GBP	613,667	(5,631)
4	5 Year U.S. Treasury Note	01/05/17	USD	483,187	(258)
4	Soybean Futures ^	01/14/17	USD	202,350	(1,074)
5	LME Aluminum Futures ^	01/18/17	USD	216,906	(390)
5	Cocoa Futures ^	03/17/17	USD	132,150	(815)
3	Coffee Futures ^	03/20/17	USD	188,494	(1,246)
3	Feeder Cattle Futures ^	03/29/17	USD	168,412	(2,121)
8	Cocoa Futures ^	05/15/17	USD	209,920	(2,673)
5	Sugar No. 11 (World Markets) Futures ^	05/15/17	USD	120,792	(8,717)
7	Sugar No. 11 (World Markets) Futures ^	06/30/17	USD	161,190	(5,508)
11	Sugar No. 11 (World Markets) Futures ^	07/15/17	USD	260,075	(2,059)

	Total Long Futures Outstanding				(76,529)

	Short Futures Outstanding
(3)	LME Zinc Futures ^	11/16/16	USD	(183,975)	1,125
(21)	Euro Bund	12/11/16	EUR	(3,738,482)	30,341
(4)	10 Year Japanese Government Bond	12/12/16	JPY	(578,583)	240
(9)	Lean Hogs Futures ^	12/14/16	USD	(172,620)	(15,857)
(7)	CBOT Wheat Futures ^	12/15/16	USD	(145,688)	1,567
(5)	Corn Futures ^	12/15/16	USD	(88,688)	48
(1)	3 Year Australian Government Bond	12/16/16	AUD	(85,621)	22
(1)	S&P/MIB Index	12/18/16	EUR	(93,902)	(2,940)
(35)	E-mini S&P 500	12/19/16	USD	(3,710,175)	31,267
(33)	10 Year Canadian Government Bond	12/26/16	CAD	(3,558,085)	(851)
(1)	LME Copper Futures ^	12/31/16	USD	(55,125)	(2,228)
(11)	Live Cattle Futures ^	12/31/16	USD	(454,630)	(12,082)
(3)	WTI Crude Oil Futures ^	01/20/17	USD	(144,510)	1,312
(2)	Feeder Cattle Futures ^	01/26/17	USD	(116,000)	669
(2)	Natural Gas Futures ^	01/27/17	USD	(64,460)	1,055
(5)	WTI Crude Oil Futures ^	01/31/17	USD	(237,300)	11,547
(5)	Natural Gas Futures ^	01/31/17	USD	(159,750)	14,947
(20)	Lean Hogs Futures ^	02/14/17	USD	(437,000)	(7,949)
(26)	CBOT Wheat Futures ^	03/16/17	USD	(563,875)	4,261
(7)	Lean Hogs Futures ^	04/17/17	USD	(173,740)	(581)
(6)	Corn Futures ^	05/16/17	USD	(110,850)	57
(10)	CBOT Wheat Futures ^	05/16/17	USD	(224,125)	171

	Total Short Futures Outstanding				56,141

					(20,388)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	9

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF OCTOBER 31, 2016 (continued)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT OCTOBER 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
106,473	AUD	Deutsche Bank	11/10/2016	81,403	80,973	(430)
1,636,841	AUD	Deutsche Bank	11/22/2016	1,246,134	1,244,422	(1,712)
418,967	AUD	Merrill Lynch	11/22/2016	321,506	318,523	(2,983)
1,197,401	BRL	Merrill Lynch (d)	11/22/2016	372,708	372,564	(144)
77,294	CAD	Royal Bank of Canada	11/10/2016	57,984	57,629	(355)
1,501	CAD	Merrill Lynch	11/22/2016	1,149	1,119	(30)
1,103,435,855	COP	Merrill Lynch (d)	11/22/2016	377,413	365,641	(11,772)
13,301	EUR	Royal Bank of Canada	11/10/2016	14,869	14,607	(262)
36,581	EUR	Goldman Sachs	11/10/2016	40,057	40,173	116
455,030	EUR	Royal Bank of Canada	11/22/2016	502,070	499,950	(2,120)
980	GBP	The Toronto Dominion Bank — London	11/10/2016	1,199	1,200	1
246,622	JPY	Royal Bank of Canada	11/10/2016	2,408	2,352	(56)
6,395,211	NOK	Deutsche Bank	11/22/2016	781,946	774,041	(7,905)
1,550,641	NOK	Merrill Lynch	11/22/2016	190,453	187,681	(2,772)
3,615,917	NZD	The Toronto Dominion Bank — London	11/22/2016	2,562,846	2,583,405	20,559
874,870	NZD	Merrill Lynch	11/22/2016	628,436	625,054	(3,382)
23,556,852	RUB	Merrill Lynch (d)	11/22/2016	370,921	369,517	(1,404)
218,000	TRY	Deutsche Bank	11/22/2016	69,885	70,125	240
940,484	TRY	Merrill Lynch	11/22/2016	302,689	302,532	(157)
4,246,294	ZAR	The Toronto Dominion Bank — London	11/22/2016	297,644	313,551	15,907
1,050,000	ZAR	Deutsche Bank	11/22/2016	74,168	77,533	3,365
				8,297,888	8,302,592	4,704

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT OCTOBER 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
106,473	AUD	The Toronto Dominion Bank — London	11/10/2016	80,992	80,973	19
56,183	CAD	Royal Bank of Canada	11/10/2016	42,069	41,890	179
21,111	CAD	The Toronto Dominion Bank — London	11/10/2016	15,991	15,740	251
702,301	CHF	Royal Bank of Canada	11/22/2016	712,075	710,507	1,568
2,863,680	CHF	The Toronto Dominion Bank — London	11/22/2016	2,900,766	2,897,143	3,623
117,913	CHF	Merrill Lynch	11/22/2016	119,408	119,291	117
9,174,882	CZK	Deutsche Bank	11/22/2016	374,574	372,968	1,606
13,301	EUR	Royal Bank of Canada	11/10/2016	14,940	14,607	333
36,581	EUR	The Toronto Dominion Bank — London	11/10/2016	39,817	40,173	(356)
171,309	EUR	Merrill Lynch	11/22/2016	188,646	188,221	425
980	GBP	Merrill Lynch	11/10/2016	1,191	1,200	(9)
160,159	GBP	Deutsche Bank	11/22/2016	196,272	196,118	154
691,042	GBP	Merrill Lynch	11/22/2016	845,883	846,196	(313)
104,037,536	HUF	Deutsche Bank	11/22/2016	374,949	369,923	5,026
1,430,694	ILS	Deutsche Bank	11/22/2016	374,825	373,124	1,701
246,622	JPY	Royal Bank of Canada	11/10/2016	2,395	2,353	42
79,383,726	JPY	Deutsche Bank	11/22/2016	761,766	757,516	4,250
19,254,806	JPY	Merrill Lynch	11/22/2016	185,320	183,738	1,582
1,526,266	RON	Deutsche Bank	11/22/2016	373,604	371,951	1,653

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

10	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT OCTOBER 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,343,863	SEK	Royal Bank of Canada	11/22/2016	266,820	259,756	7,064
9,664,174	SEK	Deutsche Bank	11/22/2016	1,099,769	1,071,023	28,746
11,934,602	TWD	Merrill Lynch (d)	11/22/2016	376,692	378,353	(1,661)
				9,348,764	9,292,764	56,000

Total Return Basket Swaps*
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE**
Bank of America	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	3/16/2018	$264
Bank of America	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	3/17/2018	1,371
UBS	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	9/12/2019	19
UBS	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	9/12/2019	(3,651)

Total			$(1,997)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	This represents the value of the swap subsequent to reset.

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CBOT	— Chicago Board of Trade
CHF	— Swiss Franc
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
FTSE	— Financial Times Stock Exchange
GBP	— British Pound
HUF	— Hungary Forint
ILS	— Israeli Shekel
JPY	— Japanese Yen
LME	— London Metal Exchange
MIB	— Italian Stock Exchange
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLC	— Public Limited Company

RON	— Romania New Leu
RUB	— Russia Ruble
S&P	— Standard & Poor’s
SEK	— Swedish Krona
SPI	— Share Price Index
TRY	— Turkey Lira
TWD	— Taiwan New Dollar
USD	— United States Dollar
WTI	— West Texas Intermediate
ZAR	— South Africa Rand

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— The rate shown is the current yield as of October 31, 2016.
(d)	— Non-deliverable forwards.
^	— Represents positions held by the Subsidiary.
^^	— A portion of the position is held by the Subsidiary.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	11

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF OCTOBER 31, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Consumer Discretionary — 0.8%
Media — 0.8%
Media General, Inc. (a)	1,329	22,394	22,394	—
Time Warner, Inc.	4,385	390,221	390,221	—

	5,714	412,615	412,615	—

Total Consumer Discretionary	5,714	412,615	412,615	—

Consumer Staples — 0.5%
Tobacco — 0.5%
Reynolds American, Inc.	4,509	248,356	248,356	—

Total Consumer Staples	4,509	248,356	248,356	—

Financials — 2.0%
Banks — 1.1%
PrivateBancorp, Inc.	10,295	465,746	465,746	—
Yadkin Financial Corp.	5,033	139,615	139,615	—

	15,328	605,361	605,361	—

Capital Markets — 0.1%
Bats Global Markets, Inc.	1,636	48,115	48,115	—
SVG Capital plc (United Kingdom) (a)	462	3,972	3,970	(2)

	2,098	52,087	52,085	(2)

Thrifts & Mortgage Finance — 0.8%
Astoria Financial Corp.	30,194	441,738	441,738	—

Total Financials	47,620	1,099,186	1,099,184	(2)

Health Care — 0.9%
Health Care Equipment & Supplies — 0.7%
St. Jude Medical, Inc.	4,435	345,220	345,220	—

Health Care Providers & Services — 0.2%
Cigna Corp.	735	87,340	87,340	—

Total Health Care	5,170	432,560	432,560	—

Industrials — 0.0% (b)
Professional Services — 0.0% (b)
SAI Global Ltd. (Australia)	1,708	6,080	6,073	(7)

Total Industrials	1,708	6,080	6,073	(7)

Utilities — 0.9%
Electric Utilities — 0.9%
Fortis, Inc. (Canada)	16	527	527	—
Westar Energy, Inc.	8,574	491,462	491,462	—

	8,590	491,989	491,989	—

Total Utilities	8,590	491,989	491,989	—

Total Long Positions of Total Return Basket Swap	73,311	2,690,786	2,690,777	(9)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

12	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions

Common Stocks
Consumer Discretionary — (0.0)% (b)
Media — (0.0)% (b)
Nexstar Broadcasting Group, Inc.	163	7,954	7,954	—

Total Consumer Discretionary	163	7,954	7,954	—

Financials — (2.0)%
Banks — (0.8)%
Canadian Imperial Bank of Commerce (Canada)	3,726	279,179	279,179	—
FNB Corp.	10,762	140,659	140,659	—

	14,488	419,838	419,838	—

Capital Markets — (0.4)%
British American Tobacco plc (United Kingdom)	2,455	140,977	140,704	273
CBOE Holdings, Inc.	518	32,743	32,743	—

	2,973	173,720	173,447	273

Thrifts & Mortgage Finance — (0.8)%
New York Community Bancorp, Inc.	29,892	429,249	429,249	—

Total Financials	47,353	1,022,807	1,022,534	273

Health Care — (0.4)%
Health Care Equipment & Supplies — (0.3)%
Abbott Laboratories	3,822	149,975	149,975	—

Health Care Providers & Services — (0.1)%
Anthem, Inc.	374	45,576	45,576	—

Total Health Care	4,196	195,551	195,551	—

Telecommunication — (0.6)%
Diversified Telecommunication Services — (0.6)%
AT&T, Inc.	8,027	295,313	295,313	—

Total Telecommunication	8,027	295,313	295,313	—

Total Short Positions of Total Return Basket Swap	59,739	1,521,625	1,521,352	273

Total of Long and Short Positions of Total Return Basket Swap	13,572	1,169,161	1,169,425	264

Outstanding Swap Contract, at value				$264

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Consumer Discretionary — 2.1%
Auto Components — 0.6%
Bridgestone Corp. (Japan)	2,700	100,796	100,774	(22)
GKN plc (United Kingdom)	5,015	19,594	19,558	(36)
Sumitomo Electric Industries Ltd. (Japan)	6,800	100,797	100,460	(337)
Sumitomo Rubber Industries Ltd. (Japan)	6,500	108,964	109,046	82

	21,015	330,151	329,838	(313)

Automobiles — 0.4%
Fuji Heavy Industries Ltd. (Japan)	2,600	101,501	101,599	98
Mazda Motor Corp. (Japan)	6,300	103,779	104,478	699

	8,900	205,280	206,077	797

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	13

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF OCTOBER 31, 2016 (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Common Stocks — continued
Hotels, Restaurants & Leisure — 0.0% (b)
Carnival plc (United Kingdom)	453	21,824	21,850	26
William Hill plc (United Kingdom)	5,283	19,128	19,111	(17)

	5,736	40,952	40,961	9

Household Durables — 0.6%
Iida Group Holdings Co. Ltd. (Japan)	5,400	104,478	104,380	(98)
Nikon Corp. (Japan)	6,600	99,878	99,745	(133)
Sekisui Chemical Co. Ltd. (Japan)	6,900	108,892	108,666	(226)

	18,900	313,248	312,791	(457)

Leisure Products — 0.2%
Bandai Namco Holdings, Inc. (Japan)	3,300	99,123	98,855	(268)

Media — 0.0% (b)
Pearson plc (United Kingdom)	2,005	18,590	18,549	(41)

Multiline Retail — 0.2%
Harvey Norman Holdings Ltd. (Australia)	25,239	96,956	96,654	(302)

Specialty Retail — 0.0% (b)
Kingfisher plc (United Kingdom)	4,297	19,003	18,982	(21)

Textiles, Apparel & Luxury Goods — 0.1%
Swatch Group AG (Switzerland)	373	21,505	21,503	(2)

Total Consumer Discretionary	89,765	1,144,808	1,144,210	(598)

Consumer Staples — 0.2%
Food & Staples Retailing — 0.2%
Tsuruha Holdings, Inc. (Japan)	900	104,014	103,844	(170)
Wm Morrison Supermarkets plc (United Kingdom)	8,155	22,609	22,575	(34)

	9,055	126,623	126,419	(204)

Personal Products — 0.0% (b)
Unilever plc (United Kingdom)	446	18,659	18,620	(39)

Tobacco — 0.0% (b)
Imperial Brands plc (United Kingdom)	397	19,221	19,204	(17)

Total Consumer Staples	9,898	164,503	164,243	(260)

Energy — 0.8%
Energy Equipment & Services — 0.0% (b)
Petrofac Ltd. (Jersey)	1,945	19,200	19,155	(45)

Oil, Gas & Consumable Fuels — 0.8%
BP plc (United Kingdom)	3,727	22,066	22,033	(33)
Idemitsu Kosan Co. Ltd. (Japan)	4,400	101,578	101,112	(466)
JX Holdings, Inc. (Japan)	25,000	99,147	98,779	(368)
Royal Dutch Shell plc (United Kingdom)	822	21,279	21,201	(78)
Showa Shell Sekiyu KK (Japan)	10,700	100,092	99,695	(397)
TonenGeneral Sekiyu KK (Japan)	10,000	98,789	98,465	(324)

	54,649	442,951	441,285	(1,666)

Total Energy	56,594	462,151	460,440	(1,711)

Financials — 0.0% (b)
Capital Markets — 0.0% (b)
3i Group plc (United Kingdom)	2,539	20,853	20,813	(40)
Investec plc (United Kingdom)	3,375	20,985	20,946	(39)

	5,914	41,838	41,759	(79)

Insurance — 0.0% (b)
Swiss Life Holding AG (Switzerland)	82	21,711	21,700	(11)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

14	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Common Stocks — continued
Insurance — continued
Swiss Re AG (Switzerland)	237	22,011	21,997	(14)

	319	43,722	43,697	(25)

Total Financials	6,233	85,560	85,456	(104)

Health Care — 1.7%
Health Care Equipment & Supplies — 0.0% (b)
Smith & Nephew plc (United Kingdom)	1,289	18,664	18,634	(30)

Health Care Providers & Services — 0.4%
Alfresa Holdings Corp. (Japan)	4,800	101,703	101,443	(260)
Miraca Holdings, Inc. (Japan)	2,200	106,570	106,208	(362)

	7,000	208,273	207,651	(622)

Life Sciences Tools & Services — 0.0% (b)
Lonza Group AG (Switzerland)	111	20,954	20,946	(8)

Pharmaceuticals — 1.3%
Astellas Pharma, Inc. (Japan)	6,800	101,122	100,925	(197)
Daiichi Sankyo Co. Ltd. (Japan)	4,300	103,574	103,326	(248)
Hisamitsu Pharmaceutical Co., Inc. (Japan)	2,000	106,989	106,684	(305)
Jazz Pharmaceuticals plc (Ireland)	172	18,829	18,829	—
Otsuka Holdings Co. Ltd. (Japan)	2,300	100,820	100,661	(159)
Shionogi & Co. Ltd. (Japan)	2,000	98,751	98,496	(255)
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	5,500	95,504	95,258	(246)
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,000	97,740	97,549	(191)

	24,072	723,329	721,728	(1,601)

Total Health Care	32,472	971,220	968,959	(2,261)

Industrials — 2.0%
Aerospace & Defense — 0.0% (b)
Meggitt plc (United Kingdom)	3,327	17,726	17,699	(27)

Air Freight & Logistics — 0.0% (b)
Royal Mail plc (United Kingdom)	3,074	18,474	18,442	(32)

Construction & Engineering — 0.6%
CIMIC Group Ltd. (Australia)	4,659	104,870	104,553	(317)
Obayashi Corp. (Japan)	10,600	102,391	102,112	(279)
Taisei Corp. (Japan)	14,000	105,197	104,931	(266)

	29,259	312,458	311,596	(862)

Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	926	19,090	19,104	14
Fuji Electric Co. Ltd. (Japan)	21,000	105,130	104,865	(265)

	21,926	124,220	123,969	(251)

Machinery — 0.2%
Amada Holdings Co. Ltd. (Japan)	9,500	108,524	108,215	(309)

Professional Services — 0.0% (b)
RELX plc (United Kingdom)	1,104	19,743	19,707	(36)

Road & Rail — 0.2%
Central Japan Railway Co. (Japan)	600	102,213	102,028	(185)

Trading Companies & Distributors — 0.8%
ITOCHU Corp. (Japan)	8,200	103,878	103,555	(323)
Mitsubishi Corp. (Japan)	4,400	96,123	95,766	(357)
Mitsui & Co. Ltd. (Japan)	7,400	102,882	102,527	(355)
Sumitomo Corp. (Japan)	8,700	100,340	100,021	(319)

	28,700	403,223	401,869	(1,354)

Total Industrials	97,490	1,106,581	1,103,525	(3,056)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	15

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF OCTOBER 31, 2016 (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Common Stocks — continued
Information Technology — 0.8%
Internet Software & Services — 0.2%
Mixi, Inc. (Japan)	2,800	103,195	102,867	(328)

Software — 0.4%
Konami Holdings Corp. (Japan)	2,600	102,765	102,680	(85)
Nexon Co. Ltd. (Japan)	6,400	109,240	108,947	(293)

	9,000	212,005	211,627	(378)

Technology Hardware, Storage & Peripherals — 0.2%
Seiko Epson Corp. (Japan)	5,200	105,766	105,393	(373)

Total Information Technology	17,000	420,966	419,887	(1,079)

Materials — 1.4%
Chemicals — 1.0%
Hitachi Chemical Co. Ltd. (Japan)	4,300	100,868	100,521	(347)
Kuraray Co. Ltd. (Japan)	6,900	104,879	104,608	(271)
Mitsubishi Chemical Holdings Corp. (Japan)	16,200	106,744	106,368	(376)
Mitsubishi Gas Chemical Co., Inc. (Japan)	6,900	106,457	106,196	(261)
Mitsui Chemicals, Inc. (Japan)	21,000	103,729	103,418	(311)
Teijin Ltd. (Japan)	1,000	19,386	19,321	(65)

	56,300	542,063	540,432	(1,631)

Metals & Mining — 0.4%
Fortescue Metals Group Ltd. (Australia)	26,791	112,090	112,432	342
Glencore plc (Jersey)	7,370	22,552	22,560	8
Rio Tinto Ltd. (Australia)	2,561	105,551	105,960	409
Rio Tinto plc (United Kingdom)	694	24,120	24,134	14

	37,416	264,313	265,086	773

Total Materials	93,716	806,376	805,518	(858)

Real Estate — 0.0% (b)
Industrial Real Estate Investment Trusts — 0.0% (b)
Swiss Prime Site AG (Switzerland)	235	19,486	19,491	5

Total Real Estate	235	19,486	19,491	5

Telecommunication Services — 0.4%
Wireless Telecommunication Services — 0.4%
KDDI Corp. (Japan)	3,300	100,445	100,298	(147)
NTT DOCOMO, Inc. (Japan)	4,100	103,232	102,967	(265)

	7,400	203,677	203,265	(412)

Total Telecommunication Services	7,400	203,677	203,265	(412)

Utilities — 0.4%
Electric Utilities — 0.2%
Chubu Electric Power Co., Inc. (Japan)	7,200	106,040	105,994	(46)
SSE plc (United Kingdom)	1,030	20,059	20,027	(32)

	8,230	126,099	126,021	(78)

Multi-Utilities — 0.2%
AGL Energy Ltd. (Australia)	6,802	99,242	99,088	(154)
Centrica plc (United Kingdom)	6,876	18,028	18,010	(18)

	13,678	117,270	117,098	(172)

Total Utilities	21,908	243,369	243,119	(250)

Total Long Positions of Total Return Basket Swap	432,711	5,628,697	5,618,113	(10,584)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

16	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions

Common Stocks
Consumer Discretionary — (6.5)%
Auto Components — (0.1)%
NGK Spark Plug Co. Ltd. (Japan)	3,600	71,265	71,443	(178)

Automobiles — (0.1)%
Yamaha Motor Co. Ltd. (Japan)	3,200	71,250	71,088	162

Hotels, Restaurants & Leisure — (1.3)%
Accor S.A. (France)	1,816	68,946	68,911	35
Chipotle Mexican Grill, Inc. (a)	161	58,082	58,082	—
Domino’s Pizza Enterprises Ltd. (Australia)	1,259	61,533	61,333	200
Las Vegas Sands Corp.	1,138	65,867	65,867	—
Merlin Entertainments plc (United Kingdom) (c)	11,914	67,198	67,146	52
MGM Resorts International (a)	2,536	66,367	66,367	—
Norwegian Cruise Line Holdings Ltd. (Bermuda) (a)	1,749	67,984	67,984	—
Starbucks Corp.	1,248	66,231	66,231	—
TUI AG (Germany)	5,061	64,239	64,152	87
Whitbread plc (United Kingdom)	1,395	61,726	61,625	101
Wynn Resorts Ltd.	570	53,894	53,894	—

	28,847	702,067	701,592	475

Internet & Catalog Retail — (0.7)%
Expedia, Inc.	557	71,981	71,981	—
Netflix, Inc. (a)	659	82,289	82,289	—
Rakuten, Inc. (Japan)	5,200	60,122	59,949	173
TripAdvisor, Inc. (a)	1,064	68,607	68,607	—
Zalando SE (Germany) (a) (c)	1,584	69,536	69,656	(120)

	9,064	352,535	352,482	53

Leisure Products — (0.3)%
Polaris Industries, Inc.	876	67,110	67,110	—
Shimano, Inc. (Japan)	400	68,504	68,392	112

	1,276	135,614	135,502	112

Media — (0.9)%
Charter Communications, Inc. (a)	258	64,472	64,472	—
Dentsu, Inc. (Japan)	1,300	64,957	64,804	153
DISH Network Corp. (a)	1,160	67,930	67,930	—
JCDecaux S.A. (France)	2,139	65,406	65,415	(9)
Liberty Broadband Corp. (a)	979	65,250	65,250	—
Telenet Group Holding NV (Belgium) (a)	1,271	68,040	68,052	(12)
Vivendi S.A. (France)	3,282	66,364	66,430	(66)

	10,389	462,419	462,353	66

Multiline Retail — (0.9)%
Dollar Tree, Inc. (a)	845	63,840	63,840	—
Don Quijote Holdings Co. Ltd. (Japan)	1,700	64,762	64,617	145
Isetan Mitsukoshi Holdings Ltd. (Japan)	6,600	66,837	66,703	134
J Front Retailing Co. Ltd. (Japan)	5,100	70,370	70,208	162
Marui Group Co. Ltd. (Japan)	5,000	70,325	70,143	182
Next plc (United Kingdom)	1,167	68,792	68,659	133
Takashimaya Co. Ltd. (Japan)	8,000	65,376	65,248	128

	28,412	470,302	469,418	884

Specialty Retail — (0.9)%
Advance Auto Parts, Inc.	450	63,036	63,036	—
CarMax, Inc. (a)	1,283	64,073	64,073	—
Dufry AG (Switzerland) (a)	532	64,729	64,722	7

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	17

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF OCTOBER 31, 2016 (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Specialty Retail — continued
L Brands, Inc.	909	65,621	65,621	—
Tractor Supply Co.	981	61,440	61,440	—
Ulta Salon Cosmetics & Fragrance, Inc. (a)	248	60,348	60,348	—
USS Co. Ltd. (Japan)	4,000	67,818	67,650	168

	8,403	447,065	446,890	175

Textiles, Apparel & Luxury Goods — (1.3)%
Asics Corp. (Japan)	3,300	70,549	70,419	130
Cie Financiere Richemont S.A. (Switzerland)	980	63,036	63,004	32
Crocs, Inc. (a)	7,952	61,151	61,151	—
Gildan Activewear, Inc. (Canada)	2,415	62,027	62,027	—
Hanesbrands, Inc.	2,676	68,773	68,773	—
HUGO BOSS AG (Germany)	1,132	71,093	71,181	(88)
Luxottica Group SpA (Italy)	1,441	71,737	71,751	(14)
NIKE, Inc.	1,270	63,729	63,729	—
Ted Baker plc (United Kingdom)	2,110	63,921	63,921	—
Under Armour, Inc. (a)	1,731	53,834	53,834	—

	25,007	649,850	649,790	60

Total Consumer Discretionary	118,198	3,362,367	3,360,558	1,809

Consumer Staples — (1.8)%
Beverages — (0.1)%
Brown-Forman Corp.	1,440	66,485	66,485	—

Food & Staples Retailing — (0.5)%
Aeon Co. Ltd. (Japan)	4,800	66,505	66,334	171
Costco Wholesale Corp.	440	65,063	65,063	—
Distribuidora Internacional de Alimentacion S.A. (Spain)	10,999	58,886	58,747	139
Woolworths Ltd. (Australia)	3,563	64,100	63,942	158

	19,802	254,554	254,086	468

Food Products — (0.7)%
Associated British Foods plc (United Kingdom)	2,191	66,027	65,904	123
Barry Callebaut AG (Switzerland) (a)	51	63,495	63,511	(16)
Calbee, Inc. (Japan)	1,900	69,028	68,935	93
Nissin Foods Holdings Co. Ltd. (Japan)	1,100	63,774	63,667	107
Yakult Honsha Co. Ltd. (Japan)	1,500	70,087	69,935	152

	6,742	332,411	331,952	459

Household Products — (0.1)%
Unicharm Corp. (Japan)	2,800	66,709	66,582	127

Personal Products — (0.4)%
Beiersdorf AG (Germany)	735	64,709	64,797	(88)
Edgewell Personal Care Co.	860	64,844	64,844	—
Kose Corp. (Japan)	700	64,013	63,862	151

	2,295	193,566	193,503	63

Total Consumer Staples	33,079	913,725	912,608	1,117

Energy — (2.0)%
Energy Equipment & Services — (0.2)%
Saipem SpA (Italy)	144,965	59,676	59,612	64
Weatherford International plc (Ireland) (a)	10,754	51,834	51,834	—

	155,719	111,510	111,446	64

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

18	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels — (1.8)%
Anadarko Petroleum Corp.	1,031	61,283	61,283	—
Antero Resources Corp. (a)	2,375	62,866	62,866	—
Apache Corp.	1,065	63,346	63,346	—
Cheniere Energy, Inc. (a)	1,593	60,056	60,056	—
Concho Resources, Inc. (a)	478	60,677	60,677	—
ConocoPhillips	1,568	68,130	68,130	—
Continental Resources, Inc. (a)	1,258	61,529	61,529	—
Enbridge, Inc. (Canada)	1,494	64,514	64,514	—
Equities Corp.	939	61,974	61,974	—
Hess Corp.	1,271	60,970	60,970	—
Inpex Corp. (Japan)	6,700	62,968	62,502	466
Kinder Morgan, Inc.	3,216	65,703	65,703	—
Marathon Oil Corp.	4,471	58,928	58,928	—
Noble Energy, Inc.	1,864	64,252	64,252	—
Prairiesky Royalty Ltd. (Canada)	3,052	66,374	66,374	—

	32,375	943,570	943,104	466

Total Energy	188,094	1,055,080	1,054,550	530

Financials — (2.0)%
Banks — (0.5)%
Banco Popular Espanol S.A. (Spain)	57,860	63,453	63,307	146
Royal Bank of Scotland Group plc (United Kingdom) (a)	31,111	72,009	71,895	114
Seven Bank Ltd. (Japan)	21,800	67,145	67,018	127
Signature Bank NY (a)	563	67,875	67,875	—

	111,334	270,482	270,095	387

Capital Markets — (1.0)%
Affiliated Managers Group, Inc. (a)	454	60,228	60,228	—
Charles Schwab Corp.	2,103	66,665	66,665	—
Deutsche Bank AG (Germany)	4,849	70,024	70,125	(101)
Hargreaves Lansdown plc (United Kingdom)	4,512	64,063	63,965	98
Julius Baer Group Ltd. (Switzerland)	1,629	66,029	65,944	85
Moody’s Corp.	620	62,322	62,322	—
Platinum Asset Management Ltd. (Australia)	17,300	65,669	65,519	150
TD Ameritrade Holding Corp.	1,852	63,357	63,357	—

	33,319	518,357	518,125	232

Consumer Finance — (0.3)%
Acom Co. Ltd. (Japan) (a)	14,800	68,306	68,103	203
Provident Financial plc (United Kingdom)	1,777	64,164	64,062	102

	16,577	132,470	132,165	305

Diversified Financial Services — (0.1)%
ONEX Corp. (Canada)	1,047	67,724	67,724	—

Insurance — (0.1)%
St. James’s Place plc (United Kingdom)	5,789	66,960	66,856	104

Total Financials	168,066	1,055,993	1,054,965	1,028

Health Care — (1.9)%
Health Care Equipment & Services — (0.1)%
Insulet Corp. (a)	1,710	63,475	63,475	—

Health Care Equipment & Supplies — (0.4)%
AtriCure, Inc. (a)	4,005	73,051	73,051	—
Olympus Corp. (Japan)	1,900	67,942	67,727	215

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	19

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF OCTOBER 31, 2016 (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Health Care Equipment & Supplies — continued
Sysmex Corp. (Japan)	900	62,563	62,372	191

	6,805	203,556	203,150	406

Health Care Providers & Services — (0.2)%
Healthscope Ltd. (Australia)	29,322	49,294	49,187	107
Korian S.A. (France)	2,098	64,268	64,260	8

	31,420	113,562	113,447	115

Life Sciences Tools & Services — (0.1)%
Quintiles Transnational Holdings, Inc. (a)	873	62,629	62,629	—

Pharmaceuticals — (1.1)%
Aerie Pharmaceuticals, Inc. (a)	1,693	56,292	56,292	—
Dermira, Inc. (a)	1,981	62,104	62,104	—
Eisai Co. Ltd. (Japan)	1,100	70,257	70,101	156
Endo International plc (Ireland) (a)	3,336	62,550	62,550	—
Nektar Therapeutics (a)	4,110	50,964	50,964	—
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	62,744	62,615	129
Therapeutics MD, Inc. (a)	10,407	59,736	59,736	—
UCB S.A. (Belgium)	904	61,220	61,176	44
Zoetis, Inc.	1,295	61,901	61,901	—

	26,226	547,768	547,439	329

Total Health Care	67,034	990,990	990,140	850

Industrials — (4.6)%
Aerospace & Defense — (0.6)%
Airbus Group SE (Netherlands)	1,144	68,003	67,931	72
Cobham plc (United Kingdom)	32,416	56,699	56,558	141
Leonardo-Finmeccanica SpA (Italy) (a)	5,906	71,965	71,914	51
Rolls-Royce Holdings plc (United Kingdom)	7,114	63,261	63,149	112
TransDigm Group, Inc.	237	64,573	64,573	—

	46,817	324,501	324,125	376

Air Freight & Logistics — (0.1)%
Yamato Holdings Co. Ltd. (Japan)	2,900	66,230	66,071	159

Airlines — (0.1)%
American Airlines Group, Inc.	1,684	68,370	68,370	—

Commercial Services & Supplies — (0.4)%
G4S plc (United Kingdom)	22,542	60,702	60,551	151
Sohgo Security Services Co. Ltd. (Japan)	1,300	59,378	59,206	172
Stericycle, Inc. (a)	888	71,120	71,120	—

	24,730	191,200	190,877	323

Construction & Engineering — (0.3)%
Ferrovial S.A. (Spain)	3,259	63,413	63,316	97
JGC Corp. (Japan)	3,800	67,361	67,175	186

	7,059	130,774	130,491	283

Electrical Equipment — (0.4)%
AMETEK, Inc.	1,446	63,769	63,769	—
Mabuchi Motor Co. Ltd. (Japan)	1,200	69,915	69,757	158
Nidec Corp. (Japan)	700	67,884	67,732	152

	3,346	201,568	201,258	310

Industrial Conglomerates — (0.2)%
Keihan Holdings Co. Ltd. (Japan)	8,000	54,086	54,013	73

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

20	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Industrial Conglomerates — continued
Roper Technologies, Inc.	380	65,858	65,858	—

	8,380	119,944	119,871	73

Machinery — (0.9)%
Alstom S.A. (France)	2,478	66,564	66,588	(24)
Andritz AG (Austria)	1,279	66,902	66,873	29
FANUC Corp. (Japan)	400	75,064	73,235	1,829
Flowserve Corp.	1,513	64,076	64,076	—
Meritor, Inc. (a)	6,102	62,729	62,729	—
Minebea Co. Ltd. (Japan)	6,800	69,640	69,390	250
Wartsila OYJ Abp (Finland)	1,481	64,056	64,001	55

	20,053	469,031	466,892	2,139

Marine — (0.1)%
Nippon Yusen KK (Japan)	34,000	69,705	69,581	124

Professional Services — (0.3)%
Capita plc (United Kingdom)	9,100	65,271	65,137	134
Verisk Analytics, Inc. (a)	833	67,931	67,931	—

	9,933	133,202	133,068	134

Road & Rail — (0.8)%
AMERCO	199	64,156	64,156	—
Europcar Groupe S.A. (France) (a) (c)	7,037	65,399	65,416	(17)
Keio Corp. (Japan)	8,000	66,367	66,213	154
Kintetsu Group Holdings Co. Ltd. (Japan)	17,000	68,733	68,621	112
Odakyu Electric Railway Co. Ltd. (Japan)	3,100	63,407	63,252	155
Tokyu Corp. (Japan)	9,000	67,541	67,378	163

	44,336	395,603	395,036	567

Trading Companies & Distributors — (0.1)%
Rush Enterprises, Inc. (a)	2,932	76,965	76,965	—

Transportation Infrastructure — (0.3)%
Groupe Eurotunnel SE (France)	7,157	67,025	66,985	40
Mitsubishi Logistics Corp. (Japan)	5,000	67,894	67,683	211

	12,157	134,919	134,668	251

Total Industrials	218,327	2,382,012	2,377,273	4,739

Information Technology — (4.6)%
Communications Equipment — (0.3)%
Nokia OYJ (Finland)	13,292	59,357	59,343	14
Palo Alto Networks, Inc. (a)	437	67,224	67,224	—

	13,729	126,581	126,567	14

Electronic Equipment, Instruments & Components — (0.9)%
Hamamatsu Photonics KK (Japan)	2,200	66,711	66,569	142
Hitachi Ltd. (Japan)	13,000	69,321	69,302	19
Murata Manufacturing Co. Ltd. (Japan)	500	69,944	69,821	123
Nippon Electric Glass Co. Ltd. (Japan)	13,000	70,783	70,720	63
Taiyo Yuden Co. Ltd. (Japan)	6,600	70,613	70,509	104
TDK Corp. (Japan)	1,000	69,228	69,045	183
Yaskawa Electric Corp. (Japan)	4,400	70,361	70,197	164

	40,700	486,961	486,163	798

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	21

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF OCTOBER 31, 2016 (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Internet Software & Services — (0.5)%
SPS Commerce, Inc. (a)	932	58,138	58,138	—
Yahoo Japan Corp. (Japan)	17,100	65,713	65,596	117
Yahoo!, Inc. (a)	1,588	65,981	65,981	—
Zillow Group, Inc. (a)	2,061	68,755	68,755	—

	21,681	258,587	258,470	117

IT Services — (0.4)%
Sabre Corp.	2,524	65,195	65,195	—
Wirecard AG (Germany)	1,365	64,755	64,795	(40)
Worldpay Group plc (United Kingdom) (c)	18,433	64,257	64,063	194

	22,322	194,207	194,053	154

Semiconductors & Semiconductor Equipment — (0.4)%
Cavium, Inc. (a)	1,236	69,772	69,772	—
Infineon Technologies AG (Germany)	3,811	68,422	68,542	(120)
STMicroelectronics NV (Netherlands)	8,305	79,317	79,093	224

	13,352	217,511	217,407	104

Software — (1.7)%
Autodesk, Inc. (a)	954	68,955	68,955	—
Constellation Software, Inc. (Canada)	148	69,333	69,333	—
FireEye, Inc. (a)	5,135	59,669	59,669	—
Fortinet, Inc. (a)	2,119	67,935	67,935	—
HubSpot, Inc. (a)	1,232	64,618	64,618	—
Mobileye NV (Netherlands) (a)	1,767	65,697	65,697	—
Proofpoint, Inc. (a)	943	73,912	73,912	—
PROS Holdings, Inc. (a)	3,183	69,771	69,771	—
salesforce.com, Inc. (a)	936	70,350	70,350	—
ServiceNow, Inc. (a)	877	77,097	77,097	—
Splunk, Inc. (a)	1,152	69,339	69,339	—
Trend Micro, Inc. (Japan)	2,000	70,565	70,430	135
Workday, Inc. (a)	758	65,703	65,703	—

	21,204	892,944	892,809	135

Technology Hardware, Storage & Peripherals — (0.4)%
Blackberry Ltd. (Canada) (a)	8,819	62,265	62,265	—
Canon, Inc. (Japan)	2,300	66,168	66,074	94
Ricoh Co. Ltd. (Japan)	7,500	61,219	61,127	92

	18,619	189,652	189,466	186

Total Information Technology	151,607	2,366,443	2,364,935	1,508

Materials — (1.7)%
Chemicals — (0.8)%
Ashland Global Holdings, Inc.	111	12,402	12,402	—
Axalta Coating Systems LT (Bermuda) (a)	2,502	62,850	62,850	—
CF Industries Holdings, Inc.	2,868	68,861	68,861	—
Methanex Corp. (Canada)	1,793	65,167	65,167	—
OCI NV (Netherlands) (a)	839	11,651	11,646	5
Potash Corp. of Saskatchewan (Canada)	4,102	66,700	66,700	—
Symrise AG (Germany)	945	64,846	64,898	(52)
WR Grace & Co.	950	63,612	63,612	—

	14,110	416,089	416,136	(47)

Containers & Packaging — (0.1)%
Ball Corp.	841	64,816	64,816	—

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

22	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Metals & Mining — (0.8)%
Alumina Ltd. (Australia)	56,720	68,172	68,170	2
Antofagasta plc (United Kingdom)	10,344	68,750	68,799	(49)
First Quantum Minerals Ltd. (Canada)	6,524	61,966	61,966	—
Kobe Steel Ltd. (Japan)	8,200	67,871	67,669	202
Silver Wheaton Corp. (Canada)	2,871	69,180	69,180	—
thyssenkrupp AG (Germany)	2,725	63,088	63,229	(141)

	87,384	399,027	399,013	14

Total Materials	102,335	879,932	879,965	(33)

Real Estate — (0.2)%
Industrial Real Estate Investment Trusts — (0.2)%
CBRE Group, Inc. (a)	2,484	63,988	63,988	—
Realogy Holdings Corp.	2,668	61,070	61,070	—

	5,152	125,058	125,058	—

Total Real Estate	5,152	125,058	125,058	—

Telecommunication Services — (0.5)%
Diversified Telecommunication Services — (0.3)%
Iliad S.A. (France)	331	69,438	69,390	48
Inmarsat plc (United Kingdom)	7,567	64,973	64,910	63
Telecom Italia SpA (Italy)	15,291	13,269	13,292	(23)

	23,189	147,680	147,592	88

Wireless Telecommunication Services — (0.2)%
SoftBank Group Corp. (Japan)	1,000	62,954	62,981	(27)
Sprint Corp. (a)	9,761	60,128	60,128	—

	10,761	123,082	123,109	(27)

Total Telecommunication Services	33,950	270,762	270,701	61

Utilities — (1.9)%
Electric Utilities — (0.6)%
AusNet Services (Australia)	57,284	65,364	65,250	114
Chugoku Electric Power Co., Inc. (Japan)	5,600	65,574	65,528	46
Hokuriku Electric Power Co. (Japan)	5,800	65,980	65,879	101
Hydro One Ltd. (Canada) (c)	3,571	65,148	65,148	—
Shikoku Electric Power Co., Inc. (Japan)	7,300	68,775	68,646	129

	79,555	330,841	330,451	390

Independent Power and Renewable Electricity Producers — (0.2)%
Calpine Corp. (a)	5,076	60,405	60,405	—
NRG Energy, Inc.	5,864	62,334	62,334	—

	10,940	122,739	122,739	—

Multi-Utilities — (0.7)%
Canadian Utilities Ltd. (Canada)	2,357	67,355	67,355	—
Dominion Resources, Inc.	901	67,755	67,755	—
RWE AG (Germany)	4,242	67,337	67,488	(151)
Sempra Energy	632	67,687	67,687	—
Suez (France)	4,298	68,059	68,079	(20)

	12,430	338,193	338,364	(171)

Water Utilities — (0.4)%
American Water Works Co., Inc.	921	68,191	68,191	—
Severn Trent plc (United Kingdom)	2,303	65,623	65,557	66

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	23

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF OCTOBER 31, 2016 (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Water Utilities — continued
United Utilities Group plc (United Kingdom)	5,716	65,766	65,705	61

	8,940	199,580	199,453	127

Total Utilities	111,865	991,353	991,007	346

Rights
Industrials — 0.0% (b)
Construction & Engineering — 0.0% (b)
Ferrovail S.A. Rights (Spain) (a)	3,259	1,395	1,395	—

Total Industrials	3,259	1,395	1,395	—

Total Short Positions of Total Return Basket Swap	1,200,966	14,395,110	14,383,155	11,955

Total of Long and Short Positions of Total Return Basket Swap	(768,255)	(8,766,413)	(8,765,042)	1,371

Outstanding Swap Contract, at value				$1,371

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Consumer Discretionary — 1.3%
Hotels, Restaurants & Leisure — 0.5%
Tatts Group Ltd. (Australia)	78,276	241,751	241,290	(461)

Media — 0.8%
Starz (a)	13,036	410,113	410,113	—

Total Consumer Discretionary	91,312	651,864	651,403	(461)

Consumer Staples — 0.3%
Food & Staples Retailing — 0.1%
Metro AG (Germany)	3,354	100,478	100,467	(11)

Household Products — 0.2%
Svenska Cellulosa AB SCA (Sweden)	3,484	98,709	98,677	(32)

Total Consumer Staples	6,838	199,187	199,144	(43)

Financials — 0.1%
Capital Markets — 0.1%
Bats Global Markets, Inc.	394	11,587	11,587	—
SVG Capital plc (United Kingdom) (a)	1,935	16,639	16,630	(9)

	2,329	28,226	28,217	(9)

Insurance — 0.0% (b)
esure Group plc (United Kingdom)	3,820	12,713	12,713	—

Total Financials	6,149	40,939	40,930	(9)

Industrials — 0.0% (b)
Professional Services — 0.0% (b)
SAI Global Ltd. (Australia)	6,797	24,198	24,170	(28)

Total Industrials	6,797	24,198	24,170	(28)

Information Technology — 0.0% (b)
Semiconductors & Semiconductor Equipment — 0.0% (b)
Aixtron S.E. (Germany) (a)	1,622	7,715	7,840	125

Total Information Technology	1,622	7,715	7,840	125

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

24	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Common Stocks — continued
Materials — 0.1%
Metals & Mining — 0.1%
Newmarket, Inc. (Canada) (a)	9,117	26,917	26,917	—

Total Materials	9,117	26,917	26,917	—

Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Manitoba Telecom Services, Inc. (Canada)	3,390	94,752	94,752	—

Total Telecommunication Services	3,390	94,752	94,752	—

Utilities — 0.2%
Gas Utilities — 0.2%
Snam SpA (Italy)	19,150	100,948	100,899	(49)

Total Utilities	19,150	100,948	100,899	(49)

Total Long Positions of Total Return Basket Swap	144,375	1,146,520	1,146,055	(465)

Short Positions

Common Stocks
Consumer Discretionary — (0.8)%
Hotels, Restaurants & Leisure — (0.5)%
Tabcorp Holdings Ltd. (Australia)	61,994	228,249	227,765	484
Media — (0.3)%
Lions Gate Entertainment Corp. (Canada)	8,755	178,252	178,252	—

Total Consumer Discretionary	70,749	406,501	406,017	484

Financials — (0.0)% (b)
Capital Markets — (0.0)% (b)
CBOE Holdings, Inc.	125	7,901	7,901	—

Total Financials	125	7,901	7,901	—

Materials — (0.1)%
Metals & Mining — (0.1)%
Kirkland Lake Gold, Inc. (Canada) (a)	4,287	29,724	29,724	—

Total Materials	4,287	29,724	29,724	—

Telecommunication Services — (0.1)%
Diversified Telecommunication Services — (0.1)%
BCE, Inc. (Canada)	1,246	56,610	56,610	—

Total Telecommunication Services	1,246	56,610	56,610	—

Total Short Positions of Total Return Basket Swap	76,407	500,736	500,252	484

Total of Long and Short Positions of Total Return Basket Swap	67,968	645,784	645,803	19

Outstanding Swap Contract, at value				$19

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	25

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF OCTOBER 31, 2016 (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions

Common Stocks
Consumer Discretionary — 2.5%
Auto Components — 0.9%
Cie Generale des Etablissements Michelin (France)	929	100,585	100,619	34
GKN plc (United Kingdom)	19,742	77,132	76,990	(142)
Linamar Corp. (Canada)	2,360	95,980	95,980	—
Magna International, Inc. (Canada)	2,362	96,977	96,977	—
Valeo S.A. (France)	1,739	100,222	100,349	127

	27,132	470,896	470,915	19

Automobiles — 0.4%
Peugeot S.A. (France) (a)	7,000	104,851	104,825	(26)
Renault S.A. (France)	1,190	103,344	103,485	141

	8,190	208,195	208,310	115

Hotels, Restaurants & Leisure — 0.4%
Carnival plc (United Kingdom)	1,708	82,286	82,382	96
William Hill plc (United Kingdom)	20,876	75,583	75,518	(65)

	22,584	157,869	157,900	31

Media — 0.3%
Pearson plc (United Kingdom)	7,788	72,209	72,050	(159)
Publicis Groupe S.A. (France)	1,384	94,956	94,942	(14)

	9,172	167,165	166,992	(173)

Multiline Retail — 0.2%
Canadian Tire Corp. (Canada)	1,004	97,593	97,593	—

Specialty Retail — 0.2%
Kingfisher plc (United Kingdom)	18,131	80,181	80,092	(89)

Textiles, Apparel & Luxury Goods — 0.1%
Swatch Group AG (Switzerland)	1,253	72,238	72,233	(5)

Total Consumer Discretionary	87,466	1,254,137	1,254,035	(102)

Consumer Staples — 1.4%
Food & Staples Retailing — 0.8%
Loblaw Companies Ltd. (Canada)	1,980	97,694	97,694	—
Metro, Inc. (Canada)	3,170	97,986	97,986	—
Weston (George) Ltd. (Canada)	1,214	98,927	98,927	—
Wm Morrison Supermarkets plc (United Kingdom)	28,829	79,924	79,806	(118)

	35,193	374,531	374,413	(118)

Household Products — 0.2%
Henkel AG & Co. KGaA (Germany)	875	96,342	96,410	68

Personal Products — 0.2%
Unilever plc (United Kingdom)	1,859	77,774	77,612	(162)

Tobacco — 0.2%
Imperial Brands plc (United Kingdom)	1,697	82,161	82,087	(74)

Total Consumer Staples	39,624	630,808	630,522	(286)

Energy — 2.7%
Energy Equipment & Services — 0.5%
Petrofac Ltd. (Jersey)	6,763	66,761	66,606	(155)
Technip S.A. (France)	1,526	101,214	101,281	67
Tenaris S.A. (Luxembourg)	6,819	96,415	96,447	32

	15,108	264,390	264,334	(56)

Oil, Gas & Consumable Fuels — 2.2%
BP plc (United Kingdom)	12,937	76,593	76,480	(113)
Canadian Natural Resources Ltd. (Canada)	3,070	97,435	97,435	—

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

26	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Eni SpA (Italy)	6,718	97,420	97,494	74
Galp Energia SGPS S.A. (Portugal)	7,238	98,127	98,135	8
Husky Energy, Inc. (Canada)	8,281	89,089	89,089	—
Koninklijke Vopak NV (Netherlands)	1,911	96,509	96,453	(56)
Neste OYJ (Finland)	2,307	99,604	99,529	(75)
OMV AG (Austria)	3,292	102,904	102,743	(161)
Repsol S.A. (Spain)	7,107	99,589	99,232	(357)
Royal Dutch Shell plc (United Kingdom)	2,885	74,687	74,412	(275)
TOTAL S.A. (France)	2,044	98,099	97,918	(181)
Veresen, Inc. (Canada)	9,671	87,604	87,604	—

	67,461	1,117,660	1,116,524	(1,136)

Total Energy	82,569	1,382,050	1,380,858	(1,192)

Financials — 2.8%
Banks — 1.0%
Bank of Montreal (Canada)	1,555	98,960	98,960	—
Bank of Nova Scotia (The) (Canada)	1,871	100,545	100,545	—
National Bank of Canada (Canada)	2,880	102,807	102,807	—
Royal Bank of Canada (Canada)	1,591	99,400	99,400	—
Toronto-Dominion Bank (The) (Canada)	2,257	102,409	102,409	—

	10,154	504,121	504,121	—

Capital Markets — 0.4%
3i Group plc (United Kingdom)	9,813	80,595	80,439	(156)
Investec plc (United Kingdom)	13,866	86,219	86,056	(163)

	23,679	166,814	166,495	(319)

Insurance — 1.4%
CNP Assurances (France)	6,099	105,683	105,624	(59)
Industrial Alliance Insurance and Financial Services, Inc. (Canada)	2,670	103,392	103,392	—
Mapfre S.A. (Spain)	35,123	104,372	104,190	(182)
NN Group NV (Netherlands)	3,283	98,928	98,893	(35)
Poste Italiane SpA (Italy) (c)	15,077	100,381	100,364	(17)
Swiss Life Holding AG (Switzerland)	303	80,225	80,184	(41)
Swiss Re AG (Switzerland)	876	81,354	81,303	(51)

	63,431	674,335	673,950	(385)

Total Financials	97,264	1,345,270	1,344,566	(704)

Health Care — 0.7%
Health Care Equipment & Supplies — 0.1%
Smith & Nephew plc (United Kingdom)	5,321	77,049	76,923	(126)

Life Sciences Tools & Services — 0.2%
Lonza Group AG (Switzerland)	429	80,983	80,953	(30)

Pharmaceuticals — 0.4%
Jazz Pharmaceuticals plc (Ireland) (a)	653	71,484	71,484	—
Merck KGaA (Germany)	926	95,208	95,314	106

	1,579	166,692	166,798	106

Total Health Care	7,329	324,724	324,674	(50)

Industrials — 2.5%
Aerospace & Defense — 0.6%
CAE, Inc. (Canada)	7,002	98,351	98,351	—
Meggitt plc (United Kingdom)	14,760	78,643	78,523	(120)
Thales S.A. (France)	1,101	103,664	103,588	(76)

	22,863	280,658	280,462	(196)

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	27

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF OCTOBER 31, 2016 (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Common Stocks — continued
Air Freight & Logistics — 0.2%
Royal Mail plc (United Kingdom)	13,402	80,544	80,406	(138)

Construction & Engineering — 0.6%
ACS Actividades de Construccion y Servicios S.A. (Spain)	3,385	103,785	103,543	(242)
Eiffage S.A. (France)	1,362	100,832	100,835	3
Vinci S.A. (France)	1,348	97,636	97,622	(14)

	6,095	302,253	302,000	(253)

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	3,521	72,587	72,640	53
Prysmian SpA (Italy)	3,946	98,200	98,128	(72)
Schneider Electric SE (France)	1,461	98,058	98,253	195

	8,928	268,845	269,021	176

Professional Services — 0.2%
RELX plc (United Kingdom)	4,497	80,418	80,272	(146)

Trading Companies & Distributors — 0.2%
Rexel S.A. (France)	7,152	99,199	99,193	(6)

Transportation Infrastructure — 0.2%
Aena S.A. (Spain) (c)	702	103,072	102,869	(203)

Total Industrials	63,639	1,214,989	1,214,223	(766)

Information Technology — 0.6%
IT Services — 0.4%
Atos SE (France)	957	99,402	99,311	(91)
CGI Group, Inc. (Canada) (a)	2,133	101,315	101,315	—

	3,090	200,717	200,626	(91)

Software — 0.2%
Open Text Corp. (Canada)	1,561	96,921	96,921	—

Total Information Technology	4,651	297,638	297,547	(91)

Materials — 1.2%
Chemicals — 0.4%
Covestro AG (Germany) (c)	1,673	98,879	99,071	192
Evonik Industries AG (Germany)	3,067	95,819	96,048	229

	4,740	194,698	195,119	421

Metals & Mining — 0.6%
Aichi Steel Corp. (Japan)	2,100	101,325	101,115	(210)
Glencore plc (Jersey)	27,808	85,093	85,124	31
Rio Tinto plc (United Kingdom)	2,434	84,595	84,643	48

	32,342	271,013	270,882	(131)

Paper & Forest Products — 0.2%
UPM-Kymmene OYJ (Finland)	4,783	111,312	111,260	(52)

Total Materials	41,865	577,023	577,261	238

Real Estate — 1.0%
Industrial Real Estate Investment Trusts — 0.2%
Swiss Prime Site AG (Switzerland)	969	80,346	80,368	22

Real Estate Management & Development — 0.8%
Deutsche EuroShop AG (Germany)	2,319	100,173	100,228	55
Nexity S.A. (France)	1,952	98,023	98,007	(16)
PSP Swiss Property AG (Switzerland)	1,105	98,825	98,874	49
Sponda OYJ (Finland)	21,288	100,767	100,788	21

	26,664	397,788	397,897	109

Total Real Estate	27,633	478,134	478,265	131

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

28	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Long Positions — continued

Common Stocks — continued
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Telefonica SA (Spain)	10,237	104,062	104,015	(47)

Total Telecommunication Services	10,237	104,062	104,015	(47)

Utilities — 2.2%
Electric Utilities — 1.0%
EDP — Energias de Portugal S.A. (Portugal)	30,679	101,404	101,402	(2)
Endesa S.A. (Spain)	4,789	101,805	101,650	(155)
Enel SpA (Italy)	23,654	101,788	101,697	(91)
Iberdrola S.A. (Spain)	15,105	102,955	102,797	(158)
SSE plc (United Kingdom)	4,259	82,939	82,808	(131)

	78,486	490,891	490,354	(537)

Gas Utilities — 0.6%
Enagas S.A. (Spain)	3,483	99,983	99,840	(143)
Gas Natural SDG S.A. (Spain)	5,086	100,358	100,115	(243)
Snam SpA (Italy)	19,157	100,985	100,935	(50)

	27,726	301,326	300,890	(436)

Multi-Utilities — 0.6%
Centrica plc (United Kingdom)	31,696	83,101	83,020	(81)
E.ON SE (Germany)	13,233	96,921	96,983	62
Engie S.A. (France)	6,855	98,843	98,862	19

	51,784	278,865	278,865	—

Total Utilities	157,996	1,071,082	1,070,109	(973)

Total Long Positions of Total Return Basket Swap	620,273	8,679,917	8,676,075	(3,842)

Short Positions

Common Stocks
Consumer Discretionary — (0.1)%
Hotels, Restaurants & Leisure — (0.1)%
McDonald’s Holdings Co. Japan Ltd. (Japan)	2,300	66,234	66,177	57
Wynn Resorts Ltd.	126	11,913	11,913	—

	2,426	78,147	78,090	57

Total Consumer Discretionary	2,426	78,147	78,090	57

Industrials — (0.3)%
Aerospace & Defense — (0.1)%
Bombardier, Inc. (Canada) (a)	49,688	65,939	65,939	—

Industrial Conglomerates — (0.2)%
Keihan Holdings Co. Ltd. (Japan)	2,000	13,522	13,503	19
Toshiba Corp. (Japan)	18,000	65,395	65,175	220

	20,000	78,917	78,678	239

Total Industrials	69,688	144,856	144,617	239

Materials — (0.0)% (b)
Metals & Mining — (0.0)% (b)
First Quantum Minerals Ltd. (Canada)	1,671	15,872	15,872	—

Total Materials	1,671	15,872	15,872	—

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	29

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF OCTOBER 31, 2016 (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($) (1)	CURRENT VALUE($) (2)	VALUE($) (3)
Short Positions — continued

Common Stocks — continued
Telecommunication Services — (0.1)%
Diversified Telecommunication Services — (0.1)%
Telecom Italia SpA (Italy)	68,626	59,552	59,657	(105)

Total Telecommunication Services	68,626	59,552	59,657	(105)

Total Short Positions of Total Return Basket Swap	142,411	298,427	298,236	191

Total of Long and Short Positions of Total Return Basket Swap	477,862	8,381,490	8,377,839	(3,651)

Outstanding Swap Contract, at value				$(3,651)

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS:

(1)	— Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	— Current value represents market value as of October 31, 2016 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	— Value represents the unrealized gain (loss) of the positions.
(a)	— Non-income producing security.
(b)	— Amounts rounds to less than 0.1%.
(c)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

30	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2016

JPMorgan Diversified Alternatives ETF
ASSETS:
Investments in non-affiliates, at value	$24,568,934
Investment in affiliates, at value	25,631,779

Total Investment securities, at value	50,200,713
Cash	704,756
Restricted Cash	750
Deposits at broker	1,014,000
Foreign currency, at value	408,129
Receivables:
Investment securities sold	53,062
Due from counterparty for swap contracts	203,805
Due from Adviser	134,195
Deferred offering costs	9,143
Dividends from non-affiliates	5,376
Dividends from affiliates	3,182
Unrealized appreciation on forward foreign currency exchange contracts	98,527
Outstanding swap contracts, at value	1,654

Total Assets	52,837,292

LIABILITIES:
Payables:
Investments securities purchased	608,079
Variation margin on futures contracts	13,383
Unrealized depreciation on forward foreign currency exchange contracts	37,823
Accrued Liabilities:
Professional fees	147,430
Custodian and Transfer Agent fees	16,460
Accounting fees	11,402
Administration fees	2,648
Advisory fees	1,992
Trustees’ and Chief Compliance Officer’s fees	1,525
Other	15,466
Outstanding swap contracts, at value	3,651

Total Liabilities	859,859

Net Assets	$51,977,433

NET ASSETS:
Paid-in Capital	$51,692,646
Accumulated undistributed (distributions in excess of) net investment income	367,786
Accumulated net realized gains (losses)	(890)
Net unrealized appreciation (depreciation)	(82,109)

Total Net Assets	$51,977,433

Outstanding number of shares (unlimited number of shares authorized — par value $0.0001)	2,050,000

Net asset value, per share	$25.35

Cost of investments in non-affiliates	$24,690,379
Cost of investments in affiliates	25,631,779
Cost of foreign currency	406,885

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	31

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2016

JPMorgan Diversified Alternatives ETF (a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$9,723
Dividend income from affiliates	3,202
Interest income from affiliates	5
Foreign taxes withheld	(515)

Total Investment Income	12,415

EXPENSES:
Investment advisory fees (Note 3.A)	21,733
Administration fees (Note 3.B)	3,079
Trustees’ and Chief Compliance Officer’s fees	1,525
Professional fees	147,430
Printing and mailing costs	2,500
Custodian and Transfer Agent fees	16,431
Registration and filing fees	5,995
Interest expense from affiliates	3,325
Offering costs	6,611
Accounting fees	14,291
Other	1,328

Total expenses	224,248

Less fees waived (Note 3.D)	(24,812)
Less expense reimbursements from affiliates (Note 3.D)	(170,781)
Less expense reimbursements from non-affiliates (Note 3.C)	(750)

Net expenses	27,905

Net investment income (loss)	(15,490)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,481)
Futures	25,495
Foreign currency transactions	36,002
Swaps	292,330

Net realized gain (loss)	349,346

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(121,445)
Futures	(20,388)
Foreign currency translations	61,721
Swaps	(1,997)

Change in net unrealized appreciation/depreciation	(82,109)

Net realized/unrealized gains (losses)	267,237

Change in net assets resulting from operations	$251,747

(a)	Commencement of operations was September 12, 2016.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

32	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED

JPMorgan Diversified Alternatives ETF
Period Ended October 31, 2016 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(15,490)
Net realized gain (loss)	349,346
Change in net unrealized appreciation/depreciation	(82,109)

Change in net assets resulting from operations	251,747

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	$51,725,686

NET ASSETS:
Change in net assets	51,977,433
Beginning of period	—

End of period	$51,977,433

Accumulated undistributed (distributions in excess of) net investment income	$367,786

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued	51,725,686

Total change in net assets resulting from capital transactions	$51,725,686

SHARE TRANSACTIONS:
Issued	2,050,000

Net increase in shares from share transactions	2,050,000

(a)	Commencement of operations was September 12, 2016.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	33

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR THE PERIOD INDICATED

	Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value, end of period	Market price, end of period

JPMorgan Diversified Alternatives ETF
September 12, 2016 (a) through October 31, 2016	$25.00	$(0.02)	$0.37	$0.35	$25.35	$25.42

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(f)	Annualized for periods less than one year, unless otherwise indicated.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

34	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

Ratios/Supplemental data
			Ratios to average net assets (f)
Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses		Net investment income (loss)	Expenses without waivers and reimbursements		Portfolio turnover rate (c)(h)

1.44%	1.68%	$51,977,433	0.85	%(g)	(0.47)%	6.65	%(g)	5%

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	35

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016

1. Organization

J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. JPMorgan Diversified Alternatives ETF (the “Fund” or the “Diversified Alternatives ETF”) is a separate diversified series of the Trust covered in this report.

The Fund commenced operations on September 12, 2016. The investment objective of the Fund is to seek to provide long-term total return.

J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as the Adviser and Administrator (the “Administrator”) to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from their net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through SEI Investments Distribution Co. (the “Distributor” or “SIDCO”), at NAV in large blocks of shares, typically 50,000 shares, referred to as “Creation Units.” Creation Units are issued and redeemed principally in cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of the U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis for Consolidation for the Fund

Diversified Alternatives Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2015 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. As of October 31, 2016, net assets of the Fund were $51,977,433 of which $6,237,848, or approximately 12.0%, represented the Subsidiary’s net assets. The net realized gain in the Subsidiary amounted to $38,545. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices, and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instruments are traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Fund”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

36	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$4,140,080	$—	$—	$4,140,080
Consumer Staples	2,348,807	—	—	2,348,807
Energy	522,781	—	—	522,781
Financials	1,562,667	246,518	—	1,809,185
Health Care	2,132,595	—	—	2,132,595
Industrials	3,203,198	—	—	3,203,198
Information Technology	7,331,544	—	—	7,331,544
Materials	1,666,588	—	—	1,666,588
Telecommunication Services	139,304	—	—	139,304
Utilities	1,274,852	—	—	1,274,852

Total Common Stocks	24,322,416	246,518	—	24,568,934

Short-Term Investment	25,631,779	—	—	25,631,779

Total Investments in Securities	$49,954,195	$246,518	$—	$50,200,713

	Level 1 Quoted Prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$98,527	$—	$98,527
Futures Contracts	141,930	—	—	141,930
Swaps	—	—	—	—

Total Appreciation in Other Financial Instruments	$141,930	$98,527	$—	$240,457

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(37,823)	$—	$(37,823)
Futures Contracts	(162,318)	—	—	(162,318)
Swaps	—	(1,997)	—	(1,997)

Total Depreciation in Other Financial Instruments	$(162,318)	$(39,820)	$—	$(202,138)

All portfolio holdings designated as Level 1 are disclosed individually on the CSOIs. Please refer to the CSOIs for industry class specifics of the portfolio holdings.

There were no transfers among any levels during the period ended October 31, 2016. Transfers between fair value levels are valued utilizing values as of the beginning of the period.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of October 31, 2016, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016 (continued)

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gains to the Fund. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Consolidated Statement of Assets and Liabilities (“CSAL”).

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury and commodity futures to obtain long and short exposure to the underlying commodities markets.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation in the Consolidated Statement of Operations (“CSOP”). Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the CSOP at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the CSOI and cash deposited is recorded on the CSAL. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the CSAL.

The use of futures contracts exposes the Fund to interest rate risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the CSAL, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

38	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of October 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Total Return Basket Swaps — The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly reset. During a reset, any unrealized gains (losses) on positions, accrued financing costs, and net dividends become available for cash settlement between the Fund and the swap counterparty and are recorded as Due from/to counterparty for swap contract on the CSAL and as net realized gain (loss) on transactions from swaps on the CSOP.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is reported on the CSAL as Restricted cash. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value as recorded on the CSAL).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable. The value of each swap is reflected on the CSAL as Outstanding swap contracts, at value. Changes in the value of each swap are recognized as Change in net unrealized appreciation/depreciation of swaps on the CSOP.

The total return basket swaps contracts are subject to master netting arrangements.

(4). Summary of Derivatives Information — The following tables present the value of derivatives held as of October 31, 2016, by their primary underlying risk exposure and respective location on the CSAL:

Derivatives Contracts	CSAL Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$30,603	$—	$—	$30,603
Equity Contracts	Receivables, Net Assets — Unrealized Appreciation	31,413	—	—	31,413
Foreign exchange contracts	Receivables	—	98,527	—	98,527
Commodity contracts	Receivables, Net Assets — Unrealized Appreciation	79,914	—	—	79,914

Total		$141,930	$98,527	$—	$240,457

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(88,623)	$—	$—	$(88,623)
Equity Contracts	Payables, Net Assets — Unrealized Depreciation	(10,335)	—	(1,997)	(12,332)
Foreign exchange contracts	Payables	—	(37,823)	—	(37,823)
Commodity contracts	Payables, Net Assets — Unrealized Depreciation	(63,360)	—	—	(63,360)

Total		$(162,318)	$(37,823)	$(1,997)	$(202,138)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported on the CSOI. The CSAL only reflects the current day variation margin receivable/payable from/to brokers.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	39

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016 (continued)

The following tables present the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of October 31, 2016:

Counterparty	Gross Amount of Derivative Assets are subject to netting arrangements Presented on the CSAL (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America	$1,635	$—	$—	$1,635
Deutsche Bank	46,741	(10,047)	—	36,694
Goldman Sachs	116	—	—	116
Merrill Lynch	2,124	(2,124)	—	—
Royal Bank of Canada	9,186	(2,793)	—	6,393
Toronto Bank	40,360	(356)	—	40,004
UBS	19	(19)	—	—

	$100,181	$(15,339)	$—	$84,842

Counterparty	Gross Amount of Derivative Liabilities are subject to netting arrangements Presented on the CSAL (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due to Counterparty (Not less than zero)
Deutsche Bank	$10,047	$(10,047)	$—	$—
Merrill Lynch	24,627	(2,124)	—	22,503
Royal Bank of Canada	2,793	(2,793)	—	—
Toronto Bank	356	(356)	—	—
UBS	3,651	(19)	—	3,632

	$41,474	$(15,339)	$—	$26,135

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the CSAL.

The following tables present the effect of derivatives on the CSOP for the period ended October 31, 2016, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on the CSOP
Derivatives Contracts:	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$4,817	$—	$—	$4,817
Equity Contracts	(1,216)	—	292,330	291,114
Foreign exchange contracts	—	40,632	—	40,632
Commodity contracts	21,894	—	—	21,894

Total	$25,495	$40,632	$292,330	$358,457

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the CSOP
Derivatives Contracts:	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(35,498)	$—	$—	$(35,498)
Equity Contracts	(1,444)	—	(1,997)	(3,441)
Foreign exchange contracts	—	60,704	—	60,704
Commodity contracts	16,554	—	—	16,554

Total	$(20,388)	$60,704	$(1,997)	$38,319

The Fund’s derivatives contracts held at October 31, 2016 are not accounted for as hedging instruments under GAAP.

40	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

Derivatives Volume

The table discloses the volume of the Fund’s futures contracts, forward foreign currency exchange contracts and swaps activity during the period ended October 31, 2016. Please refer to the table in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Futures Contracts: (a)
Commodity
Average Notional Balance Long	$1,694,986
Average Notional Balance Short	1,812,418
Ending Notional Balance Long	3,082,904
Ending Notional Balance Short	3,332,336
Equity
Average Notional Balance Long	767,581
Average Notional Balance Short	2,179,148
Ending Notional Balance Long	355,036
Ending Notional Balance Short	3,710,175
Interest
Average Notional Balance Long	7,842,796
Average Notional Balance Short	4,959,743
Ending Notional Balance Long	14,741,802
Ending Notional Balance Short	8,054,673

Forward Foreign Currency Exchange Contracts (a)
Average Settlement Value Purchased	4,795,323
Average Settlement Value Sold	5,422,373
Ending Settlement Value Purchased	8,297,888
Ending Settlement Value Sold	9,348,764

Total Return Basket Swaps (a)
Average Notional Balance Long	10,916,185
Average Notional Balance Short	9,927,509
Ending Notional Balance Long	18,145,920
Ending Notional Balance Short	16,715,898

(a)	For the period from September 12, 2016 through October 31, 2016.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the CSOP.

E. Offering and Organizational Costs — Total offering costs incurred in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Trust, if any, were recorded as an expense at the time it commenced operations. For the period ended October 31, 2016, approximate offering costs incurred by the Fund were $15,754.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

G. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	41

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016 (continued)

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of October 31, no liability for income tax is required in the Fund’s consolidated financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

For Federal income tax purposes, taxable income of the Fund and the Subsidiary are separately calculated. The Subsidiary is classified as a controlled foreign corporation under the Code and its taxable income, including net gains, is included as ordinary income in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

I. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(33,040)	$383,276	$(350,236)

The reclassifications for the Fund relate primarily to reclassification of income and expense from swap transactions, investment in subsidiary and certain foreign currency related transactions.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of the Fund and the Subsidiary and for such services is paid a fee. The fee for services to the Fund is accrued daily and paid monthly at an annual rate of 0.60% of the Fund’s average daily net assets.

The Subsidiary has entered into a separate contract with the Adviser to provide investment advisory and other services to the Subsidiary. The fee for services to the Subsidiary is accrued daily and paid monthly at an annual rate of 0.60% of the Subsidiary’s average daily net assets. The Adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary. This waiver will continue in effect so long as the Fund invests in the Subsidiary and may not be terminated without approval by the Fund’s Board.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.D.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, provides certain administration services to the Fund and the Subsidiary. In consideration of these services for the Fund, the Administrator receives a fee accrued daily and paid monthly at the annual rate of 0.085% of the daily net assets, notwithstanding any fee waivers and/or expense reimbursements. In consideration for services rendered to the Subsidiary, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Subsidiary.

The Administrator waived Administration fees as outlined in Note 3.D.

C. Custodian and Transfer Agent Fees — JPMCB, a wholly-owned subsidiary of JPMorgan, provides portfolio custody and transfer agent services to the Fund. The amounts paid directly to JPMCB by the Fund for custody services are included in the Custodian and Transfer Agent fees on the CSOP. With respect to the transfer agency services provided by JPMCB for each creation or redemption transaction, the Authorized Participant will generally be responsible for such associated expenses; during the period, the Fund paid no transfer agency fees to JPMCB.

Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.

For the period ended October 31, 2016, the amount of transaction fees paid by the Authorized Participants that were used to reimburse custodian fees was $750.

Restricted cash on the Statement of Assets and Liabilities is cash received from Authorized Participants for the reimbursement of creation and/or redemption of Fund shares.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the CSOP.

42	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the CSOP.

D. Waivers and Reimbursements — The Adviser has contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales (if applicable), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the Fund’s average daily net assets.

The expense limitation agreements were in effect for the period ended October 31, 2016. The contractual expense limitation percentage is in place until at least June 14, 2019.

For the period ended October 31, 2016, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Total	Contractual Reimbursements
$21,733	$3,079	$24,812	$170,781

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser has agreed to waive the total expense ratio of the underlying funds.

The amount of the waivers resulting from investments in these money market funds during the period ended October 31, 2016 was $66. This amount is included in “fees waived” on the CSOP.

E. Related Party Transactions — The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the investment policies of the Fund or the securities that are purchased or sold by the Fund. SIDCO receives no fee for its distribution services under the Distribution Agreement. Although the Distributor does not receive any fees under the Distribution Agreement with the Trust, JPMIM pays the Distributor for certain distribution related services.

F. Other — Certain officers of the Trust are affiliated with the Adviser. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the CSOP.

During the period ended October 31, 2016, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the period ended October 31, 2016, the Fund incurred no brokerage commissions with broker-dealers affiliated with the Advisor or Trust.

4. Investment Transactions

At October 31, 2016, the records of the fund reflected that 100% of the Fund’s total shares outstanding were held by two Authorized Participants, in the form of creation units. However, the individual shares carrying such creation units are listed and traded under the NYSE Arca and have been purchased and sold by persons other than Authorized Participants.

During the period ended October 31, 2016, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$31,943,021	$843,826

During the period ended October 31, 2016, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities, including the Subsidiary, held at October 31, 2016 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$50,322,221	$329,315	$(450,823)	$(121,508)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sales.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	43

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF OCTOBER 31, 2016 (continued)

The Federal income tax unrealized appreciation (depreciation) in value of investment securities includes unrealized depreciation of the Fund’s investment in its subsidiary of $16,488, when if realized is not deductible for income tax purposes.

There were no taxable distributions for the period ended October 31, 2016.

As of October 31, 2016, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
$431,275	$9,632	$(82,174)	$(73,946)	$284,787

As of October 31, 2016, the Fund had no capital loss carryforwards.

6. Capital Share Transactions

The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Consolidated Statement of Changes in Net Assets.

Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a “DTC Participant”; which, in either case, must have executed an agreement with the Distributor.

Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund’s registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

Authorized Participants transacting in Creation Units for cash may also pay a variable charge to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares purchased” or “Proceeds from shares sold” in the Consolidated Statements of Changes in Net Assets.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of October 31, 2016, the Adviser owned 95.1% of the outstanding shares of the Fund.

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss.

Derivatives, including swap agreements, and futures may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk including the credit risk of the derivative counterparty.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swaps and forward foreign currency exchange contracts.

The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

The Fund is subject to counterparty risk, which is the risk that a counterparty will not fulfill its contractual obligations arising from agreements with the Fund such as forward foreign currency exchange contracts.

44	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and the Shareholders of JPMorgan Diversified Alternatives

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of JPMorgan Diversified Alternatives ETF (a separate series of J.P. Morgan Exchange-Traded Fund Trust) and its subsidiary (the “Fund”) as of October 31, 2016, and the results of their operations, the changes in their net assets and the financial highlights for the period September 12, 2016 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the transfer agent, custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 21, 2016

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	45

SUPPLEMENTAL INFORMATION

FOR THE PERIOD INDICATED (Unaudited)

The table below indicates the number of trading days in which the Fund traded within the range of the premium/discount noted. The number of days in each range is also shown as a percentage of the total trading days for the period covered in the table. All information within the table is based on historical performance. Past performance cannot be used to predict future results. Shareholders may pay more than NAV when they buy fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market prices.

	Diversified Alternatives ETF (a)
Range of Premium/(Discount)	Day Count	Percentage
Greater than 1.0% and Less than or equal to 1.5%	2	5.88%
Greater than 0.5% and Less than or equal to 1.0%	15	44.12%
Between 0.5% and -0.5%	17	50.00%

	34	100.00%

(a)	Commencement of operations was September 12, 2016.

46	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

TRUSTEES

(Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Funds Trustees and is available, without charge, upon request by calling 1-844-457-6383 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth; Positions With the Funds since)	Principal Occupation During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (1)	Other Directorships Held During the Past 5 Years
Independent Trustees

Gary L. French (1951); Trustee of the Trust since 2014	Real Estate Investor (2011-present); Senior Consultant for the Regulatory Fundamentals Group LLC (2011-present); Senior Vice President-Fund Administration, State Street Corporation (2002-2010).	14	Independent Trustee, The China Fund, Inc. (2013-present); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).

Robert J. Grassi (1957); Trustee of the Trust since 2014	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Coming Incorporated (2002-2012).	14	None.

Thomas P. Lemke (1954); Trustee of the Trust since 2014	Retired; Executive Vice President and General Counsel, Legg Mason (2005-2013).	14	Independent Trustee of AXA Premier VIP Trust (2014-present); SEI family of funds, (Independent Trustee of The Advisors’ Inner Circle III Funds (5 portfolios) (2014-present)); Independent Trustee of O’Connor EQUUS (2014-present); Independent Trustee of Winton Series Trust (2014-present); Independent Director of The Victory Funds (or their predecessor funds) (35 portfolios) (2014-2015).

Lawrence R. Maffia (1950); Trustee of the Trust since 2014	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	14	Director, ICI Mutual Insurance Company (1999-2013).

Emily A. Youssouf (1951); Trustee of the Trust since 2014	Clinical Professor, NYU Schack Institute of Real Estate (2009-present); Board Member, NYC Health and Hospitals Corporation (2005-present); Board Member and Member of The Audit Committee and Related Parties Committee, PennyMac Financial Services, Inc. (2013-present)	14	Trustee, NYC School Construction Authority (2009-present); Board Member, NYS Job Development Authority (2008-present); Trustee (2015-present) and Chair of the Audit Committee (2015-present) of the Transit Center; Vice Chair (2011-2013) and Board Member (2013-2014) of New York City Housing Authority.
Interested Trustee

Robert Deutsch (2) (1957); Trustee of the Trust since 2014	Head of the Global ETF Business for JPMorgan Asset Management (2013-present); Head of the Global Liquidity Business for JPMorgan Asset Management (2003-2013).	14	None

(1)	A Fund complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. Eleven Funds are currently operating and three additional series are in registration and three additional series have been created and will be registered in the future.

(2)	Mr. Deutsch is an interested trustee because he is an employee of the Adviser.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	47

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Robert F. Deutsch (1957), President and Principal Executive Officer (2014)*	Managing Director, global head of J.P. Morgan Asset Management’s Exchange Traded Funds and a member of the J.P. Morgan Global Funds Operating Committee. Previously, head of the Global Liquidity Business from 2003 to 2013 and National Sales Manager for J.P. Morgan’s U.S. Mutual Funds Business prior to 2003.

Lauren A. Paino (1973), Treasurer and Principal Financial Officer (2015)***	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; Director, Credit Suisse Asset Management (2000-2013); Manager, PricewaterhouseCoopers LLP (1995-2000).

Paul Shield (1960), Vice President and Assistant Treasurer (2016)	Managing Director and head of Business Management for JPMorgan Asset Management’s Exchange Traded Fund platform since 2013. Senior Global Product Manager of Alternative Investments for BNY Mellon from 2011 to 2013 and Global Product Head for Exchange Traded Funds at JPMorgan Chase Bank from 2008 to 2011.

Brian S. Shlissel (1964), Vice President (2016)	Managing Director and Chief Administrative Officer, leads the JPMorgan U.S. Platform Management Team for JPMorgan’s pooled vehicles, including ETFs and mutual funds since 2014. Prior to joining JPMorgan in 2014, President and Chief Executive Officer for Mutual Funds and Head of Mutual Fund Services for Allianz Global Investors.

Frank J. Nasta (1964), Secretary (2014)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2014)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2014)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2014)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2014)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2014)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagler & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2014)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2010 to February 2014; Associate, Ropes & Gray (law firm) from 2008 to 2010.

Pamela L. Woodley (1971), Assistant Secretary (2014)***	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Frederick J. Cavaliere (1978), Assistant Treasurer (2015)***	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; formerly Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2011; formerly Vice President of J.P. Morgan Investment Management Inc. 2010-2011. Mr. Cavaliere has been with JPMorgan since May 2006.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2014)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; formerly Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from 2012 to 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Julie A. Roach (1971), Assistant Treasurer (2014)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Jason Ronca (1978), Assistant Treasurer (2014)****	Vice President, Assistant Treasurer and ETF Platform Manager for J.P. Morgan Asset Management since 2014. ETF Product Manager for Corporate Investment Bank responsible for setting the strategy and control agenda for the ETF servicing business from 2010 to May 2014; Prior to 2010, a Vice President in Fund Accounting within J.P. Morgan Investor Services, supporting a series of U.S. registered mutual funds.

*	The contact address for the officer is 500 Stanton Christiana Road, Newark, DE 19173.
**	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.
***	The contact address for the officer is 4 New York Plaza, New York, NY 10004.
****	The contact address for the officer is One Beacon Street, Boston, MA 02108.

48	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses, in addition to brokerage commissions on your purchases and sales of Fund shares. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, September 12, 2016 and continued to hold your shares at the end of the reporting period, October 31, 2016.

Actual Expenses

For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

	Beginning Account Value 9/12/2016	Ending Account Value 10/31/2016	Annualized Expense Ratios	Expenses Paid During Period
JPMorgan Diversified Alternatives ETF
Actual Fund Return (1)	$1,000.00	$1,014.40	0.85%	$1.12
Hypothetical 5% Return (2)	1,000.00	1,020.86	0.85	4.32

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 48/366 (to reflect the actual period). The Fund commenced operations on September 12, 2016.
(2)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	49

BOARD APPROVAL OF INITIAL INVESTMENT ADVISORY AGREEMENT

(Unaudited)

For the JPMorgan Diversified Alternatives ETF

On September 8 - 9, 2015, the Board of the Trust, a statutory Trust organized under the laws of the State of Delaware, held an in-person meeting and approved the initial Investment Advisory Agreement (“Agreement”) for the JPMorgan Diversified Alternatives ETF (the “Fund”). The approval included the approval of a majority of Trustees who are not interested persons of the Trust or the Adviser. Such Trustees are considered Independent Trustees as defined by the 1940 Act. In connection with the approval of the Agreement for the Fund, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed Agreement, the Trustees reviewed the Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Agreement. The Trustees also discussed the proposed Agreement in an executive session with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Agreement for the Fund.

The Trustees considered information provided with respect to the Fund and the approval of the Agreement. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the Agreement was fair and reasonable and that the initial approval of the Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the initial Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Agreement, as well as other relevant information furnished for the Trustees. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and the underlying indices for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the Trust’s lineup, and how it will be positioned against identified peers.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser gained from experience as Trustees of the Trust and in the financial industry. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Trust, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Trust.

The Trustees also considered that the fees that the Administrator, an affiliate of the Adviser, will earn from the Fund for providing administrative services. The Trustees also considered the fees paid to JPMCB, also an affiliate of the Adviser, for custody, transfer agency and other related services. The Trustees also considered that any fall-out or ancillary benefits would be comparable to those related to the other actively managed funds in the complex.

Economies of Scale

The Trustees considered the extent to which the Fund will benefit from economies of scale. The Trustees noted that neither the proposed investment advisory fee schedule nor the proposed administration agreement for the Fund contains breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints. With respect to the administration agreement, the Trustees also considered the fact that the Fund would benefit from economies of scale for the broader J.P. Morgan mutual fund complex because the administration fee had been set at a level consistent with the lower effective rate of the mutual funds, which includes breakpoints. The Trustees also noted that the Adviser has implemented fee waivers and expense limitations. The Trustees concluded that shareholders of the Fund will generally benefit from the lower expense ratios that resulted from these factors.

Investment Performance

The Trustees considered the Fund’s investment strategy and processes, including the fact that the Fund seeks performance that closely corresponds to its Index, the portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate

50	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

to the fees charged to mutual funds with similar investment objectives or in similar asset classes managed by the Adviser, as well as information prepared by Broadridge, using data from Lipper Inc., independent providers of investment company data, concerning management fee rates paid by funds in the same Lipper category as the Fund. The Trustees also noted that the Adviser does not currently manage mutual funds or institutional accounts with the same or substantially similar strategies proposed for the Fund. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

OCTOBER 31, 2016	JPMORGAN EXCHANGE-TRADED FUNDS	51

THIS PAGE IS INTENTIONALLY LEFT BLANK

52	JPMORGAN EXCHANGE-TRADED FUNDS	OCTOBER 31, 2016

J.P. Morgan Exchange-Traded Funds are distributed by SEI Investments Distribution Co. (One Freedom Valley Dr., Oaks, PA 19456), which is not affiliated with JPMorgan Chase & Co. or any of its affiliates.

Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-844-457-6383 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. October 2016.	AN-DAETF-1016

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial experts are Gary L. French, Robert J. Grassi, Thomas P. Lemke, Lawrence R. Maffia, and Emily A. Youssouf, each of which is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2016 – $314,400

2015 – $133,900

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2016 – $65,792

2015 – $33,333

Audit-related fees consist of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2016 – $104,635

2015 – $38,800

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended October 31, 2016 and 2015, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2016 – $0

2015 – $0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2016 – 0.0%

2015 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2016 – $29.4 million

2015 – $30.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the Audit Committee are Gary L. French, Robert J. Grassi, Thomas P. Lemke, Lawrence R. Maffia, and Emily A. Youssouf.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer
December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert F. Deutsch
Robert F. Deutsch
President and Principal Executive Officer
December 29, 2016

By:	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
December 29, 2016